As filed with the Securities and Exchange Commission on July 29, 2014

1933 Act No. 333-155709

1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 75	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 77	☒

(Check appropriate box or boxes)

EGA Emerging Global Shares Trust

(Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Avenue, Ridgewood, NJ 07450

(Address of Principal Executive Offices)     (Zip Code)

201-389-6872

(Registrant's Telephone Number, including Area Code)

Robert C. Holderith

EGA Emerging Global Shares Trust

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares Beyond BRICs ETF	268461639	BBRC
EGShares Brazil Infrastructure ETF	268461829	BRXX
EGShares China Infrastructure ETF	268461837	CHXX
EGShares EM Dividend High Income ETF	268461431	EMHD
EGShares Emerging Markets Consumer ETF	268461779	ECON
EGShares Emerging Markets Core ETF	268461464	EMCR
EGShares Emerging Markets Dividend Growth ETF	268461456	EMDG
EGShares Emerging Markets Domestic Demand ETF	268461621	EMDD
EGShares India Consumer ETF	268461761	INCO
EGShares India Infrastructure ETF	268461845	INXX
EGShares India Small Cap ETF	268461811	SCIN
EGShares Low Volatility Emerging Markets Dividend ETF	268461654	HILO

Prospectus

July 29, 2014

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

FUND SUMMARIES

EGShares Beyond BRICs ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the “BBRC Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a

percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%
Fee Waiver (3)	0.27%
Total Annual Fund Operating Expenses after Fee Waiver	0.58%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.
(3)	EGA Emerging Global Shares Trust (the “Trust”) and EGA, adviser to the Fund, have entered into a written fee waiver agreement (“Fee Waiver Agreement”) pursuant to which EGA has agreed to waive its advisory fee to 0.58% of the Fund’s average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding for two years from October 1, 2013. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are waived during the first year by the Fee Waiver Agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$244	$445	$1,024

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares

1

are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the BBRC Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the BBRC Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The Fund may invest up to 75% of its assets in companies in more economically developed emerging market countries (excluding companies from “Beyond BRICs” countries) and up to 33% of its assets in “frontier” markets, which are less economically developed emerging market countries. The Fund defines companies from Beyond BRICs countries as emerging market companies that are included in the BBRC Underlying Index at the time of purchase. Because the BBRC Underlying Index is “Beyond BRICs,” it excludes companies domiciled in Brazil, Russia, India and China, and it also excludes companies domiciled in Taiwan and Argentina. The Fund may also invest in small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The BBRC Underlying Index is designed to represent the performance of a diversified basket of 90 liquid companies in emerging and frontier markets excluding Brazil, Russia, India, China (BRIC), Taiwan and Argentina, as defined by FTSE International Limited’s (“FTSE”) Country Classification System. The BBRC Underlying Index has 75% exposure to emerging and 25% to frontier markets at rebalance.

The Fund intends to replicate the constituent securities of the BBRC Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the BBRC Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BBRC Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

2

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the BBRC Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the BBRC Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the BBRC Underlying Index. In addition, the Fund’s NAV may deviate from the BBRC Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the BBRC Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the BBRC Underlying Index (“Sponsor”) will compile the BBRC Underlying Index accurately, or that the BBRC Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the BBRC Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the BBRC Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the BBRC Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the BBRC Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems. These risks may be greater for investments in frontier markets.

Frontier Markets Frontier markets countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging markets countries may be magnified in frontier markets countries.

3

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the BBRC Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the BBRC Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

4

During the periods shown in the bar chart above the Fund’s highest quarterly return was 2.90% (quarter ended March 31, 2013) and the Fund’s lowest quarterly return was -6.92% (quarter ended June 30, 2013).

Year-to-date return (through June 30, 2014): 7.52%.

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (8/15/12)
Return Before Taxes	-3.83%	2.30%
Return After Taxes on Distributions	-4.00%	2.09%
Return After Taxes on Distributions and Sale of Fund Shares	-1.97%	1.79%
FTSE Beyond BRICs IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes) (since October 25, 2013) (1)	0.67%	6.99%
Indxx Beyond BRICs Index (reflects no deduction for fees, expenses or taxes) (ceased October 25, 2013) (1), (2)	-6.39%	0.93%

(1)	The Fund changed its underlying index to the FTSE Beyond BRICs IndexSM in order to provide increased diversity of index providers across the EGA fund complex.

(2)	Performance shown through December 13, 2013, the last day the index was calculated.

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2012 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

5

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

EGShares Brazil Infrastructure ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Brazil Infrastructure Extended Index (the “BRXX Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the BRXX Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the

7

world. The BRXX Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian infrastructure companies included in the BRXX Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The BRXX Underlying Index is designed to represent the performance of the 30 largest Brazilian companies ranked by full market capitalization that FTSE International Limited (“FTSE”) determines to be representative of Brazil's infrastructure industries.

The Fund intends to replicate the constituent securities of the BRXX Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the BRXX Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BRXX Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the BRXX Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the BRXX Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the BRXX Underlying Index. In addition, the Fund’s NAV may deviate from the BRXX Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the BRXX Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the BRXX Underlying Index (“Sponsor”) will compile the BRXX Underlying Index accurately, or that the BRXX Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the BRXX Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the BRXX Underlying Index will be in line with its described index methodology. Any

8

gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the BRXX Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the BRXX Underlying Index is concentrated in the infrastructure sector of Brazil, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the BRXX Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

9

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the BRXX Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 17.87% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -21.98% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2014): 0.59%

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (2/24/10)
Return Before Taxes	-15.55%	-0.75%
Return After Taxes on Distributions	-16.56%	-1.84%
Return After Taxes on Distributions and Sale of Fund Shares	-8.66%	-0.80%
FTSE Brazil Infrastructure Extended IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes) (since February 3, 2014) (1)	-12.66%	-3.08%
Indxx Brazil Infrastructure Index (reflects no deduction for fees, expenses or taxes) (ceased February 3, 2014) (1)	-14.21%	1.17%

10

(1)	The Fund changed its underlying index to the FTSE Brazil Infrastructure Extended IndexSM in order to provide increased diversity of index providers across the EGA fund complex.

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2010 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

EGShares China Infrastructure ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx China Infrastructure Index (the “CHXX Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the CHXX Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the

12

world. The CHXX Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese infrastructure companies included in the CHXX Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The CHXX Underlying Index is a maximum 30-stock index designed to measure the market performance of companies in the infrastructure industry, as defined by Indxx’s proprietary methodology, in China. The CHXX Underlying Index consists of common stocks listed on the Hong Kong Stock Exchange and ADRs and GDRs.

The Fund intends to replicate the constituent securities of the CHXX Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the CHXX Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the CHXX Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the CHXX Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the CHXX Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the CHXX Underlying Index. In addition, the Fund’s NAV may deviate from the CHXX Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the CHXX Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the CHXX Underlying Index (“Sponsor”) will compile the CHXX Underlying Index accurately, or that the CHXX Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the CHXX Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the CHXX Underlying Index will be in line with its described index methodology. Any

13

gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the CHXX Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the CHXX Underlying Index is concentrated in the infrastructure sector of China, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the CHXX Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

14

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the CHXX Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 20.72% (quarter ended December 31, 2012) and the Fund’s lowest quarterly return was -35.12% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2014): -7.61%.

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (2/17/10)
Return Before Taxes	-2.93%	-0.77%
Return After Taxes on Distributions	-3.19%	-1.09%
Return After Taxes on Distributions and Sale of Fund Shares	-1.31%	-0.57%
Indxx China Infrastructure Index
(reflects no deduction for fees, expenses or taxes)	-1.8%	1.10%

15

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2010 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

EGShares EM Dividend High Income ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Equal Weighted Emerging All Cap Ex Taiwan Diversified Dividend Yield 50 Index (the “EMHD Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from August 15, 2013 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMHD Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that

17

are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the EMHD Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The EMHD Underlying Index measures the stock performance of the 50 highest yielding, liquid emerging market equity securities.

The Fund intends to replicate the constituent securities of the EMHD Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMHD Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the EMHD Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the EMHD Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMHD Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMHD Underlying Index. In addition, the Fund’s NAV may deviate from the EMHD Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMHD Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the EMHD Underlying Index (“Sponsor”) will compile the EMHD Underlying Index accurately, or that the EMHD Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EMHD Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMHD Underlying Index will be in line with its described index

18

methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMHD Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the EMHD Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Dividend-Paying Stocks The EMHD Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the EMHD Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

19

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMHD Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2013 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

EGShares Emerging Markets Consumer ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 IndexSM (the “ECON Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.84%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the ECON Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that

21

are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer companies that are included in the ECON Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund may invest in mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The ECON Underlying Index measures the stock performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries, as defined by S&P Dow Jones Indices LLC’s proprietary industry classification system.

The Fund intends to replicate the constituent securities of the ECON Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its wholly owned subsidiary in Mauritius (the “Subsidiary”)). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the ECON Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the ECON Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the ECON Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the ECON Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the ECON Underlying Index. In addition, the Fund’s NAV may deviate from the ECON Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the ECON Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the ECON Underlying Index (“Sponsor”) will compile the ECON Underlying Index accurately, or that the ECON Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the ECON Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the ECON Underlying Index will be in line with its described index methodology. Any

22

gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the ECON Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the ECON Underlying Index is concentrated in the consumer goods and consumer services industries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the ECON Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the ECON Underlying Index. The decision of

23

whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 12.95% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -16.14% (quarter ended September 30, 2011).

Year-to-date return (through June 30, 2014): 4.55%.

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (9/13/10)
Return Before Taxes	1.66%	9.58%
Return After Taxes on Distributions	1.52%	9.49%
Return After Taxes on Distributions and Sale of Fund Shares	1.12%	7.52%
Dow Jones Emerging Markets Consumer Titans 30 IndexSM
(reflects no deduction for fees, expenses or taxes)	2.54%	10.90%

Management

Investment Adviser

24

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2010 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

EGShares Emerging Markets Core ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Index (the “EMCR Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.70%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMCR Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that

26

are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the EMCR Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in companies of all capitalization sizes, which includes small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The EMCR Underlying Index is designed to measure the market performance of up to 116 companies that S&P Dow Jones Indices LLC determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap.

The Fund intends to replicate the constituent securities of the EMCR Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMCR Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the EMCR Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the EMCR Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and the Fund may also invest to some extent in ADRs and GDRs. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the EMCR Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMCR Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMCR Underlying Index. In addition, the Fund’s NAV may deviate from the EMCR Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMCR Underlying Index for that security.

27

Index-Related Risk There is no assurance that the sponsor of the EMCR Underlying Index (“Sponsor”) will compile the EMCR Underlying Index accurately, or that the EMCR Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EMCR Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMCR Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMCR Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the EMCR Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the EMCR Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

28

Treaty/Tax Risk The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMCR Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 3.43% (quarter ended September 30, 2013) and the Fund’s lowest quarterly return was -5.13% (quarter ended June 30, 2013).

Year-to-date return (through June 30, 2014): 6.20%.

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (10/16/12)
Return Before Taxes	0.08%	3.69%
Return After Taxes on Distributions	-0.31%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	0.39%	2.84%
S&P Emerging Markets Core IndexSM
(reflects no deduction for fees, expenses or taxes)	1.23%	4.87%

29

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2012 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

EGShares Emerging Markets Dividend Growth ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Emerging All Cap ex-Taiwan Diversified Capped Dividend Growth 50 Index (the “EMDG Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from July 1, 2013 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMDG Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that

31

are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the EMDG Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The EMDG Underlying Index measures the performance of 50 emerging market companies with a high compounded annual dividend growth rate.

The Fund intends to replicate the constituent securities of the EMDG Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMDG Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the EMDG Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the EMDG Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMDG Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMDG Underlying Index. In addition, the Fund’s NAV may deviate from the EMDG Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMDG Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the EMDG Underlying Index (“Sponsor”) will compile the EMDG Underlying Index accurately, or that the EMDG Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EMDG Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMDG Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

32

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMDG Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the EMDG Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Dividend-Paying Stocks The EMDG Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the EMDG Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMDG Underlying Index. The decision of

33

whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2013 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34

EGShares Emerging Markets Domestic Demand ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Domestic Demand Index (the “EMDD Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMDD Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that

35

are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market “domestic demand” companies included in the EMDD Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The EMDD Underlying Index is designed to measure the performance of companies in emerging markets that derive a significant portion of their revenues from sectors that are less reliant on exports and therefore driven by domestic demand, specifically those companies in the consumer staples, consumer discretionary, telecommunications services, healthcare and utilities industries.

The Fund intends to replicate the constituent securities of the EMDD Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMDD Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMDD Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the EMDD Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMDD Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMDD Underlying Index. In addition, the Fund’s NAV may deviate from the EMDD Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMDD Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the EMDD Underlying Index (“Sponsor”) will compile the EMDD Underlying Index accurately, or that the EMDD Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EMDD Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMDD Underlying Index will be in line with its described index

36

methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMDD Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Domestic Demand Concentration Because the EMDD Underlying Index is concentrated in the consumer staples, consumer discretionary, telecommunications services, healthcare and/or utilities industries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the EMDD Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMDD Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

37

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 3.63% (quarter ended September 30, 2013) and the Fund’s lowest quarterly return was -3.07% (quarter ended June 30, 2013).

Year-to-date return (through June 30, 2014): 5.47%.

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (8/15/12)
Return Before Taxes	3.66%	9.34%
Return After Taxes on Distributions	3.49%	9.15%
Return After Taxes on Distributions and Sale of Fund Shares	2.34%	7.21%
S&P Emerging Markets Domestic Demand IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes) (since February 3, 2014) (1)	-1.41%	3.88%
Indxx Emerging Markets Domestic Demand Index (reflects no deduction for fees, expenses or taxes) (ceased February 3, 2014) (1)	5.06%	11.25%

(1)	The Fund changed its underlying index to the S&P Emerging Markets Domestic Demand IndexSM in order to provide increased diversity of index providers across the EGA fund complex.

38

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2012 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

39

EGShares India Consumer ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index (the “INCO Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.89%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the INCO Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that

40

are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer companies included in the INCO Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indian consumer companies as companies that are included in the INCO Underlying Index at the time of purchase and includes emerging market companies whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods, food and drug retail, general retail, media, travel and leisure, and tobacco. The Fund may invest in companies of all capitalization sizes, which includes small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The INCO Underlying Index is a maximum 30-stock index designed to measure the market performance of companies in the consumer industry, as defined by Indxx’s proprietary methodology, in India. The INCO Underlying Index consists of common stocks listed on the primary exchange of India.

The Fund intends to replicate the constituent securities of the INCO Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the INCO Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the INCO Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets through a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. The Fund may also invest, to some extent, in ADRs and GDRs.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the INCO Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the INCO Underlying Index, including the cost of buying and

41

selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the INCO Underlying Index. In addition, the Fund’s NAV may deviate from the INCO Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the INCO Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the INCO Underlying Index (“Sponsor”) will compile the INCO Underlying Index accurately, or that the INCO Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the INCO Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the INCO Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the INCO Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the INCO Underlying Index is concentrated in the consumer goods and consumer services industries of India, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

42

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the INCO Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the INCO Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

43

During the periods shown in the bar chart above the Fund’s highest quarterly return was 23.84% (quarter ended September 30, 2012) and the Fund’s lowest quarterly return was -7.84% (quarter ended March 31, 2013).

Year-to-date return (through June 30, 2014): 24.17%.

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (8/10/11)
Return Before Taxes	-6.84%	4.73%
Return After Taxes on Distributions	-6.84%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares	-3.87%	3.63%
Indxx India Consumer Index
(reflects no deduction for fees, expenses or taxes)	-5.82%	6.21%

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2011 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44

EGShares India Infrastructure ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index (the “INXX Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the INXX Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the

45

world. The INXX Underlying Index includes companies whose businesses involve: construction and engineering, construction materials, independent power producers, metals and mining and wireless telecommunications services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian infrastructure companies included in the INXX Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in companies of all capitalization sizes, which includes small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The INXX Underlying Index is a maximum 30-stock index designed to measure the market performance of companies in the infrastructure industry, defined by Indxx’s proprietary methodology, in India. The INXX Underlying Index consists of common stocks listed on the primary exchange of India and ADRs and GDRs.

The Fund intends to replicate the constituent securities of the INXX Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the INXX Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the INXX Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets through a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. The Fund may also invest, to some extent, in ADRs and GDRs.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the INXX Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the INXX Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the INXX Underlying Index. In addition, the Fund’s NAV may deviate from the INXX Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the INXX Underlying Index for that security.

46

Index-Related Risk There is no assurance that the sponsor of the INXX Underlying Index (“Sponsor”) will compile the INXX Underlying Index accurately, or that the INXX Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the INXX Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the INXX Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the INXX Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration Because the INXX Underlying Index is concentrated in the infrastructure sector of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the INXX Underlying Index.

47

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the INXX Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 27.90% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -19.66% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2014): 38.53%.

48

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (8/11/10)
Return Before Taxes	-17.58%	-13.55%
Return After Taxes on Distributions	-19.76%	-14.31%
Return After Taxes on Distributions and Sale of Fund Shares	-8.17%	-9.82%
Indxx India Infrastructure Index
(reflects no deduction for fees, expenses or taxes)	-16.16%	-12.60%

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2010 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

49

EGShares India Small Cap ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index (the “SCIN Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the SCIN Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that

50

are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian small market capitalization (“small cap”) companies included in the SCIN Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund considers “small cap” companies to be those with market capitalizations between U.S. $100 million and U.S. $2 billion. The Fund may also invest in mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The SCIN Underlying Index is a maximum 75-stock index designed to measure the market performance of companies in the small cap segment in India. The SCIN Underlying Index consists of securities listed on the primary stock exchange of India.

The Fund intends to replicate the constituent securities of the SCIN Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through its Subsidiary). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the SCIN Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the SCIN Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets through a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India. The Fund may also invest, to some extent, in ADRs and GDRs.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the SCIN Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the SCIN Underlying Index, including the cost of buying and selling securities and maintaining the Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the SCIN Underlying Index. In addition, the Fund’s NAV may deviate from the SCIN

51

Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the SCIN Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the SCIN Underlying Index (“Sponsor”) will compile the SCIN Underlying Index accurately, or that the SCIN Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the SCIN Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the SCIN Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the SCIN Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the SCIN Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

52

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the SCIN Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the SCIN Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 30.94% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -26.42% (quarter ended December 31, 2011).

Year-to-date return (through June 30, 2014): 49.14%.

53

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (7/7/10)
Return Before Taxes	-19.93%	-13.31%
Return After Taxes on Distributions	-20.28%	-13.51%
Return After Taxes on Distributions and Sale of Fund Shares	-10.99%	-9.63%
Indxx India Small Cap Index
(reflects no deduction for fees, expenses or taxes)	-19.47%	-12.37%

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2010 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

54

EGShares Low Volatility Emerging Markets Dividend ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index (the “HILO Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of the portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the HILO Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that

55

are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the HILO Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The HILO Underlying Index is designed to represent the performance of 30 companies in emerging markets that have a high dividend yield and low beta against the FTSE Emerging Markets Index. Beta is a measure of how closely correlated a stock’s returns are to that of the market. A low beta generally indicates that a security experiences less variation than the market as a whole.

The Fund intends to replicate the constituent securities of the HILO Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the HILO Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the HILO Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the HILO Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the HILO Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the HILO Underlying Index. In addition, the Fund’s NAV may deviate from the HILO Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the HILO Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the HILO Underlying Index (“Sponsor”) will compile the HILO Underlying Index accurately, or that the HILO Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the HILO Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and

56

does not guarantee that the HILO Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the HILO Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the HILO Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Dividend-Paying Stocks The HILO Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the HILO Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

57

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the HILO Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 11.17% (quarter ended March 31, 2012) and the Fund’s lowest quarterly return was -7.55% (quarter ended June 30, 2012).

Year-to-date return (through June 30, 2014): 0.11%

Average Annual Total Return as of December 31, 2013

	1 Year	Since Inception (8/4/11)
Return Before Taxes	-9.91%	-1.43%
Return After Taxes on Distributions	-10.58%	-2.19%
Return After Taxes on Distributions and Sale of Fund Shares	-4.59%	-0.78%
FTSE Emerging All Cap ex Taiwan Low Volatility Dividend IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes) (since February 3, 2014) (1)	-3.39%	1.69%
Indxx Emerging Market High Income Low Beta Index (reflects no deduction for fees, expenses or taxes) (ceased February 3, 2014) (1)	-8.87%	-0.14%

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(1)	The Fund changed its underlying index to the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend IndexSM in order to provide increased diversity of index providers across the EGA fund complex.

Management

Investment Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008, and prior to becoming lead portfolio manager for the Fund in July, 2014, he supervised the portfolio management of the Fund from the Fund’s inception in 2011 through April, 2014.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by Board of Trustees (the “Board”) of EGA Emerging Global Shares Trust (the “Trust”) without shareholder approval subject to 60 days’ advance notice.

Investment Strategies

Underlying Index Each Fund’s Underlying Index is reconstituted annually. Except in certain circumstances described below, EGA will cause a Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the Fund’s Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology between annual reconstitutions. EGA will also rebalance a Fund’s portfolio securities quarterly. In recognition of longer settlement periods for emerging and frontier market securities, EGA may, at times, cause a Fund to purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of its Underlying Index. EGA will not cause a Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.

EGA intends to cause a Fund’s portfolio to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through a Subsidiary, where applicable). In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, EGA may utilize a “representative sampling” strategy whereby a Fund would hold a significant number of the component securities of its Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, EGA will typically remove these securities from the Fund’s portfolio. However, in the discretion of EGA, a Fund may remain invested in securities that were deleted from its Underlying Index until the next rebalancing of the Fund.

FTSE Definitions of Emerging and Frontier Markets. Funds that have an Underlying Index sponsored by FTSE define companies to be from “emerging market” countries (and, in the case of EGShares Beyond BRICs ETF, from “frontier market” countries) based on FTSE’s Country Classification System, which divides countries into four categories: Developed, Advanced Emerging, Secondary Emerging and Frontier. FTSE reviews a number of factors in determining a country’s category, including the country’s per capita gross national income as calculated by the World Bank; market size and the number of listed companies; credit rating; market and regulatory environment; custody and settlement practices; broker-dealer trading landscape; and development of the derivatives market. These Funds’ Underlying Indices consider “emerging markets” countries to be those included in FTSE’s Advanced Emerging and Secondary Emerging categories, and the BBRC Underlying Index considers “frontier market” countries to be those included in FTSE’s Frontier category.

S&P Dow Jones Definition of Emerging Markets. Funds that have an Underlying Index sponsored by S&P Dow Jones define companies to be from “emerging market” countries based on S&P Dow Jones’ Country Classification System, which divides countries into three categories: Developed, Emerging, and Frontier. S&P Dow Jones Indices uses a two-step process to categorize countries: first, it reviews quantitative criteria reflecting macroeconomic conditions, political stability, legal property rights and procedures, and trading and settlement processes. Second, it conducts a client consultation, and a final decision is made by the S&P Dow Jones Indices Global Equity Index Committee based on both the consultation and quantitative criteria. These Funds’ Underlying Indices consider “emerging markets” countries to be those included in S&P Dow Jones Indices’ Emerging category.

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The following information about each Fund’s Underlying Index supplements the information in the “Fund Summaries” section:

BBRC Underlying Index The BBRC Underlying Index is market capitalization weighted and adjusted for free-float and foreign ownership restrictions. Market capitalization weighting means each component security is weighted by the issuer's market capitalization relative to the overall capitalization of the index. An adjustment for free-float excludes shares of a company that are not freely available for trading in the public equity markets. The BBRC Underlying Index is composed of the top 75 qualifying emerging markets securities ranked by full market capitalization and the top 15 frontier market securities ranked by 6-month average daily trading value. Emerging markets countries are capped quarterly at 15% and securities at 3.75% of the index, and frontier markets securities are capped quarterly at 3% of the index. FTSE uses the term “emerging markets” to describe a nation’s social or business activity in the process of rapid industrialization, while FTSE uses the term “frontier markets” to describe the equity markets of the smaller and less accessible, but still “investable,” countries of the developing world. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $250 million to U.S. $5.2 billion. The BBRC Underlying Index is rebalanced quarterly and reconstituted annually in September.

BRXX Underlying Index FTSE categorizes index constituents in accordance with the Industry Classification Benchmark (ICB) and defines “infrastructure” companies as companies that own, manage or operate structures or networks, which are used for the processing or movement of goods, services, information/data, people, energy and necessities from one location to another. Constituent securities are free-float weighted, which means they are included in the BRXX Underlying Index at the value of their free public float (free-float multiplied by a security price). The BRXX Underlying Index constituents are capped on a quarterly basis at no more than 4.9% per security and no more than 25% per industry subsector. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $379 million to U.S. $5.9 billion. The BRXX Underlying Index is rebalanced quarterly and reconstituted annually in September.

CHXX Underlying Index The CHXX Underlying Index is a free-float adjusted market capitalization weighted index. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $2.3 billion to U.S. $37.5 billion. The CHXX Underlying Index is rebalanced quarterly and reconstituted annually in September.

EMHD Underlying Index The EMHD Underlying Index is an equal weighted index that is designed to measure the stock performance of the top 50 emerging market companies (excluding Taiwan) ranked by trailing dividend yield, with a limit of no more than 10 stocks per industry and per country. An equal weighted index represents the performance of its constituent securities in equal proportion to one another. FTSE’s Country Classification System uses the term “emerging markets” to describe a nation’s social or business activity in the process of rapid industrialization. FTSE categorizes the industries of the constituent securities of the EMHD Underlying Index in accordance with the Industry Classification Benchmark (ICB). Individual constituent weights are equally weighted, with each company’s weighting reset to 2% at every quarterly rebalance. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $1.0 billion to U.S. $3.3 billion. The EMHD Underlying Index is rebalanced quarterly and reconstituted annually in March.

ECON Underlying Index The ECON Underlying Index is a float-adjusted market capitalization index, A float-adjusted market capitalization index includes only those shares that are available to the public for trading. The ECON Underlying Index caps individual component securities at 10%. The aggregate weight of individual securities with weights of 4.5% or more is restricted to 45% of the ECON Underlying Index. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $3.1 billion to U.S. $45.8 billion. The ECON Underlying Index is rebalanced quarterly and reconstituted annually in September.

EMCR Underlying Index The EMCR Underlying Index is an equal weighted index comprised of large and liquid emerging market stocks trading on eligible domestic and developed market exchanges (i.e., the Hong Kong Stock

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Exchange, the London Stock Exchange, NASDAQ and the NYSE). An equal weighted index represents the performance of its constituent securities in equal proportion to one another. The EMCR Underlying Index uses Global Industry Classification Standard (GICS) Industry Group levels to select the largest, most representative stocks within industry groups. The EMCR Underlying Index’s constituent companies must meet minimum float-adjusted market capitalization and liquidity requirements. A float-adjusted market capitalization includes only those shares that are available to the public for trading. No country may have a weight greater than 15% by float-adjusted market capitalization. At each rebalancing, the EMCR Underlying Index constituents are initially allocated an equal weight. If a country exceeds the maximum country weight then it is capped at 15%, while all constituents within that country remain equally weighted. The excess is then equally distributed among the rest of the non-capped constituents. If needed, this procedure is repeated until no country exceeds the maximum allowable weight. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $987.9 million to U.S. $196.5 billion. The EMCR Underlying Index is rebalanced quarterly and reconstituted annually in September.

EMDG Underlying Index The EMDG Underlying Index is a capped free-float market capitalization weighted index that is designed to measure the stock performance of 50 emerging market companies with a high compounded annual dividend growth rate, ranked by float adjusted market capitalization, with no more than 8 stocks per industry and per country. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. FTSE’s Country Classification System uses the term “emerging markets” to describe a nation’s social or business activity in the process of rapid industrialization. FTSE categorizes the industries of the constituent securities in the EMDG Underlying Index in accordance with the Industry Classification Benchmark (ICB). Individual constituent weights are capped at 2.5% on a quarterly basis. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $5.8 billion to U.S. $21.5 billion. The EMDG Underlying Index is rebalanced quarterly and reconstituted annually in March.

EMDD Underlying Index The EMDD Underlying Index is made up of 50 companies and uses a market capitalization weighting scheme (meaning each security is generally purchased based on the issuer's relative market capitalization), with modifications to reflect available float (i.e., shares available to investors), while applying country, sector, and single stock capping to the index constituents. The industries from which index constituents are selected are classified according to the Global Industry Classification Standard (GICS). Eligible companies must meet listing, market capitalization and liquidity criteria. At each rebalancing of the EMDD Underlying Index, no constituent security can have a weight of more than 4.9% of the EMDD Underlying Index, and no single country or sector can have a weight greater than 30% of the EMDD Underlying Index. Constituent securities must be publicly traded companies domiciled and incorporated in the following emerging market countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Thailand or Turkey. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $3.8 billion to U.S. $196.5 billion. The EMDD Underlying Index is rebalanced quarterly and reconstituted annually in September.

INCO Underlying Index The INCO Underlying Index is a maximum 30-stock free-float adjusted market capitalization weighted index. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $191 million to U.S. $21.9 billion. The INCO Underlying Index is rebalanced quarterly and reconstituted annually in March.

INXX Underlying Index The INXX Underlying Index is a maximum 30-stock free-float adjusted market capitalization weighted index. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $157 million to U.S. $21.2 billion. The INXX Underlying Index is rebalanced quarterly and reconstituted annually in September.

SCIN Underlying Index The SCIN Underlying Index is a maximum 75-stock free-float adjusted market capitalization weighted index. A free-float index is one that uses freely traded shares in calculating the market

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capitalization weighting. The market capitalization of Index constituents as of May 30, 2014 ranged from approximately U.S. $227 million to U.S. $2.8 billion. The SCIN Underlying Index is rebalanced quarterly and reconstituted annually in March.

HILO Underlying Index The HILO Underlying Index is comprised of large, medium and small cap stocks in emerging market countries (excluding Taiwan). FTSE’s Country Classification System uses the term “emerging markets” to describe a nation’s social or business activity in the process of rapid industrialization. The HILO Underlying Index is screened for size and liquidity, dividend quality and volatility, and is weighted by trailing dividend yield, with no more than four companies per country and no more than eight companies per industry. FTSE categorizes the industries of the constituent securities in the HILO Underlying Index in accordance with the Industry Classification Benchmark (ICB). Individual constituent weights are rebalanced by position, country and industry levels on a quarterly basis. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $1.2 billion to U.S. $7.8 billion. The HILO Underlying Index is rebalanced quarterly and reconstituted annually in September.

Concentration Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that their Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

EGShares Emerging Markets Consumer ETF and EGShares India Consumer ETF. The ECON Underlying Index and INCO Underlying Index (and therefore the EGShares Emerging Markets Consumer ETF and EGShares India Consumer ETF, respectively) are likely to be concentrated in the consumer goods and consumer services industries.

EGShares Emerging Markets Domestic Demand ETF. The EMDD Underlying Index (and therefore the EGShares Emerging Markets Domestic Demand ETF) is likely to be concentrated in the consumer staples, consumer discretionary, telecommunications services, healthcare or utilities industries.

EGShares Emerging Markets Consumer ETF. In determining whether a publicly traded firm belongs to a specific industry or sector, the ECON Underlying Index relies on the proprietary industry classification system used by Dow Jones & Company, Inc. The process allocates companies to the industries or sectors whose definition most closely describes the nature of its business, based on the company’s source of revenue or where it constitutes the majority of its revenues.

EGShares Brazil Infrastructure ETF, EGShares China Infrastructure ETF and EGShares India Infrastructure ETF. The BRXX Underlying Index, INXX Underlying Index and CHXX Underlying Index (and therefore the EGShares Brazil Infrastructure ETF, EGShares China Infrastructure ETF and EGShares India Infrastructure ETF, respectively) are likely to be concentrated in the infrastructure sector of Brazil, India and China, respectively. Infrastructure investments generally include companies that conduct their business in construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunications services.

In determining whether a publicly traded firm belongs to a specific sector, the CHXX Underlying Index, INCO Underlying Index, INXX Underlying Index and SCIN Underlying Index rely on the Indxx Sectoral Classification System, which is a detailed structure to classify companies as per the sector and subsector. The process allocates companies to the sector whose definition most closely describes the nature of its business. The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine whether it belongs to a particular sector.

Depositary Receipts ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited

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in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchases or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV.

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the Shares of each Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if a Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per Share value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”), which could result in the market prices for Shares deviating from NAV. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Non-Correlation (all Funds) If EGA utilizes a representative sampling approach, a Fund’s return may not correlate as well with the return on its Underlying Index, as would be the case if the Fund held all of the securities in its Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing.

Index-Related Risk (all Funds) During a period where the Underlying Index contains incorrect constituents, a Fund tracking such published Underlying Index would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Sponsor errors will be kept by the Fund and its shareholders and any losses resulting from Sponsor errors will be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares (all Funds) If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of Shares of a Fund on the

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Exchange or another national securities exchange may be halted. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging and frontier markets.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.

•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
•	The pervasiveness of corruption and crime.
•	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

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Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Non-Diversification (all Funds) Although the Funds are non-diversified for purposes of the Investment Company Act of 1940 (the “1940 Act”), each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Consumer (EGShares Emerging Markets Consumer ETF, EGShares Emerging Markets Core ETF, EGShares India Consumer ETF and EGShares India Small Cap ETF) The consumer goods, consumer services, consumer staples and consumer discretionary industries depend heavily on disposable household income and consumer spending. Companies in these industries may be subject to competitive forces (including competition brought by an influx of foreign brands), which may also have an adverse impact on their profitability. These industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in an Underlying Index. Consumer goods, consumer services, consumer staples and consumer discretionary companies may also be adversely affected by government and private litigation.

Financials (EGShares Beyond BRICs ETF, EGShares EM Dividend High Income ETF, EGShares Emerging Markets Dividend Growth ETF and EGShares India Small Cap ETF) Companies in the financial industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The financial industry is exposed to risks that may impact the value of investments in the financial industry more severely than investments outside this industry, including operating with substantial financial leverage. The financial industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Securities of financial industry companies may become extremely volatile during financial crises such as the 2008 financial crisis, which affected a wide range of financial services institutions and money markets and caused certain financial services companies to incur large losses or even become insolvent or bankrupt.

Industrials (EGShares China Infrastructure ETF and EGShares India Infrastructure ETF) The stock prices of companies in the industrials industry are affected by supply and demand both for their specific product or service and for industrials industry products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions affect the performance of companies in the industrials industry. Companies in the industrials industry may be adversely affected by environmental damages and product liability claims.

Telecommunication (EGShares Emerging Markets Domestic Demand ETF and EGShares Low Volatility Emerging Markets Dividend ETF) The global telecommunications market is characterized by increasing competition and government regulation. Companies in the telecommunications industry may encounter distressed cash flows due to

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the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make certain products and services of telecommunications companies obsolete.

Utilities (EGShares Brazil Infrastructure ETF, EGShares Emerging Markets Domestic Demand ETF and EGShares India Infrastructure ETF) Companies in the utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers. The value of regulated utility equity securities may have an inverse relationship to the movement of interest rates. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures, making the price of their equity securities more volatile.

Dividend-Paying Stocks (EGShares EM Dividend High Income ETF, EGShares Emerging Markets Dividend Growth ETF and EGShares Low Volatility Emerging Markets Dividend ETF) High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. A Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by a Fund could make it difficult for the Fund to provide a predictable level of income or increase the rate of dividend payout growth.

Frontier Markets (EGShares Beyond BRICs ETF) Frontier markets are a subset of developing markets. Frontier markets generally have smaller economies or less developed capital markets than emerging markets and, as a result, the risks of investing in emerging markets may be magnified in frontier market countries. In addition, frontier markets securities may have less liquidity and frontier markets may lack established legal, political, regulatory, business, and social frameworks to support securities markets when compared to more developed emerging markets.

Foreign Currency (all Funds) The Funds may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Brazilian Securities (EGShares Brazil Infrastructure ETF) The performance of the Fund is closely tied to social, political, and economic conditions within Brazil and may be more volatile than the performance of more geographically diversified funds. Additionally, the Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

According to the International Monetary Fund (“IMF”), Brazil’s economy is recovering from the slowdown that began in mid-2011, but economic activity remains subdued. Demand is supported by the recent depreciation of the Brazilian real and still buoyant wage and consumption growth, but private investment continues to be weak, partly reflecting low business confidence. Weighing on activity are domestic supply constraints, especially in infrastructure, and continued weak private investment growth, reflecting loss of competitiveness and low business confidence.

Inflation pressure continues and could be reinforced by currency depreciation of the Brazilian real since mid-2013. Low unemployment has also contributed to demand-pull and cost-push inflation pressures. Limited spare capacity and the recent depreciation of the real are expected to continue contributing to inflation. The IMF has stated its

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belief that there is a need in Brazil for continued policy tightening because despite substantial policy rate increases in the past year, inflation has remained strong.

The Fund’s performance will be affected by changes in value of the Brazilian real versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Brazilian real, an investment traded in the real will go down in value because it will be worth fewer U.S. dollars. Appreciation of the Brazilian real relative to the U.S. dollar or other currencies may also adversely affect the Brazilian economy to the extent it reduces exports. The Fund may also incur costs in connection with conversions between U.S. dollars and the Brazilian real.

Brazil depends heavily on international trade, and its economy is highly sensitive to fluctuations in international commodity prices and commodity markets. Brazil’s agricultural and mining sectors account for a large portion of its exports. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy, and therefore adversely impact the performance of the Fund. The IMF has noted that adverse developments in Europe and China (a major market for Brazilian commodity exports) could have a significant negative impact on the Brazilian financial sector and economy as a whole.

The Brazilian government exercises significant influence over the Brazilian economy, historically characterized by frequent and significant government intervention. The Brazilian government has in the past frequently changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. Brazil’s outstanding government debt has in recent times been as high as 58% of gross domestic product, and it continues to experience significant government deficits and foreign debt. In the event of significant imbalances in Brazil’s balance of payments, the Brazilian government may impose restrictions on foreign investment, such as limitations on payment of investment proceeds to foreign investors or on the conversion of the real into other currencies. These factors may have a significant effect on the value of securities issued by Brazilian companies, which in turn may adversely impact the performance of the Fund.

Brazil has previously attracted increasingly large volumes of capital inflows. However, capital inflows, particularly portfolio flows, subsided in 2012 linked to a weaker growth outlook and lower interest rates in Brazil, and the use of capital flow measures. More recently, global financial volatility and higher global risk aversion have dampened portfolio inflows to Brazil. Equity prices have declined and corporate debt and equity issuances have slowed, in line with other major emerging markets. Foreign direct investment inflows, however, have remained robust. International reserves have remained broadly stable at a high level following a halt in reserves accumulation since mid-2012. Sudden stops and reversals of such cash flows could affect the funding of financial institutions, induce exchange rate instability and impact the equity and derivatives markets (in which foreign investors account for a significant portion of trading).

Financial conditions in Brazil have tightened but credit growth has remained strong, driven by public banks’ lending. Mortgage lending has continued to grow strongly, but remains a relatively small share of total credit. Real estate prices, though moderating, have continued to increase. The IMF has noted the risk of a large decline in real estate prices has increased.

Chinese Securities (EGShares China Infrastructure ETF) The performance of the Fund is closely tied to social, political, and economic conditions in China and may be more volatile than the performance of more geographically diversified funds. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital. Rapid fluctuations in inflation and interest rates may adversely affect the Chinese economy and securities markets, and thus adversely affect the Fund’s performance.

Various economic challenges face the Chinese government, including reducing the country’s high domestic savings rate and increase its correspondingly low domestic consumption, facilitating higher wage job opportunities for the middle class, reducing corruption and other economic crimes, and containing environmental damage and social

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strife related to the economy’s rapid transformation. Further, due to China’s population control policy, China is now one of the most rapidly aging countries in the world. Deteriorating environmental conditions, together with erosion and economic development, are causing China to lose arable land. The Chinese government is, however, seeking to add energy production capacity from sources other than coal and oil. Several factors are converging to slow China’s growth, including debt overhang from its credit-fueled stimulus program, industrial overcapacity, inefficient allocation of capital by state-owned banks, and the slow recovery of China’s trading partners. (Source: CIA World Factbook).

Historically, China has maintained strict currency controls, limiting money flows in and out of the country. China has recently loosened some foreign investment restrictions and made the Chinese yuan more widely accessible outside its borders. Relaxing currency management could further increase the value of the Chinese yuan relative to the U.S. dollar, although there is no guarantee that this will occur, and the Chinese government’s actions may not be transparent or predictable. As a result, the value of the Chinese yuan can change quickly and arbitrarily, and the yuan-dollar exchange rate may not move as expected. These factors may increase the volatility of the Fund’s NAV.

Investment and trading restrictions limit access to securities markets in China, which may impact the availability, liquidity, and pricing of Chinese securities. As a result, the Fund’s returns could differ from those available to domestic investors in China. Brokerage commissions and other fees are generally higher in Chinese securities markets. The procedures and rules governing custody and transactions in China may delay payment, delivery or recovery of investments. In addition, the CHXX Underlying Index excludes local Chinese shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the Hong Kong Stock Exchange and ADRs and GDRs (listed on U.S. and European exchanges, respectively) are eligible.

Significant wealth disparity and uneven distribution of economic growth in China may result in civil unrest and violence. China is experiencing disagreements over its integration with Hong Kong, as well as ethnic, religious and nationalist tensions in Tibet and Xinjiang. Territorial disputes and other defense concerns have strained China’s international relations with several neighboring countries, including Japan, Taiwan and Vietnam. These situations may adversely affect the Chinese economy, resulting in sudden and significant investment losses. In addition, China has suffered significant natural disasters in the past, such as earthquakes, droughts and floods. These events have had, and could have in the future, a significant adverse effect on the Chinese economy, which could adversely affect the Fund.

According to the IMF, China has experienced three decades of rapid economic growth and much reduced poverty. Growth decelerated in 2012 and in the first half of 2013, but recovered somewhat in the second half of 2013. It is expected to remain robust in 2014 as accommodative policies remain in place. Inflation is expected to remain stable and China’s current account surplus is projected to be slightly smaller than last year’s.

The IMF has stated that since the global financial crisis, China’s economic activity has become dependent on credit and investment, including in real estate, which the IMF views as unsustainable and as the cause of rising vulnerabilities. These vulnerabilities include the erosion of strength in the financial sector, local government and corporate balance sheets. Further increases in local government debt could drag down growth and potentially lead to disruptions in the provision of social spending in education, health, and welfare. Over the past year, Chinese authorities have moved on several fronts to begin addressing these vulnerabilities. Nonetheless, continuing reliance on credit-fueled growth means that risks are still rising, and although the government still has sufficient buffers to prevent a disorderly adjustment and sharp growth slowdown in the near-term, the IMF believes that continued efforts to reduce vulnerabilities are a high priority.

The government continues to introduce reforms to achieve the desired rebalancing to a more consumer-based economy, although the data show that a decisive shift toward a more consumption-based growth path has yet to occur. Although progress on rebalancing the economy remains tentative, the recent announcement of the Chinese government’s reform blueprint has improved sentiment. The blueprint lays out an ambitious and comprehensive agenda of reforms with the goal of achieving sustainable growth and continuing China’s convergence toward high-

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income status. The IMF reports that encouraging steps have already been taken, such as measures to rein in excessive growth in certain shadow banking activities and to strengthen control of local government borrowing. However, there can be no guarantee that economic reforms will continue, will be effective, or will not be reversed.

According to the IMF, the ideal result for the Chinese economy will be to achieve a “soft landing.” It is possible that China will instead experience a “hard landing,” where the economy slows down sharply or is tipped into outright recession after a period of rapid growth. The IMF believes that the likelihood of a hard landing in China after overinvestment and a credit boom continues to be small because the authorities should be in a position to limit the damage from large-scale asset quality problems with policy intervention. A sharper than envisaged slowdown in China—for instance, from the implementation of structural reforms—would have significant spillovers for the rest of the region, especially in economies linked to the regional supply chain and commodity exporters. A near-term financial crisis is unlikely, but given recent rapid credit growth and the growth of shadow banking, there could be continued news of credit problems among the shadow banking trusts or potential debt-servicing problems among local governments. These could spark adverse financial market reaction both in China and globally, but they might also improve the pricing of risk.

Indian Securities (EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF) The performance of the Funds is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect these Funds’ performance.

India has yet to address various economic challenges, including poverty, corruption, violence and discrimination against women and girls, an inefficient power generation and distribution system, ineffective enforcement of intellectual property rights, decades-long civil litigation dockets, inadequate transport and agricultural infrastructure, limited non-agricultural employment opportunities, high spending and poorly targeted subsidies, inadequate availability of quality basic and higher education, and accommodating rural-to-urban migration. (Source: CIA World Factbook).

The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in a Fund’s portfolio. These Funds’ performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, a Fund may incur costs in connection with conversions between U.S. dollars and rupees.

Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to a Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for a Fund to effect service of process in India, and if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their

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counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.

The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect a Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect these Funds.

According to the IMF, India’s growth has slowed markedly, reflecting developments in the global economy as well as domestic supply constraints, while inflation remains stubbornly high. The tightening of global liquidity has increased external pressures and heightened the focus on India’s macroeconomic imbalances (e.g., high inflation, large current account and fiscal deficits) and structural weaknesses (particularly supply bottlenecks in infrastructure, power and mining). Initially a problem of stalled infrastructure and corporate investment, the slowdown has become generalized across sectors. The IMF explains that as global liquidity conditions tightened in 2013, India was faced with significant portfolio debt outflows, and pressures on currency, equity, and bond markets. Investor concerns were amplified by India’s persistently high inflation, weakening growth prospects, large current account and fiscal deficits, and domestic political uncertainty.

The IMF considers the principal risk facing India to be the inward spillover from global financial market volatility. The main external risks are protracted economic and financial volatility (triggered by advanced economies’ exit from expansive monetary policies), a lengthy Euro area growth slowdown, and higher oil prices. Key domestic downside risks are slow progress on structural reforms, high inflation, failure to ease supply constraints, and resorting to expansionary fiscal policy.

The IMF reports that a combination of improving external conditions and domestic policy efforts have calmed markets, and expects India’s growth to recover somewhat in 2014, supported by slightly stronger global growth, improving export competitiveness, and implementation of recently approved invest investment projects. A recent pickup in exports and measures to curb gold imports have contributed to lowering the current account deficit. Policy measures to bolster capital flows have further helped reduce external vulnerabilities. The IMF expects India’s consumer price inflation remain an important challenge, but expects that inflation will continue to move toward a downward trajectory. Stronger global growth, improving export competitiveness, a favorable monsoon season, and a confidence boost from recent policy actions are expected to deliver a modest growth rebound. However, fiscal restraint and a tighter monetary stance may act as headwinds, slowing the recovery.

Mauritius Subsidiary (EGShares Emerging Markets Consumer ETF, EGShares Emerging Markets Core ETF, EGShares Emerging Markets Domestic Demand ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF, EGShares India Small Cap ETF and EGShares Low Volatility Emerging Markets Dividend ETF) The Funds conduct their investment activities in India through their respective Subsidiary, each of which is a wholly owned subsidiary of the respective Fund in the Republic of Mauritius. Each Subsidiary will seek to maintain residency in Mauritius in order to allow a Fund to take advantage of the currently effective income tax treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty, absent fraud or other illegal activities. Each Subsidiary has received a Tax Residence Certificate from the Mauritius Revenue Authority. However, a memorandum accompanying the Indian Finance Act, 2012, stated that a Tax Residence Certificate may not be sufficient for claiming treaty benefits.

Recently, however, general anti-avoidance rules (“GAAR”) have been introduced in India the application of which might result in a Subsidiary not being entitled to the benefits of the treaty with India. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is

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currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. There can be no assurance that a Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment, or that the terms of the treaty between India and Mauritius will not be renegotiated in the future or subject to a different interpretation. Any change in the provisions of this treaty (for instance, by including a limitation of benefits clause), in its applicability to a Subsidiary, any assertion that the Subsidiary is in violation of GAAR when effective, or any change in the requirements established by Mauritius to qualify as a Mauritius resident, could result in the imposition of various taxes on the Subsidiary by India, which could reduce the return to a Fund on its investments.

Small Cap and Mid Cap Companies (all Funds) Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

Depositary Receipts (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

Treaty/Tax Risk (EGShares Emerging Markets Consumer ETF, EGShares Emerging Markets Core ETF, EGShares Emerging Markets Domestic Demand ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF, EGShares India Small Cap ETF and EGShares Low Volatility Emerging Markets Dividend ETF) Each Fund and its respective Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for a Fund.

Cash Transactions (all Funds) ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because a Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If a Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its Shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

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ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to EGA that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Mauritius Subsidiary The EGShares Emerging Markets Consumer ETF, EGShares Emerging Markets Core ETF, EGShares Emerging Markets Domestic Demand ETF and EGShares Low Volatility Emerging Markets Dividend ETF may invest a portion of their respective assets through a Subsidiary, which, in turn, invests at least 90% of its assets in securities of companies in India. This investment structure enables each of these Funds to obtain benefits under a tax treaty between Mauritius and India.

Portfolio Turnover Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.emergingglobaladvisors.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. All holdings of each Fund are posted on a daily basis to the Trust’s website at www.emergingglobaladvisors.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust.

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Your ownership of Shares will be shown on the records of the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the 1940 Act, each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to EGA, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser

Emerging Global Advisors, LLC (“EGA”), a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. EGA was founded in September 2008. As of June 30, 2014, EGA had approximately $1.8 billion in assets under discretionary management. Under its investment advisory agreements with the Trust, EGA pays all of the ordinary operating expenses of each series of the Trust (the “Unified Fee”), which exclude the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

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Under each Fund’s investment advisory agreement, EGA is entitled to receive the following advisory fees:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares Beyond BRICs ETF	0.85%
EGShares Brazil Infrastructure ETF	0.85%
EGShares China Infrastructure ETF	0.85%
EGShares Emerging Markets Core ETF	0.70%
EGShares Emerging Markets Domestic Demand ETF	0.85%
EGShares India Consumer ETF	0.89%
EGShares India Infrastructure ETF	0.85%
EGShares India Small Cap ETF	0.85%
EGShares Low Volatility Emerging Markets Dividend ETF	0.85%

EGShares EM Dividend High Income ETF, EGShares Emerging Markets Consumer ETF and EGShares Emerging Markets Dividend Growth ETF have implemented breakpoints in the investment advisory fees paid by such Funds at specified asset levels. Under these arrangements, for the investment advisory services provided to these Funds, EGA is entitled to receive fees equal to the percentage of daily net assets of the relevant Fund at the asset level breakpoints specified below.

EGShares Emerging Markets Consumer ETF:

$0–$1,000,000,000:	0.85%
$1,000,000,001–$2,000,000,000:	0.75%
$2,000,000,001 and up:	0.70%

EGShares EM Dividend High Income ETF and EGShares Emerging Markets Dividend Growth ETF:

$0–$1,000,000,000:	0.85%
$1,000,000,001–$2,000,000,000:	0.75%
$2,000,000,001 and up:	0.65%

A discussion of the basis for the Board’s approval of the Advisory Agreement is available in the Trust’s annual report to shareholders as of March 31, 2014.

For the EGShares Beyond BRICs ETF, EGA has agreed to waive its advisory fee to 0.58% of the Fund’s average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding for two years from October 1, 2013. The Fee Waiver Agreement may be terminated at any time by the Board, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Portfolio Management

Robert C. Holderith serves as the lead portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Holderith has been the President of EGA since he founded the firm in 2008, and prior to becoming lead portfolio manager for the Funds in July, 2014, he supervised the portfolio management of each Fund through April, 2014. Mr. Holderith was previously a Managing Director at ProFund Advisors and a senior member of UBS’ wealth management team, where he helped develop the firm's first ETF models and an advisory ETF Portfolio Management platform.

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The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate per Share value of each Fund’s published basket of portfolio securities every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on a Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of a Fund’s Shares. The Funds, EGA and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Funds’ IIV, and the Funds, EGA and their affiliates do not make any warranty as to the accuracy of these calculations.

Frequent Purchases and Redemptions of a Fund’s Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.

To the extent that trades directly with a Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with a Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. Each Fund also imposes transaction fees on in-kind purchases and redemptions of Shares to cover the

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custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Funds, (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions;

•	You sell your Shares listed on the Exchange; and

•	You purchase or redeem Creation Units.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund, except the EGShares EM Dividend High Income ETF, EGShares Emerging Markets Dividend Growth ETF and EGShares Low Volatility Emerging Markets Dividend ETF, expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. The EGShares EM Dividend High Income ETF expects to declare and pay all of its net investment income, if any, to shareholders as dividends monthly. The EGShares Emerging Markets Dividend Growth ETF and EGShares Low Volatility Emerging Markets Dividend ETF expect to declare and pay all of their respective net investment income, if any, to shareholders as dividends quarterly. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

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Avoid “Buying a Dividend”

At the time you purchase your Fund Shares, a Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust)

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exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

MAURITIUS TAX STATUS

Certain Funds conduct their investment activities in India through a Subsidiary, each of which is a wholly owned subsidiary of the respective Fund. Each Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes. As a tax resident of Mauritius, a Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, a Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. Each Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. Each Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.

The Indian Finance Act, 2012 (the “Finance Act”) has made the submission of a tax residency certificate containing prescribed particulars mandatory for claiming Treaty benefits. A memorandum accompanying the Finance Act further states that the tax residency certificate may not be sufficient for claiming Treaty benefits. In 2013, the

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Mauritius Financial Services Commission revised the Guide to Global Business 1 to enhance the level of substance required to be demonstrated by Mauritius based entities for holding a Category 1 Global Business License.

Each Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income. However, each Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by a Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, each Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by a Subsidiary to a Fund are exempt from Mauritius tax. Provided that a Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:

(i)	Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.
(ii)	Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty. Absent the Treaty the Indian tax rate on short-term capital gains realized from sale of investments held for 12 months or less is 15% (plus surcharges).
(iii)	Indian companies making distributions are liable to a dividend distribution tax equivalent to 15% (plus surcharges) of the dividends distributed. Dividends subject to the dividend distribution tax are free of Indian tax when paid to a Subsidiary.
(iv)	Any interest income earned on Indian securities is subject to withholding tax in India up to a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

Each Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that each Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Funds. However, there can be no assurance that a Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiaries was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Recently, general anti-avoidance rules (“GAAR”) were introduced in India the application of which might result in a Subsidiary not being entitled to the benefits of the Treaty. GAAR seeks to curb tax evasion via investments through foreign tax havens and other avenues. The scope and impact of GAAR, which is currently scheduled to go into effect for the Indian government’s financial year beginning April 1, 2015, remains unclear as of the date of this Prospectus. Any change in the Treaty’s application could have a material adverse effect on the returns of the Funds.

It is currently not clear whether income from a Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to a Subsidiary or a Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that a Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as a Subsidiary does not have a permanent establishment in India. Each Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and EGA will make investment decisions regarding securities orders outside of India. If a Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not

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exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to a Subsidiary as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by a Subsidiary is less than 18.5% of its book profits, then the Subsidiary would be deemed to owe taxes of 18.5% (plus surcharges) of book profits. Such a fee would not be included in the fee charged by EGA. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

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The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by a Fund. Use of a rate different from the rate used by an Underlying Index may adversely affect a Fund’s ability to track its Underlying Index.

INDEX PROVIDERS

The ECON Underlying Index, EMCR Underlying Index and EMDD Underlying Index (the “SPDJ Indices”) are compiled by S&P Dow Jones Indices. S&P Dow Jones Indices is not affiliated with the Funds or EGA. The Funds that track the SPDJ Indices are entitled to use their respective SPDJ Indices pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with S&P Dow Jones Indices. S&P Dow Jones Indices or its agent also serves as calculation agent for the SPDJ Indices (the “Dow Jones Index Calculation Agent”). The Dow Jones Index Calculation Agent is responsible for the management of the day-to-day operations of the SPDJ Indices, including calculating the value of the SPDJ Indices every 15 seconds, widely disseminating the SPDJ Indices values every 15 seconds and tracking corporate actions resulting in SPDJ Indices adjustments.

The BBRC Underlying Index, BRXX Underlying Index, EMHD Underlying Index, EMDG Underlying Index and HILO Underlying Index (the “FTSE Indices”) are compiled by FTSE. FTSE is not affiliated with the Funds or EGA. The Funds that track the FTSE Indices are entitled to use their respective FTSE Indices pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with FTSE. FTSE or its agent also serves as calculation agent for the FTSE Indices (the “FTSE Index Calculation Agent”). The FTSE Index Calculation Agent is responsible for the management of the day-to-day operations of the FTSE Indices, including calculating the value of the FTSE Indices every 15 seconds, widely disseminating the FTSE Indices values every 15 seconds and tracking corporate actions resulting in FTSE Indices adjustments.

The CHXX Underlying Index, INCO Underlying Index, INXX Underlying Index and SCIN Underlying Index (the “Indxx Indices”) are compiled by Indxx, LLC (“Indxx”). Indxx is not affiliated with the Funds or EGA. The Funds that track the Indxx Indices are entitled to use their corresponding Indxx Indices pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with Indxx. Indxx or its agent also serves as calculation agent for the Indxx Indices (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Indxx Indices, including calculating the value of the Indxx Indices every 15 seconds, widely disseminating the Indxx Indices values every 15 seconds and tracking corporate actions resulting in Indxx Indices adjustments.

The value of each Underlying Index will be disseminated under the following tickers:

Underlying Indices	Ticker
Dow Jones Emerging Markets Consumer Titans 30 IndexSM	DJECON
S&P Emerging Markets Domestic Demand Index	SPEMDUN
S&P Emerging Markets Core Index	SPEMCR
FTSE Beyond BRICs Index	TFBBRCNU
FTSE Brazil Infrastructure Extended Index	IBRXXT
FTSE Emerging All Cap ex-Taiwan Diversified Capped Dividend Growth 50 Index	FTEMDG
FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index	IHILOT
FTSE Equal Weighted Emerging All Cap Ex Taiwan Diversified Dividend Yield 50 Index	TFTHDENU
Indxx China Infrastructure Index	ICHXX
Indxx India Consumer Index	IINCO
Indxx India Infrastructure Index	IINXX
Indxx India Small Cap Index	ISCIN

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DISCLAIMERS

S&P Dow Jones Indices:

The “Dow Jones Emerging Markets Consumer Titans 30 IndexSM,” “S&P Emerging Markets Core IndexSM” and “S&P Emerging Markets Domestic Demand IndexSM” are products of the S&P Dow Jones Indices. “S&P” is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® and the name identifying the EMDD Underlying Index is a trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by EGA. The SPDJ Indices are products of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by EGA. The EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF or any member of the public regarding the advisability of investing in securities generally or in the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF particularly or the ability of the SPDJ Indices to track general market performance. S&P Dow Jones Indices’ only relationship to EGA with respect to the SPDJ Indices is the licensing of the SPDJ Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third-party licensors. The SPDJ Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF. S&P Dow Jones Indices have no obligation to take the needs of EGA or the owners of the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF into consideration in determining, composing or calculating the SPDJ Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF or the timing of the issuance or sale of the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF or in the determination or calculation of the equation by which the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF are to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF. There is no assurance that investment products based on the SPDJ Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P Dow Jones Indices do not guarantee the adequacy, accuracy, timeliness and/or the completeness of the SPDJ Indices or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use or as to results to be obtained by EGA, owners of the EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF and EGShares Emerging Markets Consumer ETF, or any other person or entity from the use of the SPDJ Indicces or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability

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or otherwise. There are no third-party beneficiaries or any agreements between S&P Dow Jones Indices and EGA, other than the licensors of S&P Dow Jones Indices.

FTSE:

The EGShares Beyond BRICs ETF, EGShares Brazil Infrastructure ETF, EGShares EM Dividend High Income ETF, EGShares Emerging Markets Dividend Growth ETF and EGShares Low Volatility Emerging Markets Dividend ETF are not in any way sponsored, endorsed, sold or promoted by FTSE or the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the BBRC Underlying Index (upon which the EGShares Beyond BRICs ETF is based), the BRXX Underlying Index (upon which the EGShares Brazil Infrastructure ETF is based), the EMHD Underlying Index (upon which the EGShares EM Dividend High Income ETF is based), the EMDG Underlying Index (upon which the EGShares Emerging Markets Dividend Growth ETF is based) or the HILO Underlying Index (upon which the EGShares Low Volatility Emerging Markets Dividend ETF is based), (ii) the figure at which the FTSE Indices are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the BBRC Underlying Index, BRXX Underlying Index, EMHD Underlying Index, EMDG Underlying Index or HILO Underlying Index for the purpose to which it is being put in connection with the EGShares Beyond BRICs ETF, EGShares Brazil Infrastructure ETF, EGShares EM Dividend High Income ETF, EGShares Emerging Markets Dividend Growth ETF or EGShares Low Volatility Emerging Markets Dividend ETF, respectively. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the FTSE Indices to EGA or to its clients. The FTSE Indices are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the FTSE Indices or (b) under any obligation to advise any person of any error therein.

All rights in the FTSE Indices vest in FTSE. “FTSE®” is a trade mark of the London Stock Exchange Group Companies and is used by FTSE under license.

Indxx:

“Indxx” is a service mark of Indxx and has been licensed for use for certain purposes by EGA. The EGShares China Infrastructure ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF are not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the EGShares China Infrastructure ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF or any member of the public regarding the advisability of investing in securities generally or in the EGShares China Infrastructure ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF particularly. Indxx’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of Indxx and of the Indxx Indices, which are determined, composed and calculated by Indxx without regard to EGA or the EGShares China Infrastructure ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF. Indxx has no obligation to take the needs of EGA or the shareholders of the EGShares China Infrastructure ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF into consideration in determining, composing or calculating the Indxx Indices. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the EGShares China Infrastructure ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF Shares to be issued or in the determination or calculation of the equation by which the EGShares China Infrastructure ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF Shares are to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the EGShares China Infrastructure ETF, EGShares India Consumer ETF, EGShares India Infrastructure ETF and EGShares India Small Cap ETF.

Additional Disclaimers:

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FTSE, S&P Dow Jones Indices, Indxx, their affiliates, sources and distribution agents (together, the “IIV Calculation Agents”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and EGA shall not have any liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of each Fund’s Shares is typically slightly higher or slightly lower than the Fund’s per Share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund Shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per Share NAV of the Funds and the market trading price of Shares of the Funds during various time periods is available by visiting the Funds’ website at www.emergingglobaladvisors.com.

DISTRIBUTION PLAN

The ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii)

85

wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

86

Financial Highlights

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Beyond BRICs ETF

	For the Year Ended March 31, 2014		For the Period August 15, 2012 (1) Through March 31, 2013
Net asset value, beginning of period	$21.97		$20.00
Investment operations:
Net investment income (2)	0.99		0.17
Net realized and unrealized gain (loss) on investments and foreign currency translation	(1.77	) (3)	1.91
Total from investment operations	(0.78)		2.08
Distributions to shareholders:
Net investment income	(0.18)		(0.11)
Net asset value, end of period	$21.01		$21.97
NET ASSET VALUE TOTAL RETURN (4)	(3.51)%		10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,385		$7,688
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers [5,8]	0.66%		0.85	% (6)
Expenses, prior to expense reimbursements/waivers [5,8]	0.85%		2.43	% (6)
Net investment income	4.92%		1.26	% (6)
Portfolio turnover rate	63%		1	% (7)

1	Commencement of operations.

2	Based on average shares outstanding.

3	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.

4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.

5	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.

6	Annualized.

7	Not annualized.

8	Effective October 1, 2013 the Fund entered into a fee waiver agreement pursuant to which the Advisor has agreed to waive its advisory fee to 0.58% of the Fund’s average daily net assets.

87

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Brazil Infrastructure ETF

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012		For the Year Ended March 31, 2011	For the Period February 24, 2010 (1) Through March 31, 2010
Net asset value, beginning of period	$21.26	$24.21	$25.38		$20.55	$20.00
Investment operations:
Net investment income (2)	0.63	0.71	0.96		0.47	0.03
Net realized and unrealized gain (loss) on investments and foreign currency translation	(4.94)	(2.84)	(1.15)		4.67	0.52	(3)
Total from investment operations	(4.31)	(2.13)	(0.19)		5.14	0.55
Distributions to shareholders:
Net investment income	(0.55)	(0.82)	(0.98)		(0.31)	—
Net asset value, end of period	$16.40	$21.26	$24.21		$25.38	$20.55
NET ASSET VALUE TOTAL RETURN (4)	(20.36)%	(8.63)%	(0.04)%		25.16%	2.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,909	$79,739	$89,591		$83,760	$11,303
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (5)	0.85%	0.85%	0.88	% (7)	0.85%	0.85	% (6)
Expenses, prior to expense reimbursements/waivers (5)	0.85%	1.52%	1.51%		1.91%	5.67	% (6)
Net investment income	3.52%	3.31%	4.10%		2.09%	1.58	% (6)
Portfolio turnover rate	68%	30%	30%		35%	1	% (8)

1	Commencement of operations.

2	Based on average shares outstanding.

3	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.

4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.

5	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.

6	Annualized.

7	The ratio includes 0.03% for the year ended March 31, 2012 attributed to excise tax expense, which is outside the expense cap in place at that time.

8	Not annualized.

88

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares China Infrastructure ETF

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period February 17, 2010(1) Through March 31, 2010
Net asset value, beginning of period	$17.52	$16.40	$22.24	$20.78	$20.09
Investment operations:
Net investment income (loss) (2)	0.26	0.23	0.33	0.10	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency translation	(0.88)	1.13	(5.76)	1.49	0.71
Total from investment operations	(0.62)	1.36	(5.43)	1.59	0.69
Distributions to shareholders:
Net investment income	(0.27)	(0.24)	(0.41)	(0.13)	—
Net asset value, end of period	$16.63	$17.52	$16.40	$22.24	$20.78
NET ASSET VALUE TOTAL RETURN (3)	(3.70)%	8.16%	(24.35)%	7.69%	3.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,146	$13,139	$12,303	$21,132	$6,235
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (6)	0.85%	0.85%	0.85%	0.85%	0.85	% (4)
Expenses, prior to expense reimbursements/waivers (6)	0.85%	2.45%	2.03%	2.89%	7.82	% (4)
Net investment income (loss)	1.51%	1.32%	1.75%	0.47%	(0.85	)% (4)
Portfolio turnover rate	9%	19%	12%	34%	1	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
4	Annualized.
5	Not annualized.
6	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.

89

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares EM Dividend High Income ETF

	For the Period August 15, 2013 (1) Through March 31, 2014
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income (2)	0.50
Net realized and unrealized loss on investments and foreign currency translation	(1.19)
Total from investment operations	(0.69)
Distributions to shareholders:
Net investment income	(0.31)
Net asset value, end of period	$19.00
NET ASSET VALUE TOTAL RETURN (3)	(3.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,850
Ratios to average net assets:
Expenses	0.85	% (4)
Net investment income	4.11	% (4)
Portfolio turnover rate	61	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Not annualized.

90

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Consumer ETF (Consolidated)

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period September 14, 2010(1) Through March 31, 2011
Net asset value, beginning of period	$26.51	$24.77	$22.76	$20.00
Investment operations:
Net investment income (2)	0.31	0.17	0.17	0.04
Net realized and unrealized gain (loss) on investments and foreign currency translation	(0.09)	1.68	1.96	2.74
Total from investment operations	0.22	1.85	2.13	2.78
Distributions to shareholders:
Net investment income	(0.20)	(0.11)	(0.12)	(0.02)
Net asset value, end of period	$26.53	$26.51	$24.77	$22.76
NET ASSET VALUE TOTAL RETURN (3)	0.82%	7.46%	9.44%	13.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,233,683	$885,476	$402,466	$194,611
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (6)	0.84%	0.85%	0.85%	0.85	% (4)
Expenses, prior to expense reimbursements/waivers (6)	0.84%	1.23%	1.31%	1.44	% (4)
Net investment income	1.20%	0.68%	0.76%	0.37	% (4)
Portfolio turnover rate	14%	7%	3%	9	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
4	Annualized.
5	Not annualized.
6	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.

91

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Core ETF (Consolidated)

	For the Year Ended March 31, 2014	For the Period October 16, 2012(1) Through March 31, 2013
Net asset value, beginning of period	$20.87	$20.00
Investment operations:
Net investment income (2)	0.36	0.09
Net realized and unrealized gain (loss) on investments and foreign currency translation	(0.44)	0.82
Total from investment operations	(0.08)	0.91
Distributions to shareholders:
Net investment income	(0.35)	(0.04)
Net asset value, end of period	$20.44	$20.87
NET ASSET VALUE TOTAL RETURN (3)	(0.36)%	4.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,088	$4,173
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (6)	0.70%	0.70	% (4)
Expenses, prior to expense reimbursements/waivers (6)	0.70%	11.94	% (4)
Net investment income	1.76%	0.96	% (4)
Portfolio turnover rate	16%	3	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
4	Annualized.
5	Not annualized.
6	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.

92

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Dividend Growth ETF

	For the Period July 1, 2013 (1) Through March 31, 2014
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income (2)	0.28
Net realized and unrealized loss on investments and foreign currency translation	(0.38)
Total from investment operations	(0.10)
Distributions to shareholders:
Net investment income	(0.33)
Net asset value, end of period	$19.57
NET ASSET VALUE TOTAL RETURN (3)	(0.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,957
Ratios to average net assets:
Expenses	0.85	% (4)
Net investment income	1.91	% (4)
Portfolio turnover rate	59	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Not annualized.

93

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Emerging Markets Domestic Demand ETF (Consolidated)

	For the Year Ended March 31, 2014	For the Period August 15, 2012 (1) Through March 31, 2013
Net asset value, beginning of period	$22.16	$20.00
Investment operations:
Net investment income (2)	0.23	0.13
Net realized and unrealized gain on investments and foreign currency translation	0.14	2.11
Total from investment operations	0.37	2.24
Distributions to shareholders:
Net investment income	(0.22)	(0.08)
Net asset value, end of period	$22.31	$22.16
NET ASSET VALUE TOTAL RETURN (3)	1.70%	11.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,429	$2,216
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (6)	0.85%	0.85	% (4)
Expenses, prior to expense reimbursements/waivers (6)	0.85%	4.53	% (4)
Net investment income	1.09%	1.02	% (4)
Portfolio turnover rate	159%	57	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
4	Annualized.
5	Not annualized.
6	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.

94

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Consumer ETF (Consolidated)

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013		For the Period August 10, 2011 (1) Through March 31, 2012
Net asset value, beginning of period	$22.10	$19.08		$20.00
Investment operations:
Net investment income (loss) (2)	0.11	(—	) (3)	(—	) (3)
Net realized and unrealized gain (loss) on investments and foreign currency translation	2.51	3.02	(4)	(0.92	) (4)
Total from investment operations	2.62	3.02		(0.92)
Net asset value, end of period	$24.72	$22.10		$19.08
NET ASSET VALUE TOTAL RETURN (5)	11.86%	15.83%		(4.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,945	$6,631		$1,908
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (9)	0.89%	0.89%		0.89	% (6)
Expenses, prior to expense reimbursements/waivers (9)	0.89%	4.31%		6.16	% (6)
Net investment income (loss)	0.50%	(0.00	)% (7)	(0.04	)% (6)
Portfolio turnover rate	43%	50%		104	% (8)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $(0.005)
4	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.
5	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
6	Annualized.
7	Less than (0.005)%
8	Not annualized.
9	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.

95

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Infrastructure ETF (Consolidated)

	For the Year Ended March 31, 2014		For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period |August 11, 2010 (1) Through March 31, 2011
Net asset value, beginning of period	$12.27		$14.99	$19.40	$20.00
Investment operations:
Net investment income (2)	0.13		0.07	0.06	0.01
Net realized and unrealized gain (loss) on investments and foreign currency translation	0.27	(3)	(2.60)	(4.39)	(0.61)
Total from investment operations	0.40		(2.53)	(4.33)	(0.60)
Distributions to shareholders:
Net investment income	(1.32)		(0.19)	(0.08)	—
Net asset value, end of period	$11.35		$12.27	$14.99	$19.40
NET ASSET VALUE TOTAL RETURN (4)	4.04%		(17.08)%	(22.19)%	(3.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,586		$51,513	$60,703	$85,377
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (7)	0.86	% (8)	0.85%	0.85%	0.85	% (5)
Expenses, prior to expense reimbursements/waivers (7)	0.86	% (8)	1.61%	1.69%	2.24	% (5)
Net investment income	1.18%		0.53%	0.39%	0.11	% (5)
Portfolio turnover rate	76%		24%	23%	9	% (6)

1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
5	Annualized.
6	Not annualized.
7	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.
8	The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unified Fee.

96

Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares India Small Cap ETF (Consolidated)

	For the Year Ended March 31, 2014		For the Year Ended March 31, 2013		For the Year Ended March 31, 2012	For the Period July 7, 2010 (1) Through March 31, 2011
Net asset value, beginning of period	$12.45		$14.39		$19.29	$20.00
Investment operations:
Net investment income (loss) (2)	0.26		0.10		0.14	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency translation	0.25	(3)	(1.94)		(4.88)	(0.68)
Total from investment operations	0.51		(1.84)		(4.74)	(0.69)
Distributions to shareholders:
Net investment income	(0.22)		(0.10)		(0.16)	(0.02)
Return of Capital	—		(—	) (8)	—	—
Total distributions	(0.22)		(0.10)		(0.16)	(0.02)
Net asset value, end of period	$12.74		$12.45		$14.39	$19.29
NET ASSET VALUE TOTAL RETURN (4)	4.29%		(12.87)%		(24.33)%	(3.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,560		$21,163		$26,616	$34,729
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (9)	0.86	% (10)	0.85%		0.85%	0.90%	(5) (6)
Expenses, prior to expense reimbursements/waivers (9)	0.86	% (10)	2.09%		2.26%	3.12	%(5)
Net investment income (loss)	2.36%		0.76%		0.84%	(0.06)%	(5)
Portfolio turnover rate	56%		43%		125%	1%	(7)

1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
5	Annualized.
6	The ratio includes 0.05% for the period ended March 31, 2011 attributed to interest expense, which was outside the expense cap in place at that time.
7	Not annualized.
8	Less than $(0.0005).
9	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.
10	The ratio includes 0.01% for the period ended March 31, 2014 attributed to tax expense, which is outside the Unified Fee.

97

Financial Highlights (concluded)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares Low Volatility Emerging Markets Dividend ETF (Consolidated)

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013		For the Period August 4, 2011 (1) Through March 31, 2012
Net asset value, beginning of period	$19.80	$20.09		$20.00
Investment operations:
Net investment income (2)	0.64	0.86		0.33
Net realized and unrealized gain (loss) on investments and foreign currency translation	(3.61)	(0.09	) (3)	0.13
Total from investment operations	(2.97)	0.77		0.46
Distributions to shareholders:
Net investment income	(0.65)	(1.06)		(0.37)
Return of Capital	(0.03)	—		—
Total distributions	(0.68)	(1.06)		(0.37)
Net asset value, end of period	$16.15	$19.80		$20.09
NET ASSET VALUE TOTAL RETURN (4)	(15.14)%	4.12%		2.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$57,335	$89,122		$59,255
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers (7)	0.85%	0.85%		0.85%	(5)
Expenses, prior to expense reimbursements/waivers (7)	0.85%	1.43%		2.07	%(5)
Net investment income	3.54%	4.45%		2.62%	(5)
Portfolio turnover rate	137%	86%		45	% (6)

1	Commencement of operations.
2	Based on average shares outstanding.
3	The realized and unrealized gain or loss on investments and foreign currency translation does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions or redemptions of Fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.
4	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. For periods prior to April 1, 2013, the total return would have been lower if certain expenses had not been reimbursed/waived by EGA.
5	Annualized.
6	Not annualized.
7	Effective April 1, 2013, EGA replaced the fee and expense structure with a Unified Fee.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.emergingglobaladvisors.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or

Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global Shares Trust

EGShares Beyond BRICs ETF

EGShares Brazil Infrastructure ETF

EGShares China Infrastructure ETF

EGShares EM Dividend High Income ETF

EGShares Emerging Markets Consumer ETF

EGShares Emerging Markets Core ETF

EGShares Emerging Markets Dividend Growth ETF

EGShares Emerging Markets Domestic Demand ETF

EGShares India Consumer ETF

EGShares India Infrastructure ETF

EGShares India Small Cap ETF

EGShares Low Volatility Emerging Markets Dividend ETF

Prospectus

July 29, 2014

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

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EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2014

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in 16 separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	CUSIP	NYSE Arca
EGShares Beyond BRICs ETF	268461639	BBRC
EGShares Brazil Infrastructure ETF	268461829	BRXX
EGShares China Infrastructure ETF	268461837	CHXX
EGShares EM Dividend High Income ETF	268461431	EMHD
EGShares Emerging Markets Consumer ETF	268461779	ECON
EGShares Emerging Markets Core ETF	268461464	EMCR
EGShares Emerging Markets Dividend Growth ETF	268461456	EMDG
EGShares Emerging Markets Domestic Demand ETF	268461621	EMDD
EGShares India Consumer ETF	268461761	INCO
EGShares India Infrastructure ETF	268461845	INXX
EGShares India Small Cap ETF	268461811	SCIN
EGShares Low Volatility Emerging Markets Dividend ETF	268461654	HILO

Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the investment adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2014. Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders. A copy of the Prospectus or Annual Report may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently offers shares (“Shares”) of 16 separate non-diversified series, representing separate portfolios of investments, including the Funds.

Each Fund is an exchange-traded fund (“ETF”) and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). Shares are offered in Creation Units, in the discretion of the Trust, either entirely for cash or in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a cash payment referred to as the “Cash Component.” The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.

Creation Units are aggregations of 50,000 Shares or more. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly from the Trust. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

Additional information regarding creations and redemptions of Fund Shares is provided under the section entitled “Creation and Redemption of Creation Unit Aggregations” below.

Compliance with Mauritius Law

As stated in the Prospectus, certain Funds may each invest their respective assets in a wholly owned subsidiary organized in the Republic of Mauritius (each, a “Subsidiary”), which, in turn, invests at least 90% of its assets in Indian securities. Each Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius.  These Regulations provide that only “Expert Investors” may invest in the Expert Fund.  An “Expert Investor” is an investor such as the Funds who each make an initial investment for its own account of not less than U.S. $100,000, or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

Each Subsidiary has been incorporated as a Global Business Company and has been issued a Category 1 License by the Financial Services Commission of Mauritius.  It must be distinctly understood that in issuing this License, the Mauritius Financial Services Commission does not vouch for the financial soundness of a Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

Investors in a Subsidiary are not protected by any statutory compensation arrangements in Mauritius in the event of the Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“PMLTF Code”) issued by the Financial Services Commission of Mauritius, a Subsidiary or its agents will require every applicant for shares (such as the applicable Funds) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent, directly or indirectly, the proceeds of any crime.  The request for information may be reduced where an applicant is a regulated financial services business based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the PMLTF Code.

In the event of delay or failure by the applicant to produce any information required for verification purposes, a Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided.  Each Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the applicable Funds and the owner of the account to which the redemption proceeds from the Subsidiary will be paid.  Redemption proceeds from the Subsidiary will not be paid to a third-party account.

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Each applicable Fund must acknowledge that its Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for Subsidiary shares or redemption request if such information and documentation as requested by the Subsidiary has not been provided by the Fund.

Each of the applicable Funds, as the sole shareholder of its respective Subsidiary, will satisfy all applicable requirements under the PMLTF Code in order to purchase and redeem shares of its Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) where applicable, the value of the underlying index (each, an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Funds, EGA and their affiliates are not involved in or responsible for any aspect of the calculation or dissemination of the IIVs of Shares of the Funds, and the Funds, EGA and their affiliates do not make any warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio; (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding (i), (ii) and (iii) to arrive at a value; and (v) dividing (iv) by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S.

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Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with the Summary Prospectus for the Shares. In addition, firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ Prospectus is filed with the SEC. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions (i.e., the trading of securities that occurs within a broker-dealer firm or between two broker-dealers in the over-the-counter market).

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s Prospectus or this SAI apply to the Fund only at the time of investment. Accordingly, if a percentage limitation is adhered to at the time of investment, a Fund will be deemed to remain in compliance with the percentage limitation notwithstanding a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets, although the percentage limitation will continue to apply to subsequent transactions relating to the composition of a Fund’s portfolio.

Equity Securities

Each Fund may invest in equity securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Holders of unsponsored ADRs typically bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

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A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market and frontier market companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. Previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets), or the mechanics of corporate actions, also may involve incomplete information, or delays in information, payment, delivery or recovery of money or investments.

Market Volatility

The Funds may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.

The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities in which a Fund has invested may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

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Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Money Market Instruments

The Funds may invest in money market instruments. Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions. When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

The Funds may also enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its fund accountant or custodian to earmark on the books of the Fund cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the fund accountant or custodian on the Fund’s records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. In the alternative, a Fund may purchase shares of another investment company so long as after the purchase not more than 3% of the outstanding stock of the investment company is owned by the Fund and all of its affiliates. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment

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company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements that provide, among other things, that the qualified institutional investors post appropriate collateral. A Fund will receive any interest or dividends paid on the loaned securities. The aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. The Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. In addition, a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

Each Fund currently does not participate in a securities lending program.

U.S. Government Securities

U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Futures

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to invest, under normal market conditions, at least 80% of their assets in equity securities or investments, such as ADRs or GDRs, that are the type of investments, the particular industry or industries, or are economically tied to the particular country or geographic region, suggested by a Fund’s name, as applicable. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. A Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds seek investment results that correspond to the price and yield performance of their respective Underlying Indices, although several factors may affect their ability to achieve this correlation, including, but not limited to: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index, including as part of a “representative sampling” strategy, and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as depositary receipts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies, or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day,

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over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986 (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. A relatively high percentage of a “non-diversified” Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. A “non-diversified” Fund’s portfolio, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own Shares.

(3)	Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.

(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

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The investment restrictions set forth below for EGShares India Infrastructure ETF (“INXX”) are non-fundamental and may be changed without shareholder approval.  These investment restrictions do not apply with respect to INXX’s investments in India through its wholly owned Subsidiary.

INXX may not:

(1)	Acquire voting securities of an issuer for the purpose of controlling or influencing management of the issuer.

(2)	Acquire more than: (i) 10% of the outstanding non-voting equity securities of any one issuer; (ii) 10% of the outstanding debt securities issued by any one issuer; (iii) 10% of the outstanding money market instruments issued by any one issuer; or (iv) 25% of the outstanding shares of any one registered or unregistered investment company. The limits in (ii), (iii) and (iv) may be disregarded at the time of acquisition if, at that time, the gross amount of the debt securities or of the money market instruments, or the net amount of the investment company shares, cannot be calculated. This limitation does not apply to transferable securities and money market instruments that are issued or guaranteed by: (a) a member state of the European Union (“EU”) or its local authorities; (b) a member state of the Organization for Economic Cooperation and Development (“OECD”); (c) Singapore or Brazil; or (d) other public international organizations of which one or more EU member states are members.

(3)	Sell securities short, provided that this restriction shall not apply to short sales “against the box” (i.e., entering into short sales for portfolio securities that are held by INXX).

(4)	Acquire precious metals or related certificates evidencing ownership of precious metals, provided that this restriction shall not prevent INXX from investing in companies that directly or indirectly own, acquire or trade in precious metals.

(5)	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent INXX from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.

(6)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent INXX from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

(7)	Borrow money, except that INXX may borrow for temporary purposes only (i.e., repaid within sixty days and not extended or renewed) and not for investment purposes, and in an amount not exceeding 5% of the value of its total assets at the time when the loan is made.

(8)	Make loans, except that this limitation does not apply to: (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments or loan participations in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(9)	Act as a guarantor for third-parties, except that INXX may from time to time enter into agreements with third parties containing provisions under which INXX may indemnify or hold harmless third-parties in certain circumstances, or pay specified liquidation amounts upon early termination or breach to third-parties.

(10)	Invest in the aggregate more than 10% of its net assets in the shares of other registered or unregistered investment companies.

In addition, in accordance with the Trust’s Declaration of Trust and subject to the right of the Board of Trustees in its discretion to allocate general liabilities as provided therein, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular series of the Trust (such as INXX), shall be enforceable against the assets held with respect to that series only, and not against the assets of any other series or

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the Trust generally; and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other series of the Trust shall be enforceable against the assets held with respect to such series.

Additional information about each Fund’s investments is available in the Trust’s annual and semiannual reports to shareholders, which enable an assessment to be made of the assets and liabilities, income and operations of each Fund over the reporting period.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees appoint the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent (the “Independent Trustees”). The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Trust and the Independent Trustees, and the Trust’s various other service providers. While the Chairman of the Board is an interested person, the Board is also served by a “lead” Independent Trustee (the “Lead Trustee”), Jeffrey D. Haroldson. The Lead Trustee assists in the coordination and preparation of agendas for Board meetings, acts as liaison between the Independent Trustees and the officers of the Trust, EGA and counsel to the Independent Trustees, and serves as chair of separate meetings and/or sessions of the Independent Trustees.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Funds, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens Age: 67	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	17	Daxor Corp. (Medical Products and Biotechnology), since 2004.

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Ron Safir Age: 63	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, February 1971 to December 2008, Chief Administrative Officer from 2001 through March 2007.	17	None

Jeffrey D. Haroldson Age: 57	Lead Independent Trustee	Trustee since 2009 and Lead Independent Trustee since 2014	Bridgeton Holdings LLC (real estate investment and development), Chief Operating Officer & General Counsel, since 2013; Ridgewood Capital Advisors LLC (consulting and business advisory services), President, since 2012; HDG Mansur Capital Group, LLC (international real estate company), President and Chief Operating Officer, 2004 to 2011; HSBC Securities (USA), Inc., Executive Managing Director, Head of Investment and Merchant Banking, 2000 to 2003.	17	None

Interested Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith(3) Age: 53	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	17	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of 16 Funds, plus EGA Frontier Diversified Core Fund, a closed-end interval fund (the “Interval Fund”).

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(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, each Fund’s investment adviser.

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 53	Executive Vice President	Since 2011

Chief Executive Officer, Emerging Global

Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 to 2011; UBS (and its predecessor, PaineWebber), 1983 to 2009 (including various executive positions starting in 2001).

Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 41	Treasurer, Principal Financial Officer and Assistant Secretary	Since 2013	Chief Financial Officer, Emerging Global Advisors, LLC, since August 2012; Managing Director, Goldman Sachs & Co. 2009 to 2012; UBS Investment Bank, 2002 to 2009.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 37	Chief Compliance Officer	Since 2010

ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; EGA Frontier Diversified Core Fund, Chief Compliance Officer, since November 2013; ALPS Variable Investment Trust, Chief Compliance Officer, since September 2009; BPV Family of Funds, Chief Compliance Officer, since September 2011; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Broadview Opportunity Fund, Chief Compliance Officer, since November 2013; RealityShares ETF Trust, Chief Compliance Officer, since January 2014; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

(1)	Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

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Share Ownership

As of December 31, 2013, the Independent Trustees did not own any securities issued by the Adviser, the Distributor, or any company controlling, controlled by, or under common control with the Adviser or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2013 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned		Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	EGShares Low Volatility Emerging Markets Dividend ETF	$10,001-$50,000	$10,001-$50,000
Ron Safir	None		None
Jeffrey D. Haroldson	None		None

Interested Trustees:
Robert C. Holderith	EGShares Emerging Markets Consumer ETF	$1-$10,000	$1-$10,000

Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2014:

Name	Annual Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees*
Independent Trustees:

Robert Willens	$44,999	$0	$46,250
Ron Safir	$38,923	$0	$40,000
Jeffrey D. Haroldson	$41,354	$0	$42,500

Interested Trustees:

Robert C. Holderith	$0	$0	$0

* Trustee compensation is paid by EGA on behalf of the Trust pursuant to the Unified Fee (as defined below).

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. EGA pays each Trustee who is not affiliated with EGA an annual retainer of $40,000 plus $2,500 for each regularly scheduled in-person meeting attended ($1,250 for participation telephonically) and $1,000 for each in-person special meeting attended ($500 for participation telephonically). EGA pays each of the Lead Trustee and the Audit Committee Chair an additional annual retainer of $10,000. EGA also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

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Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm, COO and General Counsel of a real estate investment firm, and President of a venture capital and private equity firm, and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings during the period ended March 31, 2014.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review Independent Trustee compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the period ended March 31, 2014.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee. Because the Trust does not hold annual shareholder meetings, there is no guarantee that a nominee will be submitted for election in a particular year. Nominations will only be maintained by the Trust for a period from one year of receipt and will be considered by the Nominating and Governance Committee for any shareholder meetings held during that year for the election of Trustees.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

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The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with the CCO to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules, the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. A controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. As of June 30, 2014, the Trustees and officers of the Trust owned in the aggregate less than 1% of the Shares of any of the Funds.

As of June 30, 2014, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own of record 5% or more of each Fund’s outstanding Shares, as set forth below. The Trust has no knowledge of whether such Shares were also owned beneficially.

Name and Address	Percent Owned

EGShares Beyond BRICs ETF

CHS SCHWAB 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	59.05%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	7.02%

MSSB 1300 THAMES ST BALTIMORE MD 21231	6.47%

NRTHRN TR 801 S CANAL STREET CHICAGO IL 60607	7.14%

EGShares Brazil Infrastructure ETF

BNYMEL/TST 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH PA 15259	5.26%

CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	7.78%

ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	8.43%

NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	9.80%

PERSHING ONE PERSHING PLAZA JERSEY CITY NJ 07399	12.35%

UBS FINAN 1000 HARBOR BLVD WEEHAWKEN NJ 07086	7.40%

EGShares China Infrastructure ETF

BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	20.16%

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CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	9.87%
JPMC CLEAR 3 CHASE METROTECH CENTER BROOKLYN NY 11245-0001	6.13%
MERRILL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	18.35%
ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	6.80%
EGShares EM Dividend High Income ETF
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	15.69%
INT BROKER 8 GREENWICH OFFICE PARK GREENWICH CT 06831	12.65%
MERRILL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	27.55%
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	6.92%
RBCCAPMKTS 60 S 6TH ST - P09 MINNEAPOLIS MN 55402-4400	7.13%
EGShares Emerging Markets Consumer ETF
BANK OF NY 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH PA 15259	5.39%
BOA/GWIM 1201 MAIN STREET DALLAS TX 75202	9.45%
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	22.02%

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FIRST CLEAR 2801 MARKET STREET ST. LOUIS MO 63103	6.68%
ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	15.75%
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	8.42%
UBS FINAN 1000 HARBOR BLVD WEEHAWKEN NJ 07086	5.34%
EGShares Emerging Markets Core ETF
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	5.38%
MERRILL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	15.89%
ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	5.60%
MSSB 1300 THAMES ST BALTIMORE MD 21231	6.10%
PERSHING ONE PERSHING PLAZA JERSEY CITY NJ 07399	35.89%
RBCCAPMKTS 60 S 6TH ST - P09 MINNEAPOLIS MN 55402-4400	6.94%
TD AMERITR 200 S. 108TH AVENUE OMAHA NE 68154	5.16%
5TH-3RD BK 5001 KINGSLEY DRIVE CINCINNATI OH 45227	9.60%
EGShares Emerging Markets Dividend Growth ETF
INT BROKER 8 GREENWICH OFFICE PARK GREENWICH CT 06831	5.40%

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MERRILL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	42.52%
ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	19.31%
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	10.59%
PERSHING ONE PERSHING PLAZA JERSEY CITY NJ 07399	7.42%
EGShares Emerging Markets Domestic Demand ETF
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	78.29%

EGShares India Consumer ETF
BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	30.41%
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	6.00%
E*TRADE 34 EXCHANGE PLACE JERSEY CITY, NJ 07311	5.72%
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	7.78%
RBCCAPMKTS 60 S 6TH ST MINNEAPOLIS MN 55402-4400	13.21%
TD AMERITR 200 S. 108TH AVENUE OMAHA NE 68154	7.89%
EGShares India Infrastructure ETF
BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	9.38%

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CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	8.39%
E*TRADE 34 EXCHANGE PLACE JERSEY CITY, NJ 07311	5.50%
MSSB 1300 THAMES ST BALTIMORE MD 21231	7.51%
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	20.84%
TD AMERITR 200 S. 108TH AVENUE OMAHA NE 68154	5.96%
EGShares India Small Cap ETF
BROWN BROS 525 WASHINGTON BLVD. JERSEY CITY NJ 07310	6.36%
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	7.85%
ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	7.87%
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	16.95%
TD AMERITR 200 S. 108TH AVENUE OMAHA NE 68154	6.55%
EGShares Low Volatility Emerging Markets Dividend ETF
CHS SCHWAB 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	17.65%
FIRST CLEAR 2801 MARKET STREET ST. LOUIS MO 63103	5.64%
ML SFKPG 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	10.46%

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MSSB 1300 THAMES ST BALTIMORE MD 21231	14.30%
NFS LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	10.50%
PERSHING ONE PERSHING PLAZA JERSEY CITY NJ 07399	5.59%
UBS FINAN 1000 HARBOR BLVD WEEHAWKEN NJ 07086	6.58%

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investmnt adviser to the Funds. Marten S. Hoekstra is the Chief Executive Officer of EGA. Robert C. Holderith is the President of EGA. EGA is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The Adviser provides investment advisory services to each Fund pursuant to Amended and Restated Investment Advisory Agreements dated March 1, 2013, between the Trust and the Adviser (collectively, the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of each Fund’s securities portfolio.

Under the Advisory Agreement, each Fund pays a unified fee (“Unified Fee”), which obligates EGA to pay all ordinary operating expenses of the Funds from EGA’s advisory fee. The Unified Fee does not cover the fee payment under the Advisory Agreement, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Under the Advisory Agreement, EGA is entitled to receive the following advisory fees:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares Beyond BRICs ETF	0.85%
EGShares Brazil Infrastructure ETF	0.85%
EGShares China Infrastructure ETF	0.85%
EGShares Emerging Markets Core ETF	0.70%
EGShares Emerging Markets Domestic Demand ETF	0.85%
EGShares India Consumer ETF	0.89%
EGShares India Infrastructure ETF	0.85%
EGShares India Small Cap ETF	0.85%
EGShares Low Volatility Emerging Markets Dividend ETF	0.85%

EGShares EM Dividend High Income ETF, EGShares Emerging Markets Consumer ETF and EGShares Emerging Markets Dividend Growth ETF have implemented breakpoints in the investment advisory fees paid by such Funds at

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specified asset levels. Under these arrangements, for the investment advisory services provided to these Funds, EGA is entitled to receive fees equal to the percentage of daily net assets of the relevant Fund at the asset level breakpoints specified below.

EGShares Emerging Markets Consumer ETF:

$0–$1,000,000,000:	0.85%
$1,000,000,001–$2,000,000,000:	0.75%
$2,000,000,001 and up:	0.70%

EGShares EM Dividend High Income ETF and EGShares Emerging Markets Dividend Growth ETF:

$0–$1,000,000,000:	0.85%
$1,000,000,001–$2,000,000,000:	0.75%
$2,000,000,001 and up:	0.65%

For the EGShares Beyond BRICs ETF, EGA has agreed to waive its advisory fee to 0.58% of the EGShares Beyond BRICs ETF’s average daily net assets (the “Fee Waiver Agreement”).  The Fee Waiver Agreement will remain in effect and will be contractually binding for two years from October 1, 2013.  The Fee Waiver Agreement may be terminated at any time by the Board, but may not be terminated by EGA during the term of the Fee Waiver Agreement.  The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the EGShares Beyond BRICs ETF, in the event of merger or liquidation of the EGShares Beyond BRICs ETF.

The advisory fees paid to EGA by each Fund for the last three fiscal years ended March 31 are set forth in the chart below. For the fiscal years ended March 31, 2013 and 2012, amounts shown represent sub-advisory fees paid to EGA through February 28, 2013.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2014	Advisory Fees Paid for the Fiscal Year Ended March 31, 2013(1)	Advisory Fees Paid for the Fiscal Year Ended March 31, 2012(1)	Date of Commencement of Investment Operations

EGShares Beyond BRICs ETF	$109,924	$31,716	N/A	August 15, 2012

EGShares Brazil Infrastructure ETF	$463,662	$655,223	$670,098	February 24, 2010

EGShares China Infrastructure ETF	$82,202	$100,590	$145,318	February 17, 2010

EGShares EM Dividend High Income ETF	$12,038	N/A	N/A	August 15, 2013

EGShares Emerging Markets Consumer ETF	$8,629,169	$4,252,613	$2,063,504	September 14, 2010

EGShares Emerging Markets Core ETF	$26,124	$5,378	N/A	October 16, 2012

EGShares Emerging Markets Dividend Growth ETF	$11,153	N/A	N/A	July 1, 2013

EGShares Emerging Markets Domestic Demand ETF	$40,568	$14,356	N/A	August 15, 2012

EGShares India Consumer ETF	$43,097	$27,262	$15,258	August 10, 2011

EGShares India Infrastructure ETF	$288,768	$471,495	$593,562	August 11, 2010

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EGShares India Small Cap ETF	$145,268	$203,181	$243,915	July 7, 2010

EGShares Low Volatility Emerging Markets Dividend ETF	$726,112	$604,957	$93,059	August 4, 2011

(1)	Prior to March 1, 2013, ALPS Advisors, Inc. (“ALPS”) served as investment adviser to certain series of the Trust, including the Funds, and EGA served as sub-adviser. For its services, ALPS received an advisory fee of 0.10% of each Fund’s average daily net assets, subject to minimum and maximum amounts depending on the number of operational funds for which it acted as investment adviser. Fees paid to ALPS by each Fund for the fiscal year ended March 31, 2013 and 2012, as applicable, are set forth in the chart below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2013	Advisory Fees Paid for the Fiscal Year Ended March 31, 2012
EGShares Beyond BRICs ETF	$3,897	N/A

EGShares Brazil Infrastructure ETF	$76,820	$85,307

EGShares China Infrastructure ETF	$11,796	$18,700

EGShares EM Dividend High Income ETF	N/A	N/A

EGShares Emerging Markets Consumer ETF	$499,476	$258,180

EGShares Emerging Markets Core ETF	N/A	N/A

EGShares Emerging Markets Dividend Growth ETF	N/A	N/A

EGShares Emerging Markets Domestic Demand ETF	$1,845	N/A

EGShares India Consumer ETF	$3,104	$9,602

EGShares India Infrastructure ETF	$55,263	$75,919

EGShares India Small Cap ETF	$22,224	$31,184

EGShares Low Volatility Emerging Markets Dividend ETF	$72,168	$47,842

For the fiscal years ended March 31, 2014, 2013 and 2012, EGA waived fees or reimbursed expenses set forth in the table below. Beginning April 1, 2013, EGA assumed all ordinary operating expenses of the Funds under the Unified Fee.

	2014		2013		2012
Fund	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed	Date of Commencement of Investment Operations
EGShares Beyond BRICs ETF	$29,671	N/A	N/A	$61,690	N/A	N/A	August 15, 2012

EGShares Brazil Infrastructure ETF	N/A	N/A	N/A	$549,703	N/A	$561,967	February 24, 2010

EGShares China Infrastructure ETF	N/A	N/A	N/A	$209,361	N/A	$182,636	February 17, 2010

EGShares EM Dividend High Income ETF	N/A	N/A	N/A	N/A	N/A	N/A	August 15, 2013

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EGShares Emerging Markets Consumer ETF	N/A	N/A	N/A	$2,007,207	N/A	$2,063,504	September 14, 2010

EGShares Emerging Markets Core ETF	N/A	N/A	N/A	$87,238	N/A	N/A	October 16, 2012

EGShares Emerging Markets Dividend Growth ETF	N/A	N/A	N/A	N/A	N/A	N/A	July 1, 2013

EGShares Emerging Markets Domestic Demand ETF	N/A	N/A	N/A	$66,916	N/A	N/A	August 15, 2012

EGShares India Consumer ETF	N/A	N/A	N/A	$107,199	N/A	$103,605	August 10, 2011

EGShares India Infrastructure ETF	N/A	N/A	N/A	$445,524	N/A	$667,859	August 11, 2010

EGShares India Small Cap ETF	N/A	N/A	N/A	$301,274	N/A	$488,300	July 7, 2010

EGShares Low Volatility Emerging Markets Dividend ETF	N/A	N/A	N/A	$429,697	N/A	$166,793	August 4, 2011

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as President of EGA and lead portfolio manager of the Funds, Robert C. Holderith receives an annual salary from EGA and an annual bonus from time to time based on individual performance and the overall annual profitability of EGA. As of the date of this SAI, Mr. Holderith managed one other EGA fund that, like the Funds, is a series of the Trust, and has an investment strategy of replicating an Underlying Index. As of the date of this SAI, Mr. Holderith also managed the Interval Fund. The two other EGA funds managed by Mr. Holderith had, as of June 30, 2014, $8 million in total assets under management. None of the EGA funds are subject to a performance fee. Mr. Holderith does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds and other series in the Trust that are managed by Mr. Holderith may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. In addition, although not an index fund, the Interval Fund is expected to closely track its benchmark index. EGA does not believe that management of the different Funds and other series of the Trust and the Interval Fund presents a material conflict of interest for Mr. Holderith.

Portfolio Manager’s Ownership of Shares of the Funds.

As of June 30, 2014, Mr. Holderith beneficially owned the following dollar range of Shares of any of the Funds: $1 - $10,000 of EGShares Emerging Markets Consumer ETF.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee. For the fiscal years ended March 31, 2013

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and 2012, the Trust made payments to BNY Mellon in the amounts of $1,365,491 and $1,029,793, respectively, for administrative and accounting services. For the fiscal year ended March 31, 2014, the funds in the Trust (including the Funds) were subject to the Unified Fee and therefore made no payments to BNY Mellon.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust.

Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution

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and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees and the Independent Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements (if implemented), they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreements, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

The aggregate brokerage commissions paid by each Fund for the last three fiscal years ended March 31, as applicable, are set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2014	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2013	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2012	Date of Commencement of Investment Operations

EGShares Beyond BRICs ETF	$158,007	$5,261	N/A	August 15, 2012

EGShares Brazil Infrastructure ETF	$159,621	$48,463	$66,626	February 24, 2010

EGShares China Infrastructure ETF	$2,301	$4,518	$3,662	February 17, 2010

EGShares EM Dividend High Income ETF	$5,715	N/A	N/A	August 15, 2013

EGShares Emerging Markets Consumer ETF	$466,227	$189,480	$66,999	September 14, 2010

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EGShares Emerging Markets Core ETF	$1,546	$1,200	N/A	October 16, 2012

EGShares Emerging Markets Dividend Growth ETF	$3,168	N/A	N/A	July 1, 2013

EGShares Emerging Markets Domestic Demand ETF	$23,927	$5,418	N/A	August 15, 2012

EGShares India Consumer ETF	$8,301	$9,463	$7,445	August 10, 2011

EGShares India Infrastructure ETF	$79,014	$38,669	$47,757	August 11, 2010

EGShares India Small Cap ETF	$32,204	$30,812	$98,002	July 7, 2010

EGShares Low Volatility Emerging Markets Dividend ETF	$290,350	$145,854	$46,403	August 4, 2011

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds. EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.emergingglobaladvisors.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for EGA are included as Appendix B to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Portfolio Turnover

The portfolio turnover rates for the last two fiscal years are presented in the table below for each Fund. Variations in portfolio turnover rates are largely a result of rebalancings and reconstitutions to the Underlying Indices during the

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fiscal year. In addition, the following Funds changed their Underlying Indices during the fiscal year, which may have also affected portfolio turnover: EGShares Beyond BRICs ETF, EGShares Brazil Infrastructure ETF, EGShares Emerging Markets Domestic Demand ETF and EGShares Low Volatility Emerging Markets Dividend ETF.

Fund	Fiscal Year Ended March 31, 2014	Fiscal Year Ended March 31, 2013
EGShares Beyond BRICs ETF	63%	1%*

EGShares Brazil Infrastructure ETF	68%	30%

EGShares China Infrastructure ETF	9%	19%

EGShares EM Dividend High Income ETF	61%*	N/A

EGShares Emerging Markets Consumer ETF	14%	7%

EGShares Emerging Markets Core ETF	16%	3%*

EGShares Emerging Markets Dividend Growth ETF	59%*	N/A

EGShares Emerging Markets Domestic Demand ETF	159%	57%*

EGShares India Consumer ETF	43%	50%

EGShares India Infrastructure ETF	76%	24%

EGShares India Small Cap ETF	56%	43%

EGShares Low Volatility Emerging Markets Dividend ETF	137%	86%

* Not annualized.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Advisory Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

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Book Entry Only System

The information in this section has been obtained from The Depository Trust Company (“DTC”), New York, NY.

DTC acts as securities depository for the Shares. The Shares are issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. Except as provided in this section, certificates for Shares will not be issued to Beneficial Owners (as defined below).

DTC is the world’s largest securities depository and is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues, and money market instruments (from over 100 countries) that DTC’s participants (“DTC Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among DTC Participants of sales and other securities transactions in deposited securities, through electronic computerized book-entry transfers and pledges between DTC Participants’ accounts. This eliminates the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). The DTC Rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.

Purchases of Shares under the DTC system must be made by or through DTC Participants, which will receive a credit for the Shares on DTC’s records. The ownership interest of each actual purchaser of each Share (referred to in this section as “Beneficial Owners”) is in turn to be recorded on the DTC Participant’s and Indirect Participant’s records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the DTC Participant or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in Shares will be accomplished by entries made on the books of DTC Participants and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in Shares, except in the event that use of the book-entry system for the Shares is discontinued.

To facilitate subsequent transfers, all Shares deposited by DTC Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC. The deposit of Shares with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the Shares; DTC’s records reflect only the identity of the DTC Participants to whose accounts such Shares are credited, which may or may not be the Beneficial Owners. The DTC Participants and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to DTC Participants, by DTC Participants to Indirect Participants, and by DTC Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to Shares unless authorized by a DTC Participant in accordance with DTC’s MMI Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to the Trust as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those DTC Participants whose accounts are credited with Shares on the record date (identified in a listing attached to the Omnibus Proxy).

Distributions and dividend payments on the Shares will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit DTC Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from the Trust, on payable date in accordance with

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their respective holdings shown on DTC’s records. Payments by DTC Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such DTC Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of distributions and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of the Trust, disbursement of such payments to DTC Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of DTC Participants and Indirect Participants.

DTC may discontinue providing its service as depository with respect to Shares at any time by giving reasonable notice to the Trust. Under such circumstances, in the event that a successor depository is not obtained, Share certificates are required to be printed and delivered. The Trust may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, Share certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from DTC, which the Trust believes to be reliable, but the Trust takes no responsibility for the accuracy thereof.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

Except for cash in lieu transactions, as described below, the consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication or a representative sampling of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

Prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the Custodian makes available through NSCC the list of the names and the required number of shares of each Deposit Security and the Cash Component to be included in the current Fund Deposit for each Fund. The composition of the Fund Deposit is based on information at the end of the previous Business Day, and is applicable to any creations of Creation Unit Aggregations of the Fund until the next-announced composition of the Fund Deposit is made available, subject to any adjustments as described below.

The identity and number of shares of the Deposit Securities and the Cash Component required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities and the Cash Component may also change in response to adjustments to the weighting or composition of the Fund Securities. In recognition of longer settlement periods for emerging market securities, the Adviser may at

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times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Underlying Index.

In addition, each Fund reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component in the following circumstances:

(i)          if, on a given Business Day, the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash;

(ii)         if, upon receiving a purchase or redemption order from an Authorized Participant (as defined below), the Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash;

(iii)        if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not eligible for transfer either through the NSCC or DTC; or (b) in the case of non-U.S. investments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(iv)        if the Fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a shareholder would be subject to unfavorable income tax treatment if the shareholder receives redemption proceeds of non-U.S. investments in kind.

If the Adviser notifies Distributor that a “cash in lieu” amount will be accepted, Distributor will notify the Authorized Participant and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the “cash in lieu” amount, with any appropriate adjustments as advised by the Adviser. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be, in the ordinary course of business, at the expense of the Authorized Participant and will not affect the value of all Shares.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see “Book Entry Only System” above), and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A DTC Participant who has entered into a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant that is an Authorized Participant.

All orders to create Creation Unit Aggregations (through an Authorized Participant) must be received in proper form by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in order for the Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund determined on that day. After 4:00 p.m., trades will continue to be accepted for all EGA ETFs (except EGShares Brazil Infrastructure ETF) until 5:30 p.m., but will be priced at the next calculated NAV. Orders submitted after 4:00 p.m. Eastern time for the EGShares Brazil Infrastructure ETF will not be accepted and will need to be resubmitted on the following Business Day.

A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date.

The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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Investors who are not Authorized Participants must place their orders for Creation Unit Aggregations with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Orders for Creation Unit Aggregations

Authorized Participants placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Authorized Participants placing orders for Creation Unit Aggregations should also ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s) on or before the Contractual Settlement Date. The “Contractual Settlement Date” is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Custodian or the applicable sub-custodian and (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of the relevant Fund are customarily traded. The Authorized Participant must also make available on or before the Contractual Settlement Date, by means satisfactory to the Adviser, immediately available or same day funds estimated by the Adviser to be sufficient to pay the Cash Component next determined after acceptance of the creation order, together with the applicable creation transaction fee (as described below under “Creation Transaction Fee”). Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105% of the value of the missing Deposit Securities (except for EGShares India Small Cap ETF, which requires collateral in the amount of 103% of the value of the missing Deposit Securities), which the Adviser may change from time to time. The Participant Agreement will permit the Adviser to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Adviser of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Adviser at such time, and in such manner, as the Adviser may determine in its sole discretion.

Acceptance of Orders for Creation Unit Aggregations

The Adviser or Distributor reserves the absolute right to reject or revoke a creation order transmitted to the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Adviser or any Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Adviser, have an adverse effect on the Adviser or the rights of beneficial owners of a Fund; or (vii) in the event that circumstances outside the control of the the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in

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telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection or revocation of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay a fixed creation transaction fee in the amount described below, per order, as of the date of this SAI, to BNY Mellon regardless of the number of creation units per order and regardless of whether or not the creations are in-kind or all cash. Any additional costs associated with transferring the securities constituting the Deposit Securities to the account of the Trust are borne by the Authorized Participants.

Fund	Transaction Fee

EGShares Beyond BRICs ETF	$2,000

EGShares Brazil Infrastructure ETF	$1,000

EGShares China Infrastructure ETF	$1,000

EGShares EM Dividend High Income ETF	$2,000

EGShares Emerging Markets Consumer ETF	$1,000

EGShares Emerging Markets Core ETF	$2,500

EGShares Emerging Markets Dividend Growth ETF	$2,000

EGShares Emerging Markets Domestic Demand ETF	$1,500

EGShares India Consumer ETF	$1,000

EGShares India Infrastructure ETF	$1,000

EGShares India Small Cap ETF	$2,000

EGShares Low Volatility Emerging Markets Dividend ETF	$1,000

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only by an Authorized Participant in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation and such Shares must be held in the account of a single Authorized Participant in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund (as discussed under “Deposit of Securities and Deposit or Delivery of Cash” above), the redemption proceeds for a Creation Unit Aggregation generally consist of Fund

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Securities as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC. In addition, payment for redemptions may be delayed due to local holidays or closures in certain countries, as discussed below.

Redemption Transaction Fee

The redemption transaction fees for each Fund are the same as the creation transaction fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders to redeem Creation Unit Aggregations must be placed no later than the Closing Time. Such orders, if accepted, will receive that Business Day’s NAV per Creation Unit. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of a redeeming Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

To the extent contemplated by a Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105% of the value of the missing Shares (except for EGShares India Small Cap ETF, which requires collateral in the amount of 103% of the value of the missing Shares), which the Adviser may change from time to time.

The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Adviser, on behalf of the affected Fund, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Adviser of purchasing such Shares and the value of the collateral.

The calculation of the value of each of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian as of such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite

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number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Adviser may, in its sole discretion, exercise its option to redeem such Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash (see discussion of cash redemptions under “Deposit of Securities and Deposit or Delivery of Cash” above). In addition, an Authorized Participant may request a redemption in cash that a Fund may, in its sole discretion, permit, to the extent permitted under its SEC exemptive order. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified under “Redemption of Fund Shares in Creation Units Aggregations” above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion and to the extent permitted under its SEC exemptive order, provide the Authorized Participant a portfolio of securities that differs from the exact pro rata composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting, that is subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Regular Holidays

Because the portfolio securities of each Fund may trade on their relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to purchase and sell Shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets. Each Fund generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus three Business Days (i.e., days on which the Exchange is open). A Fund may pay for redemptions of Creation Units on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to pay in-kind redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

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The table below shows the regular holidays in calendar year 2014, or the dates on which the local exchange may be closed for settlement in a particular currency, that may, therefore, affect the relevant securities markets of the countries listed below:

Argentina				Brazil
Jan. 1	Apr. 17	July 9	Dec. 25	Jan. 1	Apr. 21	June 23	Dec. 31
Mar. 3	Apr. 18	Aug. 18	Dec. 26	Mar. 3	May 1	July 9
Mar. 4	May 1	Oct. 13		Mar. 4	June 12	Nov. 20
Mar. 24	May 2	Nov. 6		Mar. 5	June 17	Dec. 24
Apr. 2	June 20	Nov. 24		Apr. 18	June 19	Dec. 25

Chile				China
Jan. 1	Dec. 8			Jan. 1	Apr. 18	Sep. 1	Nov. 11
Apr. 18	Dec. 25			Jan. 20	Apr. 21	Sep. 8	Nov. 27
May 1	Dec. 31			Jan. 31	May 1	Sep. 9	Dec. 25
May 21				Feb. 3	May 2	Oct. 1	Dec. 26
July 16				Feb. 4	May 6	Oct. 2
Aug. 15				Feb. 5	May 26	Oct. 3
Sep. 18				Feb. 6	June 2	Oct. 6
Sep. 19				Feb. 17	July 1	Oct. 7
Oct. 31				Apr. 7	July 4	Oct. 13

Colombia				Czech Republic
Jan. 1	Apr. 18	June 30	Nov. 3	Jan. 1	Oct. 28	Dec. 26
Jan. 6	May 1	Aug. 7	Nov. 17	Apr. 21	Nov. 17
Mar. 24	June 2	Aug. 18	Dec. 8	May 1	Dec. 24
Apr. 17	June 23	Oct. 13	Dec. 25	May 8	Dec. 25

Egypt				Hong Kong
Jan. 1	Apr. 21	July 1	Oct. 5	Jan. 1	May 1	Oct. 1
Jan. 7	Apr. 24	July 23	Oct. 6	Jan. 31	May 6	Oct. 2
Jan. 13	May 1	July 29		Feb. 3	June 2	Dec. 25
Jan. 14	May 27	July 30		Apr. 18	July 1	Dec. 26
Apr. 20	June 8	July 31		Apr. 21	Sep. 9
The Egyptian market is closed every Friday.

Hungary				India
Jan. 1	Oct. 18			Jan. 14	Apr. 14	Aug. 15	Oct. 24
Apr. 21	Oct. 23			Feb. 19	Apr. 18	Aug. 18	Nov. 4
May 1	Oct. 24			Feb. 27	Apr. 24	Aug. 29	Nov. 6
May 2	Dec. 13			Mar. 17	May 1	Oct. 2	Dec. 25
May 10	Dec. 24			Mar. 31	May 14	Oct. 3
June 9	Dec. 25			Apr. 1	July 1	Oct. 6
Aug. 20	Dec. 26			Apr. 8	July 29	Oct. 23

Indonesia				Jordan
Jan. 1	Apr. 18	July 9	Aug. 1	Jan. 1	July 30	Oct. 8
Jan. 14	May 1	July 28	Dec. 25	Jan. 12	July 31	Dec. 25
Jan. 31	May 15	July 29	Dec. 26	May 1	Oct. 5
Mar. 31	May 27	July 30	Dec. 31	May 25	Oct. 6
Apr. 9	May 29	July 31		July 29	Oct. 7

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Kuwait				Luxembourg
Jan. 1	Feb, 26	July 29	Oct. 8	Jan. 1	June 9	Dec. 26
Jan. 2	Feb. 27	July 30	Oct. 26	Apr. 18	June 23	Dec. 31
Jan. 13	May 27	Oct. 5		Apr. 21	Aug. 15
Jan. 16	May 29	Oct. 6		May 1	Dec. 24
Feb. 25	July 28	Oct. 7		May 29	Dec. 25

Malaysia				Mauritius
Jan. 1	Feb. 3	July 29	Oct. 23	Jan. 1	Mar. 12	Oct. 23
Jan. 14	May 1	Sep. 1	Dec. 25	Jan. 2	Mar. 31	Dec. 25
Jan. 17	May 13	Sep. 16		Jan. 17	May 1
Jan. 30	July 15	Oct. 6		Jan. 31	July 29
Jan. 31	July 28	Oct. 22		Feb. 27	Aug. 15

Mexico				Morocco
Jan. 1	Apr. 18	Dec. 12		Jan. 1	May 1	Aug. 20	Nov. 18
Feb. 3	May 1	Dec. 25		Jan. 13	July 29	Aug. 21
Mar. 17	Sep. 16			Jan. 14	July 30	Oct. 6
Apr. 17	Nov. 17			Jan. 15	Aug. 14	Nov. 6

Peru				Philippines
Jan. 1	July 28	Dec. 25		Jan. 1	Apr. 18	Aug. 25	Dec. 30
Apr. 17	July 29			Jan. 31	May 1	Dec. 24	Dec. 31
Apr. 18	Oct. 8			Apr. 9	June 12	Dec. 25
May 1	Dec. 8			Apr. 17	Aug. 21	Dec. 26

Poland				Russia
Jan. 1	June 19	Dec. 26		Jan. 1	Jan. 8	May 2	June 13
Jan. 6	Aug. 15	Dec. 31		Jan. 2	Mar. 7	May 8	Nov. 3
Apr. 18	Nov. 11			Jan. 3	Mar. 10	May 9	Nov. 4
Apr. 21	Dec. 24			Jan. 6	Apr. 30	June 11	Dec. 31
May 1	Dec. 25			Jan. 7	May 1	June 12

Slovenia				South Africa
Jan. 1	May 1	Aug. 15	Dec. 26	Jan. 1	Apr. 21	May 7	Dec. 16
Apr. 18	May 2	Oct. 31		Mar. 21	Apr. 28	June 16	Dec. 25
Apr. 21	June 25	Dec. 25		Apr. 18	May 1	Sep. 24	Dec. 26

Thailand				Turkey
Jan. 1	Apr. 15	July 1	Oct. 23	Jan. 1	July 28	Oct. 7
Feb. 14	May 1	July 11	Dec. 5	Apr. 23	July 29	Oct. 28
Apr. 7	May 5	Aug. 11	Dec. 10	May 1	July 30	Oct. 29
Apr. 14	May 13	Aug. 12	Dec. 31	May 19	Oct. 6

United Kingdom				United States
Jan. 1	Apr. 21	July 4	Nov. 11	Jan. 1	May 26	Nov. 11
Jan. 20	May 1	Aug. 25	Nov. 27	Jan. 20	July 4	Nov. 27
Feb. 17	May 5	Sep. 1	Dec. 25	Feb. 17	Sep. 1	Dec. 25
Apr. 18	May 26	Oct. 13	Dec. 26	Apr. 18	Oct. 13

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TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio

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holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors Capital Gain Dividends” and “Short-Term Capital Gain Dividends and Interest-Related Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before Dec. 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder

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purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain

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circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

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Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities . At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax . A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will

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be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information . The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion

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above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii)

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thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;

•	certify that this number is correct;

•	certify that you are not subject to backup withholding; and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

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Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Short-Term Capital Gain Dividends and Interest-Related Dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before Jan. 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. Similarly, with respect to taxable years of the Fund that began before Jan. 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after Jan. 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000,

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the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisers regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income

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and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

DETERMINATION OF NET ASSET VALUE

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the Unified Fee, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ Administrator and Fund Accountant and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

General Policies. Each Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, each Fund (except as noted below) expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. The EGShares EM Dividend High Income ETF expects to declare and pay all of its net investment income, if any, to shareholders as dividends monthly. The EGShares Emerging Markets Dividend Growth ETF and EGShares Low Volatility Emerging Markets Dividend ETF each expect to declare and pay all of their respective net investment income, if any, to shareholders as dividends quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Funds for their fiscal periods ended March 31, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

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APPENDIX A

EGA EMERGING GLOBAL SHARES TRUST

Proxy Voting Policy and Procedures

EGA Emerging Global Shares Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I.	Delegation of Proxy Voting to Investment Adviser

The investment adviser, Emerging Global Advisors, LLC. (“EGA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by EGA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund’s and its shareholders’ best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II.	Material Conflicts of Interest

If EGA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, principal underwriter, or any of their affiliated persons; and (ii) EGA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then EGA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

III.	Securities Lending Program

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

IV.	Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.

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V.	Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (the “SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VI.	EGA and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to EGA, as set forth above. Consistent with this delegation, EGA is responsible for the following:

(1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.

(2)	Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.

(3)	The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.

VII.	Review Responsibilities

The Trust or EGA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.

VIII.	Preparation and Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to EGA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

IX.	Recordkeeping

Documentation of all votes for the Trust will be maintained by EGA, and/or the Proxy Voting Service.

Adopted: May 17, 2012

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Amended: May 16, 2013

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APPENDIX B

The Trust has delegated to EGA (the “Adviser”) the authority and responsibility for voting proxies on the portfolio securities held by each Fund.  EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC

PROXY VOTING POLICY

INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients. Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client and without materialconflicts of interest.

POLICIES

Except where expressly required by Section 12(d)(1)(F) of the 1940 Act with respect to investment company clients, as described below, as a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;

•	the anticipated costs and benefits associated with the proposal;

•	the effect on liquidity; and

•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf. As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

To the extent that an investment company client invests in underlying funds pursuant to Section 12(d)(1)(F) of the 1940 Act, the Adviser will mirror or echo vote as required by Section 12(d)(1)(F). In those instances, the Adviser may not be able to vote proxies in what it believes to be its clients' best interests.

A.	Routine Matters

Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of Management as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

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General Matters

The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;

•	to change the fiscal year of the company; and

•	to change the name of a company.

Board Members

The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure

The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors

The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

B.	Non-Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

While the Adviser’s default proxy voting policy is to vote in accordance with the recommendation of the company’s management or directors (collectively, “Management”), the Adviser will override voting with Management if it believes doing so is in the best interests of its clients.

Examples of non-routine matters are set forth below:

1.	Board and Management Issues:

a.	Term Limits. Proposals to require a reasonable retirement age (e.g., 72) for board members, and proposals to attempt to limit tenure.

b.	Replacement. Proposals that make it more difficult to replace board members, including the following proposals:

•	To stagger the board;

•	To overweight company Management on the board;

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•	To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));

•	To introduce unequal voting rights;

•	To create supermajority voting; or

•	To establish pre-emptive rights.

c.	Liability and Indemnification. Proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.

d.	Ownership Issues. Proposals that require Management to own a minimum interest in the company or proposals for stock options or other compensation that grant an ownership interest for Management.

2.           Compensation, Fees and Expenses: Proposals to increase compensation, fees or expenses applicable to the company’s owners.

3.           Voting Rights: Proposals that affect shareholder rights to vote, including proposals to:

•	Introduce unequal voting or dividend rights among the classes;

•	Change the amendment provisions of a company’s charter documents by removing owner approval requirements;

•	Require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);

•	Restrict the owners’ right to act by written consent; or

•	Restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.

4.            Takeover Defenses and Related Actions: Proposals to create any plan or procedure designed primarily to discourage a takeover or other similar action, including the following examples of “poison pills”:

•	Large increases in the amount of stock authorized but not issued;

•	Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);

•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;

•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and

•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

Other non-routine proposals on takeover defenses include proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;

•	Opt out of state anti-takeover laws deemed by the Adviser to be detrimental; and

•	Prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.            Reincorporation: Proposals to change the state of (such as reincorporating in the same state as the headquarters of the controlling company).

6.            Debt Issuance and Pledging of Assets for Debt: Proposals relating to the issuance of debt, the pledging of

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assets for debt, or an increase in borrowing powers, including proposals which may:

•	Increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).

•	Increase in the company’s capital over the current outstanding capital.

7.            Mergers or Acquisitions

8.            Termination or Liquidation of the Company

9.            Social & Environmental Issues and Corporate Responsibility: Proposals relating to social and environmental issues, including proposals that:

•	Reduce discrimination and pollution,

•	Improve protections to minorities and disadvantaged classes,

•	Increase conservation of resources and wildlife,

•	Place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities,

•	Bar or restrict charitable contributions; or

•	Limit corporate political activities.

C.            Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has retained a third party proxy voting service to vote client proxies in accordance with these procedures.

The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy. Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information.

Conflicts of Interest:

At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

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If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

A.	If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

B.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;

C.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and

D.	If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO. In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended. In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

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EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares TCW EM Short Term Investment Grade Bond ETF	268461399	SEMF
EGShares TCW EM Intermediate Term Investment Grade Bond ETF	268461381	IEMF
EGShares TCW EM Long Term Investment Grade Bond ETF	268461373	LEMF

Prospectus

July 29, 2014

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED

THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

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Fund Summaries

EGShares TCW EM Short Term Investment Grade Bond ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the J.P. Morgan Custom EM Short Term Investment Grade Bond Index (the “SEMF Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.65%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during its first year of operations.

(2)	Emerging Global Advisors, LLC (“EGA”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from January 8, 2014 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to achieve its investment objective through investment in investment grade debt denominated in U.S. dollars of emerging market countries and companies. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade, U.S. dollar denominated emerging markets short term sovereign and corporate bonds. The Fund may invest up to 20% of its net assets in fixed income securities that are non-investment grade or unrated and/or issued by non-emerging market countries and companies.

The Fund, using a “passive” or “indexing” investment approach, will seek to replicate, before the Fund’s fees and expenses, the performance of the SEMF Underlying Index. The SEMF Underlying Index is a rules-based index comprised of, as of the date of this Prospectus, approximately 48 emerging markets investment grade sovereign and corporate bonds, notes or other debt obligations denominated in U.S. dollars with remaining maturities between 1 and 3 years. The remaining maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the

2

security as determined in accordance with a rules-based methodology developed by J.P. Morgan Securities LLC. Through its investments, the Fund will have an average weighted remaining maturity of no more than 3 years.

The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that TCW Investment Management Company, the sub-adviser to the Fund (“Sub-Adviser”), uses quantitative analysis to select securities from the SEMF Underlying Index universe to obtain a representative sample of securities that resemble the SEMF Underlying Index in terms of key risk factors, performance attributes and other characteristics. These characteristics may include country of domicile, maturity, credit quality, sector, duration and other financial characteristics of fixed income securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund, potential transaction costs in acquiring particular securities, the anticipated impact of particular securities in the SEMF Underlying Index on the performance of the SEMF Underlying Index and the availability of particular securities in the secondary market. However, the Fund may use replication to achieve its objective if practicable. In seeking to accurately track the SEMF Underlying Index, there may also be instances in which the Sub-Adviser chooses to overweight or underweight another security in the SEMF Underlying Index, or purchase (or sell) securities not in the SEMF Underlying Index that the Sub-Adviser believes are appropriate substitutes for one or more Index components. In addition, from time to time securities are added to or removed from the SEMF Underlying Index. The Fund may sell securities that are represented in the SEMF Underlying Index or purchase securities that are not yet represented in the SEMF Underlying Index in anticipation of their removal from or addition to the SEMF Underlying Index.

To the extent the SEMF Underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments accordingly, although the Fund will generally limit individual country positions to approximately 20% of its net assets (with appropriate adjustments to be made for minimum lot size requirements). The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Securities  The price of one or more of the securities in the Fund’s portfolio may fall.  Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Investment Grade Securities Fixed income securities that are rated below investment grade (commonly referred to as “junk bonds”), or unrated but considered to be below investment grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity.  Non-investment grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions, and less secondary market liquidity. If the issuer of non-investment grade fixed income securities defaults, the Fund may incur additional expenses to seek recovery.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the SEMF Underlying Index.

3

Interest Rate As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Fixed income securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Credit/Default Issuers or guarantors of debt instruments may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. In addition, securities issued by the U.S. government generally have less credit risk than debt securities of non-U.S. government issuers or non-government issuers. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Non-Correlation The Fund’s return may not match the return of the SEMF Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the SEMF Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the SEMF Underlying Index. In addition, the Fund’s NAV may deviate from the SEMF Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the SEMF Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the SEMF Underlying Index (“Sponsor”) will compile the SEMF Underlying Index accurately, or that the SEMF Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the SEMF Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the SEMF Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Extension An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Income Falling interest rates may cause the Fund’s income to decline.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Sub-Adviser, preventing the Fund from tracking the SEMF Underlying Index.

Financial Services Sector The financial services sector may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect financial services companies by increasing their cost of capital. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which such companies may engage.

Concentration The Fund will concentrate in industries to the same extent as the SEMF Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Although the fixed income instruments held by the Fund will be denominated in U.S. dollars, economic or political developments, among other things, could still negatively impact the value of such instruments.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign

4

investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the SEMF Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer-Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

Emerging Global Advisors, LLC

Sub-Adviser

TCW Investment Management Company

Portfolio Managers

Name	Title	Length of Service on the Fund
Penelope D. Foley	Portfolio Manager	2013
David I. Robbins	Portfolio Manager	2013

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 100,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (i.e., at a premium) or less than NAV (i.e., at a discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

EGShares TCW EM Intermediate Term Investment Grade Bond ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the J.P. Morgan Custom EM Intermediate Term Investment Grade Bond Index (the “IEMF Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.65%

(1)     The Fund does not anticipate that it will incur any 12b-1 fees during its first year of operations.

(2)     Emerging Global Advisors, LLC (“EGA”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from January 8, 2014 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to achieve its investment objective through investment in investment grade debt denominated in U.S. dollars of emerging market countries and companies. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade, U.S. dollar denominated emerging markets intermediate term sovereign and corporate bonds. The Fund may invest up to 20% of its net assets in fixed income securities that are non-investment grade or unrated and/or issued by non-emerging market countries and companies.

The Fund, using a “passive” or “indexing” investment approach, will seek to replicate, before the Fund’s fees and expenses, the performance of the IEMF Underlying Index. The IEMF Underlying Index is a rules-based index comprised of, as of the date of this Prospectus, approximately 118 emerging markets investment grade sovereign and corporate bonds, notes or other debt obligations denominated in U.S. dollars with remaining maturities between 4 and 7 years. The remaining maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by J.P. Morgan Securities LLC. Through its investments, the Fund will have an average weighted remaining maturity of more than 4 years but less than 8 years.

6

The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that TCW Investment Management Company, the sub-adviser to the Fund (“Sub-Adviser”), uses quantitative analysis to select securities from the IEMF Underlying Index universe to obtain a representative sample of securities that resemble the IEMF Underlying Index in terms of key risk factors, performance attributes and other characteristics. These characteristics may include country of domicile, maturity, credit quality, sector, duration and other financial characteristics of fixed income securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund, potential transaction costs in acquiring particular securities, the anticipated impact of particular securities in the IEMF Underlying Index on the performance of the IEMF Underlying Index and the availability of particular securities in the secondary market. However, the Fund may use replication to achieve its objective if practicable. In seeking to accurately track the IEMF Underlying Index, there may also be instances in which the Sub-Adviser chooses to overweight or underweight another security in the IEMF Underlying Index, or purchase (or sell) securities not in the IEMF Underlying Index that the Sub-Adviser believes are appropriate substitutes for one or more Index components. In addition, from time to time securities are added to or removed from the IEMF Underlying Index. The Fund may sell securities that are represented in the IEMF Underlying Index or purchase securities that are not yet represented in the IEMF Underlying Index in anticipation of their removal from or addition to the IEMF Underlying Index.

To the extent the IEMF Underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments accordingly, although the Fund will generally limit individual country positions to approximately 20% of its net assets (with appropriate adjustments to be made for minimum lot size requirements). The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Securities  The price of one or more of the securities in the Fund’s portfolio may fall.  Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Investment Grade Securities Fixed income securities that are rated below investment grade (commonly referred to as “junk bonds”), or unrated but considered to be below investment grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity.  Non-investment grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions, and less secondary market liquidity. If the issuer of non-investment grade fixed income securities defaults, the Fund may incur additional expenses to seek recovery.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the IEMF Underlying Index.

Interest Rate As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Fixed income securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

7

Credit/Default Issuers or guarantors of debt instruments may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. In addition, securities issued by the U.S. government generally have less credit risk than debt securities of non-U.S. government issuers or non-government issuers. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Non-Correlation The Fund’s return may not match the return of the IEMF Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the IEMF Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the IEMF Underlying Index. In addition, the Fund’s NAV may deviate from the IEMF Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the IEMF Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the IEMF Underlying Index (“Sponsor”) will compile the IEMF Underlying Index accurately, or that the IEMF Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the IEMF Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the IEMF Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Extension An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Income Falling interest rates may cause the Fund’s income to decline.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Sub-Adviser, preventing the Fund from tracking the IEMF Underlying Index.

Financial Services Sector The financial services sector may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect financial services companies by increasing their cost of capital. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which such companies may engage.

Concentration The Fund will concentrate in industries to the same extent as the IEMF Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Although the fixed income instruments held by the Fund will be denominated in U.S. dollars, economic or political developments, among other things, could still negatively impact the value of such instruments.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was

8

downgraded, unless that security is removed from the IEMF Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer-Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

Emerging Global Advisors, LLC

Sub-Adviser

TCW Investment Management Company

Portfolio Managers

Name	Title	Length of Service on the Fund
Penelope D. Foley	Portfolio Manager	2013
David I. Robbins	Portfolio Manager	2013

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 100,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (i.e., at a premium) or less than NAV (i.e., at a discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

EGShares TCW EM Long Term Investment Grade Bond ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the J.P. Morgan Custom EM Long Term Investment Grade Bond Index (the “LEMF Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.65%

(1)      The Fund does not anticipate that it will incur any 12b-1 fees during its first year of operations.

(2)      Emerging Global Advisors, LLC (“EGA”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from January 8, 2014 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to achieve its investment objective through investment in investment grade debt denominated in U.S. dollars of emerging market countries and companies. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade, U.S. dollar denominated emerging markets long term sovereign and corporate bonds. The Fund may invest up to 20% of its net assets in fixed income securities that are non-investment grade or unrated and/or issued by non-emerging market countries and companies.

The Fund, using a “passive” or “indexing” investment approach, will seek to replicate, before the Fund’s fees and expenses, the performance of the LEMF Underlying Index. The LEMF Underlying Index is a rules-based index comprised of, as of the date of this Prospectus, approximately 121 emerging markets investment grade sovereign and corporate bonds, notes or other debt obligations denominated in U.S. dollars with remaining maturities between 8 and 12 years. The remaining maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by J.P. Morgan Securities LLC. Through its investments, the Fund will have an average weighted remaining maturity of more than 8 years.

10

The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that TCW Investment Management Company, the sub-adviser to the Fund (“Sub-Adviser”), uses quantitative analysis to select securities from the LEMF Underlying Index universe to obtain a representative sample of securities that resemble the LEMF Underlying Index in terms of key risk factors, performance attributes and other characteristics. These characteristics may include country of domicile, maturity, credit quality, sector, duration and other financial characteristics of fixed income securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund, potential transaction costs in acquiring particular securities, the anticipated impact of particular securities in the LEMF Underlying Index on the performance of the LEMF Underlying Index and the availability of particular securities in the secondary market. However, the Fund may use replication to achieve its objective if practicable. In seeking to accurately track the LEMF Underlying Index, there may also be instances in which the Sub-Adviser chooses to overweight or underweight another security in the LEMF Underlying Index, or purchase (or sell) securities not in the Index that the Sub-Adviser believes are appropriate substitutes for one or more Index components. In addition, from time to time securities are added to or removed from the LEMF Underlying Index. The Fund may sell securities that are represented in the LEMF Underlying Index or purchase securities that are not yet represented in the LEMF Underlying Index in anticipation of their removal from or addition to the LEMF Underlying Index.

To the extent the LEMF Underlying Index concentrates in a particular industry or group of industries, the Fund’s will concentrate its investments accordingly, although the Fund will generally limit individual country positions to approximately 20% of its net assets (with appropriate adjustments to be made for minimum lot size requirements). The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Securities  The price of one or more of the securities in the Fund’s portfolio may fall.  Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Investment Grade Securities Fixed income securities that are rated below investment grade (commonly referred to as “junk bonds”), or unrated but considered to be below investment grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity.  Non-investment grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions, and less secondary market liquidity. If the issuer of non-investment grade fixed income securities defaults, the Fund may incur additional expenses to seek recovery.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the LEMF Underlying Index.

Interest Rate As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Fixed income securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

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Credit/Default Issuers or guarantors of debt instruments may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. In addition, securities issued by the U.S. government generally have less credit risk than debt securities of non-U.S. government issuers or non-government issuers. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Non-Correlation The Fund’s return may not match the return of the LEMF Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the LEMF Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the LEMF Underlying Index. In addition, the Fund’s NAV may deviate from the LEMF Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the LEMF Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the LEMF Underlying Index (“Sponsor”) will compile the LEMF Underlying Index accurately, or that the LEMF Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the LEMF Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the LEMF Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Extension An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Income Falling interest rates may cause the Fund’s income to decline.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Sub-Adviser, preventing the Fund from tracking the LEMF Underlying Index.

Financial Services Sector The financial services sector may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect financial services companies by increasing their cost of capital. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which such companies may engage.

Concentration The Fund will concentrate in industries to the same extent as the LEMF Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Although the fixed income instruments held by the Fund will be denominated in U.S. dollars, economic or political developments, among other things, could still negatively impact the value of such instruments.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was

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downgraded, unless that security is removed from the LEMF Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer-Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

Emerging Global Advisors, LLC

Sub-Adviser

TCW Investment Management Company

Portfolio Managers

Name	Title	Length of Service on the Fund
Penelope D. Foley	Portfolio Manager	2013
David I. Robbins	Portfolio Manager	2013

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 100,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (i.e., at a premium) or less than NAV (i.e., at a discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Principal Investment Strategies and Related Risks

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus.  Each investment objective is considered non-fundamental and may be changed by the Board of Trustees (the “Board”) of EGA Emerging Global Shares Trust (the “Trust”) without shareholder approval subject to 60 days’ advance notice.

Investment Strategies

Emerging Market Countries and Companies. Emerging market countries include all low to middle income countries as defined by the International Bank for Reconstruction and Development (or its affiliates) with tradable debt. Emerging Market companies include all companies located in emerging markets that have tradable debt, as well as bonds from multi-national companies with key operations in emerging markets. Each Fund’s corresponding underlying benchmark index (each an “Underlying Index” and, collectively, the “Underlying Indices”) is generally comprised of fixed income securities of Emerging Market countries with an outstanding principal amount of at least $1 billion and fixed income securities of Emerging Market companies with an outstanding principal amount of at least $750 million. Countries considered to be “Emerging Markets” by the Funds include, but are not limited to, Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, Thailand and Turkey.

Underlying Index Except in certain circumstances described below, the Sub-Adviser will cause a Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the Fund’s Underlying Index. The Sub-Adviser will also rebalance a Fund’s portfolio securities promptly following the monthly rebalancing of the Fund’s Underlying Index. In recognition of longer settlement periods for emerging market securities, the Sub-Adviser may at times cause a Fund to purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of its Underlying Index. The Sub-Adviser will not cause a Fund to seek temporary defensive positions when fixed income markets decline or appear to be overvalued.

Because of minimum per trade volumes in the fixed income markets, it may not be possible or practicable to fully implement a replication strategy. Accordingly, it is likely that the Sub-Adviser will utilize a “representative sampling” strategy whereby a Fund would hold a significant number of the component securities of its Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, the Sub-Adviser will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Sub-Adviser, a Fund may remain invested in securities that were deleted from its Underlying Index until the next rebalancing of the Fund.

Investment Grade Securities. Investment grade securities are securities rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc. or Standard & Poor’s Rating Service), or, if unrated, determined by the Sub-Adviser to be of comparable quality.

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the Shares of each Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if a Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per Share value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”), which could result in the market prices for Shares deviating from NAV. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

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Non-Investment Grade Securities (all Funds) A non-investment grade rating means the security or issuer is rated below investment grade. Where a conflict exists between rating agencies (i.e. a security is rated investment grade by one agency and non-investment grade by another), the Fund is entitled to rely upon the higher rating.

Market Liquidity for Fund Shares (all Funds) If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of Shares of a Fund on the Exchange or another national securities exchange may be halted. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Foreign Investment (all Funds) Foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging markets. Investments in U.S. dollar-denominated fixed-income securities of emerging markets issuers are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Emerging Markets (all Funds) Emerging market risks include: significant price volatility and periods of illiquidity; periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.

•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.

•	The current size and over-the-counter nature of the markets for emerging markets fixed income securities could result in a lack of liquidity and greater price volatility.

•	Foreign taxation.

•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.

•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including delays in settling portfolio transactions and risks associated with registration and custody.

•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.

•	The pervasiveness of corruption and crime.

•	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue

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to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Interest Rate (all Funds) A Fund’s investments in short term fixed income instruments may be adversely affected if interest rates fall because the Fund may invest in lower yielding bonds as bonds in the portfolio mature.

Credit/Default (all Funds) The Funds invest in securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of the U.S. government or companies owned or controlled by the U.S. government.

Non-Correlation (all Funds) If the Sub-Adviser utilizes a representative sampling approach, a Fund’s return may not correlate as well with the return on its Underlying Index, as would be the case if the Fund purchased all of the securities in its Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s portfolio securities to reflect changes in the composition of its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing.

Index-Related Risk (all Funds) During a period where the Underlying Index contains incorrect constituents, a Fund tracking such published Underlying Index would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Sponsor errors will be kept by the Fund and its shareholders and any losses resulting from Sponsor errors will be borne by the Fund and its shareholders.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

Non-Diversification (all Funds) Although the Funds are non-diversified for purposes of the Investment Company Act of 1940 (the “1940 Act”), each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Cash Transactions (all Funds) ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might

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not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its Shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Portfolio Turnover Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Rated and Unrated Securities Each Fund may invest up to 20% of its net assets in fixed income securities that have not been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Because neither an index provider nor an NRSRO is expected to be continually monitoring the credit quality of the issuers of these unrated fixed income securities, it is possible that deteriorations of credit quality may go unreported or unnoticed, resulting in a loss of value of those securities and a corresponding decline in the NAV of a Fund holding those securities. Even for fixed income securities that are rated by an NRSRO, deteriorations of credit quality may go unreported or unnoticed by the NRSRO, resulting in a decline in the NAV of a Fund holding those securities.

Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to EGA that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.emergingglobaladvisors.com.

Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. All holdings of each Fund are posted on a daily basis to the Trust’s website at www.emergingglobaladvisors.com.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

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Precautionary Notes

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the 1940 Act, each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to EGA, including that such investment companies enter into an agreement with the Trust.

Fund Organization

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

Management of the Funds

The Investment Adviser and Sub-Adviser

EGA acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). EGA is a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011. As of June 30, 2014, EGA had approximately $1.8 billion in assets under discretionary management. Pursuant to the Advisory Agreement, EGA has overall responsibility for the management and investment of each Fund’s securities portfolio. For the investment advisory services provided to each Fund, EGA is entitled to receive the following fees equal to a percentage of daily net assets of each Fund:

EGShares TCW EM Short Term Investment Grade Bond ETF	0.65%
EGShares TCW EM Intermediate Term Investment Grade Bond ETF	0.65%
EGShares TCW EM Long Term Investment Grade Bond ETF	0.65%

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Under the Advisory Agreement, EGA pays all of the ordinary operating expenses of each series of the Trust, which exclude the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”), TCW Investment Management Company (“TCW” or “Sub-Adviser”) acts as each Fund’s sub-adviser, subject to the supervision of EGA and the Board. TCW is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW was organized in 1987 as a wholly owned subsidiary of The TCW Group, Inc. (“TCWGI”). In February 2013, The Carlyle Group (NASDAQ:CG), and the management of TCWGI announced the completion of their acquisition of TCWGI from Société Générale, creating an independent firm. As a result of the transaction, TCWGI management and employees own approximately 40% of the firm on a fully diluted basis. As of June 30, 2014, TCW and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had over $135 billion under management or committed to management. EGA pays TCW from the management fee it receives.

A discussion of the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement is available in the Trust’s annual report to shareholders as of March 31, 2014.

Portfolio Management

Penelope D. Foley serves as a portfolio manager for the Fund and is responsible for the day-to-day management of the Fund. Ms. Foley is a Managing Director of TCW and joined TCW in 1990.

David I. Robbins serves as a portfolio manager for the Fund and is responsible for the day-to-day management of the Fund. Mr. Robbins is a Managing Director of TCW and joined TCW in 2000.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares in the Funds.

How to Buy and Sell Shares

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate per Share value of each Fund’s published basket of portfolio securities every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on a Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of a Fund’s Shares. The Funds, EGA and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Funds’ IIV, and the Funds, EGA and their affiliates do not make any warranty as to the accuracy of these calculations.

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Frequent Purchases and Redemptions of a Fund’s Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.

To the extent that trades directly with a Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with a Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. Each Fund also imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Funds, (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.

Dividends, Distributions and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions;

•  You sell your Shares listed on the Exchange; and

•  You purchase or redeem Creation Units.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends monthly. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

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Annual Statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Fund Shares, a Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of

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an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Pricing Fund Shares

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

The fixed income securities in which the Funds invest are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

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Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds. Use of a rate different from the rate used by J.P. Morgan Securities LLC may adversely affect a Fund’s ability to track its Underlying Index.

Index Providers

The J.P. Morgan Custom EM Short Term Investment Grade Bond Index, J.P. Morgan Custom EM Intermediate Term Investment Grade Bond Index and J.P. Morgan Custom EM Long Term Investment Grade Bond Index (“J.P. Morgan Indexes”) are compiled by J.P. Morgan Securities LLC. J.P. Morgan Securities LLC is not affiliated with the Funds, ALPS or EGA. The Funds are entitled to use the J.P. Morgan Indexes pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with J.P. Morgan Securities LLC. J.P. Morgan Securities LLC or its agent also serves as calculation agent for the J.P. Morgan Indexes (the “J.P. Morgan Index Calculation Agent”). The J.P. Morgan Index Calculation Agent is responsible for the management of the day-to-day operations of the J.P. Morgan Indexes.

The value of each Underlying Index will be disseminated under the following tickers:

Underlying Index Name	Ticker
J.P. Morgan Custom EM Short Term Investment Grade Bond Index	JPEISEMD
J.P. Morgan Custom EM Intermediate Term Investment Grade Bond Index	JPEIMEMD
J.P. Morgan Custom EM Long Term Investment Grade Bond Index	JPEILEMD

Disclaimers

The following disclaimer is provided on behalf of J.P. Morgan Securities LLC:

Copyright 2014 JPMorgan Chase & Co.  All rights reserved.  J.P. Morgan Securities LLC is the marketing name for JPMorgan Chase & Co., and its subsidiaries and affiliates worldwide.  J.P. Morgan Securities Inc. is a member of NYSE and SIPC.  JPMorgan Chase Bank, National Association is a member of FDIC.  J.P. Morgan Futures Inc. is a member of the NFA.  J.P. Morgan Securities Ltd. and J.P. Morgan plc are authorized by the FSA and members of the LSE.  J.P. Morgan Europe Limited is authorized by the FSA.  J.P. Morgan Equities Limited is a member of the Johannesburg Securities Exchange and is regulated by the FSB.  J.P. Morgan Securities (Asia Pacific) Limited is registered as an investment adviser with the Securities & Futures Commission in Hong Kong and its CE number is AAJ321.  J.P. Morgan Securities Singapore Private Limited is a member of Singapore Exchange Securities Trading Limited and is regulated by the Monetary Authority of Singapore (“MAS”).  J.P. Morgan Securities Asia Private Limited is regulated by the MAS and the Financial Services Agency in Japan.  J.P. Morgan Australia Limited (ABN 52 002 888 011) is a licensed securities dealer.

The Funds are not sponsored, endorsed, sold or promoted by J.P. Morgan Securities LLC. J.P. Morgan Securities LLC makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally, or in the Funds particularly, or the ability of the J.P. Morgan Indexes to track general bond market performance.  J.P. Morgan Securities LLC’s only relationship to EGA is the licensing of the J.P. Morgan Indexes, which are determined, composed and calculated by J.P. Morgan Securities LLC without regard to EGA or the Funds.  J.P. Morgan Securities LLC has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the J.P. Morgan Indexes.  J.P. Morgan Securities LLC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.  J.P. Morgan Securities LLC has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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THE J.P. MORGAN INDEXES AND THE FUNDS ARE  PROVIDED “AS IS” WITH ANY AND ALL FAULTS.  J.P. Morgan Securities LLC DOES NOT GUARANTEE THE AVAILABILITY, SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE J.P. MORGAN INDEXES AND/OR THE FUNDS AND/OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY EGA, SHAREHOLDERS OF THE FUNDS, OR BY ANY OTHER PERSON OR ENTITY, FROM ANY USE OF THE J.P. MORGAN INDEXES AND/OR THE FUNDS.  J.P. Morgan Securities LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE J.P. MORGAN INDEXES OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY EGA, SHAREHOLDERS OF THE FUNDS, OR BY ANY OTHER PERSON OR ENTITY, FROM ANY USE OF THE J.P. MORGAN INDEXES AND/OR THE FUNDS.  THERE ARE NO REPRESENTATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY.  ALL WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO THE J.P. MORGAN INDEXES AND/OR THE FUNDS, ARE DISCLAIMED INCLUDING ANY IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF THE J.P. MORGAN INDEXES AND/OR THE USE AND/OR THE PURCHASE OF THE FUNDS.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL J.P. Morgan Securities LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING LOSS OF PRINCIPAL AND/OR LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Additional Disclaimer:

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and EGA shall not have any liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

Premium/Discount Information

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other exchange-traded funds, the market price of each Fund’s Shares is typically slightly higher or slightly lower than the Fund’s per Share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per Share NAV of the Funds and the market trading price of Shares of the Funds during various time periods is available by visiting the Funds’ website at www.emergingglobaladvisors.com.

Distribution Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily

24

net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Funds since inception. The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

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Financial Highlights

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares TCW EM Short Term Investment Grade Bond ETF

	For the Period January 8, 2014 (1) Through March 31, 2014
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income (2)	0.04
Net realized and unrealized loss on investments and foreign currency translation	(0.07)
Total from investment operations	(0.03)
Distributions to shareholders:
Net investment income	(0.04)
Net asset value, end of period	$19.93
NET ASSET VALUE TOTAL RETURN (3)	(0.13)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,987
Ratios to average net assets:
Expenses	0.65	% (4)
Net investment income	0.92	% (4)
Portfolio turnover rate	11	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Not annualized.

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Financial Highlights (continued)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares TCW EM Intermediate Term Investment Grade Bond ETF

	For the Period January 8, 2014 (1) Through March 31, 2014
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income (2)	0.15
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.33
Distributions to shareholders:
Net investment income	(0.16)
Net asset value, end of period	$20.17
NET ASSET VALUE TOTAL RETURN (3)	1.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,033
Ratios to average net assets:
Expenses	0.65	% (4)
Net investment income	3.41	% (4)
Portfolio turnover rate	—	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Not annualized.

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Financial Highlights (concluded)

EGA Emerging Global Shares Trust

For a share outstanding throughout each period

EGShares TCW EM Long Term Investment Grade Bond ETF

	For the Period January 8, 2014 (1) Through March 31, 2014
Net asset value, beginning of period	$20.00
Investment operations:
Net investment income (2)	0.18
Net realized and unrealized gain on investments	0.33
Total from investment operations	0.51
Distributions to shareholders:
Net investment income	(0.19)
Net asset value, end of period	$20.32
NET ASSET VALUE TOTAL RETURN (3)	2.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,064
Ratios to average net assets:
Expenses	0.65	% (4)
Net investment income	4.16	% (4)
Portfolio turnover rate	—	% (5)

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Not annualized.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.emergingglobaladvisors.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

•      For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or

•      Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global Shares Trust

EGShares TCW EM Short Term Investment Grade Bond ETF

EGShares TCW EM Intermediate Term Investment Grade Bond ETF

EGShares TCW EM Long Term Investment Grade Bond ETF

Prospectus

July 29, 2014

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

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EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2014

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in 16 separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	CUSIP	NYSE Arca

EGShares TCW EM Short Term Investment Grade Bond ETF	268461399	SEMF
EGShares TCW EM Intermediate Term Investment Grade Bond ETF	268461381	IEMF
EGShares TCW EM Long Term Investment Grade Bond ETF	268461373	LEMF

Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the investment adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2014. Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders. A copy of the Prospectus or Annual Report may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently offers shares (“Shares”) of 16 separate non-diversified series, representing separate portfolios of investments, including the Funds.

Each Fund is an exchange-traded fund (“ETF”) and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). Shares are offered in Creation Units, in the discretion of the Trust, either entirely for cash or in exchange for (1) a portfolio of fixed income securities constituting a substantial replication, or representation, of the fixed income securities included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a cash payment referred to as the “Cash Component.” The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.

Creation Units are aggregations of 100,000 Shares or more. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly from the Trust. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

Additional information regarding creations and redemptions of Fund Shares is provided under the section entitled “Creation and Redemption of Creation Unit Aggregations” below.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) where applicable, the value of the underlying index (each, an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Funds, EGA and their affiliates are not involved in or responsible for any aspect of the calculation or dissemination of the IIVs of Shares of the Funds, and the Funds, EGA and their affiliates do not make any warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio; (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding (i), (ii) and (iii) to arrive at a value; and (v) dividing (iv) by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with the Summary Prospectus for the Shares. In addition, firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ Prospectus is filed with the SEC. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions (i.e., the trading of securities that occurs within a broker-dealer firm or between two broker-dealers in the over-the-counter market).

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s Prospectus or this SAI apply to the Fund only at the time of investment. Accordingly, if a percentage limitation is adhered to at the time of investment, a Fund will be deemed to remain in compliance with the percentage limitation notwithstanding a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets, although the percentage limitation will continue to apply to subsequent transactions relating to the composition of a Fund’s portfolio.

Fixed Income Securities

The Funds invest in fixed income securities. Fixed income securities are securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities, Rule 144A securities and seasoned Regulation S securities.

Derivatives

Each Fund may at times invest in certain futures, options and swap contracts. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Many derivative transactions are entered into over-the-counter (“OTC”) (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

Futures

When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. Each Fund may effect futures transactions through futures commission merchants that are affiliated with EGA or a Fund in accordance with procedures adopted by the Board.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Swaps

A Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk.

Emerging Markets Risk

The Funds will invest primarily in securities of emerging markets countries and companies. Investing in securities of emerging markets countries and companies typically involves more risks than investing in securities issued by the U.S. government or U.S. domiciled companies. These risks can increase the potential for losses in a Fund and affect its NAV.

There may be less government supervision and regulation of foreign currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets), or the mechanics of corporate actions, also may involve incomplete information, or delays in information, payment, delivery or recovery of money or investments.

Call Risk

During periods of falling interest rates, an issuer of a callable bond may “call” or repay the security before its stated maturity, and a Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Market Volatility

The Funds may invest in fixed income securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.

The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities in which a Fund has invested may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Money Market Instruments

The Funds may invest in money market instruments. Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by TCW Investment Management Company (“TCW” or “Sub-Adviser”) as a short-term investment vehicle for cash positions. When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

The Funds may also enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its fund accountant or custodian to earmark on the books of the Fund cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the fund accountant or custodian on the Fund’s records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. In the alternative, a Fund may purchase shares of another investment company so long as after the purchase not more than 3% of the outstanding stock of the investment company is owned by the Fund and all of its affiliates. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements that provide, among other things, that the qualified institutional investors post appropriate collateral. A Fund will receive any interest or dividends paid on the loaned securities. The aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. The Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. In addition, a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities. Each Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

Each Fund currently does not participate in a securities lending program.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to invest, under normal market conditions, at least 80% of their assets in investment grade emerging markets fixed income securities denominated in U.S. dollars. For purposes of this investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. A Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

Tracking and Correlation

The Funds seek investment results that correspond to the price and yield performance of their respective Underlying Indices, although several factors may affect their ability to achieve this correlation, including, but not limited to: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index, including as part of a “representative sampling” strategy, and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986 (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. A relatively high percentage of a “non-diversified” Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. A “non-diversified” Fund’s portfolio, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)	Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees appoint the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent (the “Independent Trustees”). The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Trust and the Independent Trustees, and the Trust’s various other service providers. While the Chairman of the Board is an interested person, the Board is also served by a “lead” Independent Trustee (the “Lead Trustee”), Jeffrey D. Haroldson. The Lead Trustee assists in the coordination and preparation of agendas for Board meetings, acts as liaison between the Independent Trustees and the officers of the Trust, EGA and counsel to the Independent Trustees, and serves as chair of separate meetings and/or sessions of the Independent Trustees.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Funds, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens Age: 67	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	17	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir Age: 63	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, February 1971 to December 2008, Chief Administrative Officer from 2001 through March 2007.	17	None

Jeffrey D. Haroldson Age: 57	Lead Independent Trustee	Trustee since 2009 and Lead Independent Trustee since 2014	Bridgeton Holdings LLC (real estate investment and development), Chief Operating Officer & General Counsel, since 2013; Ridgewood Capital Advisors LLC (consulting and business advisory services), President, since 2012; HDG Mansur Capital Group, LLC (international real estate company), President and Chief Operating Officer, 2004 to 2011; HSBC Securities (USA), Inc., Executive Managing Director, Head of Investment and Merchant Banking, 2000 to 2003.	17	None

Interested Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith(3) Age: 53	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	17	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of 16 Funds, plus EGA Frontier Diversified Core Fund, a closed-end interval fund (the “Interval Fund”).
(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, each Fund’s investment adviser.

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 53	Executive Vice President	Since 2011

Chief Executive Officer, Emerging Global

Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 to 2011; UBS (and its predecessor, PaineWebber), 1983 to 2009 (including various executive positions starting in 2001).

Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 41	Treasurer, Principal Financial Officer and Assistant Secretary	Since 2013	Chief Financial Officer, Emerging Global Advisors, LLC, since August 2012; Managing Director, Goldman Sachs & Co. 2009 to 2012; UBS Investment Bank, 2002 to 2009.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 37	Chief Compliance Officer	Since 2010

ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; EGA Frontier Diversified Core Fund, Chief Compliance Officer, since November 2013; ALPS Variable Investment Trust, Chief Compliance Officer, since September 2009; BPV Family of Funds, Chief Compliance Officer, since September 2011; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Broadview Opportunity Fund, Chief Compliance Officer, since November 2013; RealityShares ETF Trust, Chief Compliance Officer, since January 2014; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

___________________

(1)	Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2013, the Independent Trustees did not own any securities issued by the Adviser, the Distributor, or any company controlling, controlled by, or under common control with the Adviser or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2013 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	$10,001-$50,000
Ron Safir	None	None
Jeffrey D. Haroldson	None	None

Interested Trustees:
Robert C. Holderith	None	$1 – $10,000

Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2014:

Name	Annual Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees*
Independent Trustees:

Robert Willens	$44,999	$0	$46,250
Ron Safir	$38,923	$0	$40,000
Jeffrey D. Haroldson	$41,354	$0	$42,500

Interested Trustees:

Robert C. Holderith	$0	$0	$0

* Trustee compensation is paid by EGA on behalf of the Trust pursuant to the Unified Fee (as defined below).

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. EGA pays each Trustee who is not affiliated with EGA an annual retainer of $40,000 plus $2,500 for each regularly scheduled in-person meeting attended ($1,250 for participation telephonically) and $1,000 for each in-person special meeting attended ($500 for participation telephonically). EGA pays each of the Lead Trustee and the Audit Committee Chair an additional annual retainer of $10,000. EGA also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm, COO and General Counsel of a real estate investment firm, and President of a venture capital and private equity firm, and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings during the period ended March 31, 2014.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review Independent Trustee compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies. There were no Nominating and Governance Committee meetings held during the period ended March 31, 2014.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee. Because the Trust does not hold annual shareholder meetings, there is no guarantee that a nominee will be submitted for election in a particular year. Nominations will only be maintained by the Trust for a period from one year of receipt and will be considered by the Nominating and Governance Committee for any shareholder meetings held during that year for the election of Trustees.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio managers and their compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds meet regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with the CCO to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules, the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. A controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. As of June 30, 2014, the Trustees and officers of the Trust owned in the aggregate less than 1% of the Shares of any of the Funds.

As of June 30, 2014, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own of record 5% or more of each Fund’s outstanding Shares, as set forth below. The Trust has no knowledge of whether such Shares were also owned beneficially.

Name and Address	Percent Owned

EGShares TCW EM Intermediate Term Investment Grade Bond ETF
MERRILL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	97.43%
EGShares TCW EM Long Term Investment Grade Bond ETF
MERRILL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	99.77%
EGShares TCW EM Short Term Investment Grade Bond ETF
MERRILL 4804 DEER LAKE DR. E. JACKSONVILLE FL 32246	98.73%

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. Marten S. Hoekstra is the Chief Executive Officer of EGA.  Robert C. Holderith is the President of EGA. EGA is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The Adviser provides investment advisory services to each Fund pursuant to Amended and Restated Investment Advisory Agreements dated March 1, 2013, between the Trust and the Adviser (collectively, the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of each Fund’s securities portfolio.

Under the Advisory Agreement, each Fund pays a unified fee (“Unified Fee”), which obligates EGA to pay all ordinary operating expenses of the Funds from EGA’s advisory fee. The Unified Fee does not cover the fee payment under the Advisory Agreement, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Under the Advisory Agreement, EGA is entitled to receive the following advisory fees:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares TCW EM Short Term Investment Grade Bond ETF	0.65%
EGShares TCW EM Intermediate Term Investment Grade Bond ETF	0.65%
EGShares TCW EM Long Term Investment Grade Bond ETF	0.65%

Pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”), TCW acts as each Fund’s sub-adviser, subject to the supervision of EGA and the Board. TCW is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW was organized in 1987 as a wholly owned subsidiary of The TCW Group, Inc. (“TCWGI”). In February 2013, The Carlyle Group (NASDAQ:CG), and the management of TCWGI announced the completion of their acquisition of TCWGI from Société Générale, creating an independent firm. As a result of the transaction, TCWGI management and employees own approximately 40% of the firm on a fully diluted basis. As of June 30, 2014, TCW and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had over $135 billion under management or committed to management. EGA pays TCW from the management fee it receives.

The advisory fees paid to EGA by each Fund for the period shown are set forth in the chart below.

Fund	Advisory Fees Paid for the Period January 8, 2014 Through March 31, 2014	Date of Commencement of Investment Operations
EGShares TCW EM Short Term Investment Grade Bond ETF	$1,819	January 8, 2014
EGShares TCW Intermediate Term Investment Grade Bond ETF	$1,819	January 8, 2014
EGShares TCW Long Term Investment Grade Bond ETF	$1,823	January 8, 2014

Portfolio Managers

Compensation of the Portfolio Managers.

The overall objective of TCW’s compensation program for portfolio managers is to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the success of their clients and TCW. Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in

TCWGI (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Ms. Foley and Mr. Robbins are equity owners in TCW and each increased his/her equity interest as part of the Carlyle transaction. As portfolio managers, they are compensated with a base salary and performance-based compensation calculated, in general, as a fixed percentage of revenues earned by the product group. They are evaluated upon: (1) individual performance, (2) contributions to the efforts of the product group, and (3) the success of TCW.

Other Accounts Managed.

The following table sets forth certain information, as of March 31, 2014, regarding other accounts managed by the portfolio managers. Total assets in the table are in millions.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	3	5,331	4	1,171	12	3,907*
David I. Robbins	3	5,331	4	1,171	12	3,907*

* This amount includes five performance-based fee accounts with assets of $2,772 million.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Ms. Foley and Mr. Robbins may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. TCW does not believe that management of the different Funds of the Trust presents a material conflict of interest for Ms. Foley or Mr. Robbins.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCWGI has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to a Fund. TCWGI has adopted policies and procedures reasonably designed to address these types of conflicts and TCWGI believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Funds. To the best knowledge of TCW, there would be no material conflicts of interest that may arise in connection with the portfolio managers’ management of a Fund, or in allocation of investment opportunities between a Fund, and other funds managed by the portfolio managers.

Portfolio Managers’ Ownership of Shares of the Funds.

As of March 31, 2014, Ms. Foley and Mr. Robbins did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee. For the fiscal years ended March 31, 2013 and 2012, the Trust made payments to BNY Mellon in the amounts of $1,365,491 and $1,029,793, respectively, for administrative and accounting services. For the fiscal year ended March 31, 2014, the funds in the Trust (including the Funds) were subject to the Unified Fee and therefore made no payments to BNY Mellon.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees and the Independent Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements (if implemented), they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Sub-Adviser has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The Sub-Adviser effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and the Sub-Adviser does not currently participate in soft dollar transactions with respect to the Funds.

There were no brokerage commissions paid by any Fund for the period January 8, 2014 (commencement of operations) through March 31, 2014.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Funds invest exclusively in non-voting securities and therefore are not required to include information regarding proxy voting policies and procedures.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, the Sub-Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser, the Sub-Adviser or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Portfolio Turnover

The portfolio turnover rates for the period January 8, 2014 (commencement of operations) through March 31, 2014 are presented in the table below for each Fund.

Fund	Period January 8, 2014 Through March 31, 2014
EGShares TCW EM Short Term Investment Grade Bond ETF	11%*
EGShares TCW EM Intermediate Term Investment Grade Bond ETF	0%*
EGShares TCW EM Long Term Investment Grade Bond ETF	0%*

* Not annualized.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Advisory Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

The information in this section has been obtained from The Depository Trust Company (“DTC”), New York, NY.

DTC acts as securities depository for the Shares. The Shares are issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. Except as provided in this section, certificates for Shares will not be issued to Beneficial Owners (as defined below).

DTC is the world’s largest securities depository and is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues, and money market instruments (from over 100 countries) that DTC’s participants (“DTC Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among DTC Participants of sales and other securities transactions in deposited securities, through electronic computerized book-entry transfers and pledges between DTC Participants’ accounts. This eliminates the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S.

securities brokers and dealers, banks, trust companies, and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). The DTC Rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.

Purchases of Shares under the DTC system must be made by or through DTC Participants, which will receive a credit for the Shares on DTC’s records. The ownership interest of each actual purchaser of each Share (referred to in this section as “Beneficial Owners”) is in turn to be recorded on the DTC Participant’s and Indirect Participant’s records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the DTC Participant or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in Shares will be accomplished by entries made on the books of DTC Participants and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in Shares, except in the event that use of the book-entry system for the Shares is discontinued.

To facilitate subsequent transfers, all Shares deposited by DTC Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC. The deposit of Shares with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the Shares; DTC’s records reflect only the identity of the DTC Participants to whose accounts such Shares are credited, which may or may not be the Beneficial Owners. The DTC Participants and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to DTC Participants, by DTC Participants to Indirect Participants, and by DTC Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to Shares unless authorized by a DTC Participant in accordance with DTC’s MMI Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to the Trust as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those DTC Participants whose accounts are credited with Shares on the record date (identified in a listing attached to the Omnibus Proxy).

Distributions and dividend payments on the Shares will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit DTC Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from the Trust, on payable date in accordance with their respective holdings shown on DTC’s records. Payments by DTC Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such DTC Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of distributions and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of the Trust, disbursement of such payments to DTC Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of DTC Participants and Indirect Participants.

DTC may discontinue providing its service as depository with respect to Shares at any time by giving reasonable notice to the Trust. Under such circumstances, in the event that a successor depository is not obtained, Share certificates are required to be printed and delivered. The Trust may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, Share certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from DTC, which the Trust believes to be reliable, but the Trust takes no responsibility for the accuracy thereof.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

Except for cash in lieu transactions, as described below, the consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication or a representative sampling of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

Prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the Custodian makes available through NSCC the list of the names and the required principal amount of each Deposit Security and the Cash Component to be included in the current Fund Deposit for each Fund. The composition of the Fund Deposit is based on information at the end of the previous Business Day, and is applicable to any creations of Creation Unit Aggregations of the Fund until the next-announced composition of the Fund Deposit is made available, subject to any adjustments as described below.

The identity and principal amount of the Deposit Securities and the Cash Component required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities and the Cash Component may also change in response to adjustments to the weighting or composition of the Fund Securities. The Sub-Adviser may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Underlying Index.

In addition, each Fund reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component in the following circumstances:

(i)         if, on a given Business Day, the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash;

(ii)         if, upon receiving a purchase or redemption order from an Authorized Participant (as defined below), the Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash;

(iii)         if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not eligible for transfer either through the NSCC or DTC; or (b) in the case of non-U.S. investments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(iv)         if the Fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a shareholder would be subject to unfavorable income tax treatment if the shareholder receives redemption proceeds of non-U.S. investments in kind.

If the Adviser notifies Distributor that a “cash in lieu” amount will be accepted, Distributor will notify the Authorized Participant and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the “cash in lieu” amount, with any appropriate adjustments as advised by the Adviser. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be, in the ordinary course of business, at the expense of the Authorized Participant and will not affect the value of all Shares.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see “Book Entry Only System” above), and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A DTC Participant who has entered into a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant that is an Authorized Participant.

All orders to create Creation Unit Aggregations (through an Authorized Participant) must be received in proper form by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in order for the Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund determined on that day. Orders to create Creation Unit Aggregations that are placed between 2:00 p.m., Eastern time, and the Closing Time should be transmitted by facsimile to BNY Mellon.

A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date.

The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Investors who are not Authorized Participants must place their orders for Creation Unit Aggregations with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Orders for Creation Unit Aggregations

Authorized Participants placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Authorized Participants placing orders for Creation Unit Aggregations should also ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s) on or before the Contractual Settlement Date. The “Contractual Settlement Date” is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Custodian or the applicable sub-custodian and (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of the relevant Fund are customarily traded. The Authorized Participant must also make available on or before the Contractual Settlement Date, by means satisfactory to the Adviser, immediately available or same day funds estimated by the Adviser to be sufficient to pay the Cash Component next determined after acceptance of the creation order, together with the applicable creation transaction fee (as described below under “Creation Transaction Fee”). Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105% of the value of the missing Deposit Securities, which the Adviser may change from time to time. The Participant Agreement will permit the Adviser to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Adviser of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Adviser at such time, and in such manner, as the Adviser may determine in its sole discretion.

Acceptance of Orders for Creation Unit Aggregations

The Adviser or Distributor reserves the absolute right to reject or revoke a creation order transmitted to the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Adviser or any Fund; (v) acceptance of the Fund

Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Adviser, have an adverse effect on the Adviser or the rights of beneficial owners of a Fund; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection or revocation of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay a fixed creation transaction fee in the amount described below, per order, as of the date of this SAI, to BNY Mellon regardless of the number of creation units per order and regardless of whether or not the creations are in-kind or all cash. Any additional costs associated with transferring the securities constituting the Deposit Securities to the account of the Trust are borne by the Authorized Participants.

Fund	Transaction Fee
EGShares TCW EM Short Term Investment Grade Bond ETF	$500
EGShares TCW EM Intermediate Term Investment Grade Bond ETF	$500
EGShares TCW EM Long Term Investment Grade Bond ETF	$500

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only by an Authorized Participant in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation and such Shares must be held in the account of a single Authorized Participant in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund (as discussed under “Deposit of Securities and Deposit or Delivery of Cash” above), the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee. In the event that the Fund Securities have a value greater than the NAV of the

Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC. In addition, payment for redemptions may be delayed due to local holidays or closures in certain countries, as discussed below.

Redemption Transaction Fee

The redemption transaction fees for each Fund are the same as the creation transaction fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders to redeem Creation Unit Aggregations must be placed no later than the Closing Time. Such orders, if accepted, will receive that Business Day’s NAV per Creation Unit. Orders to redeem Creation Unit Aggregations that are placed between 2:00 p.m., Eastern time, and the Closing Time should be transmitted by facsimile to BNY Mellon. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of a redeeming Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

To the extent contemplated by a Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105% of the value of the missing Shares, which the Adviser may change from time to time.

The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Adviser, on behalf of the affected Fund, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Adviser of purchasing such Shares and the value of the collateral.

The calculation of the value of each of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian as of such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Adviser may, in its sole discretion, exercise its option to redeem such Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash (see discussion of cash redemptions under “Deposit of Securities and Deposit or Delivery of Cash” above). In addition, an Authorized Participant may request a redemption in cash that a Fund may, in its sole discretion, permit, to the extent permitted under its SEC exemptive order. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified under “Redemption of Fund Shares in Creation Units Aggregations” above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion and to the extent permitted under its SEC exemptive order, provide the Authorized Participant a portfolio of securities that differs from the exact pro rata composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting, that is subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Regular Holidays

Because the portfolio securities of each Fund may trade on their relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to purchase and sell Shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets. Each Fund generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus three Business Days (i.e., days on which the Exchange is open). A Fund may pay for redemptions of Creation Units on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to pay in-kind redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The table below shows the regular holidays in calendar year 2014, or the dates on which the local exchange may be closed for settlement in a particular currency, that may, therefore, affect the relevant securities markets of the countries listed below:

Brazil				Chile
Jan. 1	Apr. 21	June 23	Dec. 31	Jan. 1	Aug. 15	Dec. 25
Mar. 3	May 1	July 9		Apr. 18	Sep. 18	Dec. 31
Mar. 4	June 12	Nov. 20		May 1	Sep. 19
Mar. 5	June 17	Dec. 24		May 21	Oct. 31
Apr. 18	June 19	Dec. 25		July 16	Dec. 8

China				Colombia
Jan. 1	Apr. 18	Sep. 1	Nov. 11	Jan. 1	Aug. 7
Jan. 20	Apr. 21	Sep. 8	Nov. 27	Jan. 6	Aug. 18
Jan. 31	May 1	Sep. 9	Dec. 25	Mar. 24	Oct. 13
Feb. 3	May 2	Oct. 1	Dec. 26	Apr. 17	Nov. 3
Feb. 4	May 6	Oct. 2		Apr. 18	Nov. 17
Feb. 5	May 26	Oct. 3		May 1	Dec. 8
Feb. 6	June 2	Oct. 6		June 2	Dec. 25
Feb. 17	July 1	Oct. 7		June 23
Apr. 7	July 4	Oct. 13		June 30

Czech Republic				Egypt
Jan. 1	Nov. 17			Jan. 1	Apr. 21	July 1	Oct. 5
Apr. 21	Dec. 24			Jan. 7	Apr. 24	July 23	Oct. 6
May 1	Dec. 25			Jan. 13	May 1	July 29
May 8	Dec. 26			Jan. 14	May 27	July 30
Oct. 28				Apr. 20	June 8	July 31
The Egyptian market is closed every Friday.

Hong Kong				Hungary
Jan. 1	Apr. 21	July 1	Dec. 25	Jan. 1	May 10	Oct. 23	Dec. 25
Jan. 31	May 1	Sep. 9	Dec. 26	Apr. 21	June 9	Oct. 24	Dec. 26
Feb. 3	May 6	Oct. 1		May 1	Aug. 20	Dec. 13
Apr. 18	June 2	Oct. 2		May 2	Oct. 18	Dec. 24

India				Indonesia
Jan. 14	Apr. 14	Aug. 15	Oct. 24	Jan. 1	May 15	July 31
Feb. 19	Apr. 18	Aug. 18	Nov. 4	Jan. 14	May 27	Aug. 1
Feb. 27	Apr. 24	Aug. 29	Nov. 6	Jan. 31	May 29	Dec. 25
Mar. 17	May 1	Oct. 2	Dec. 25	Mar. 31	July 9	Dec. 26
Mar. 31	May 14	Oct. 3		Apr. 9	July 28	Dec. 31
Apr. 1	July 1	Oct. 6		Apr. 18	July 29

Apr. 8	July 29	Oct. 23		May 1	July 30

Luxembourg				Malaysia
Jan. 1	June 9	Dec. 26		Jan. 1	Feb. 3	July 29	Oct. 23
Apr. 18	June 23	Dec. 31		Jan. 14	May 1	Sep. 1	Dec. 25
Apr. 21	Aug. 15			Jan. 17	May 13	Sep. 16
May 1	Dec. 24			Jan. 30	July 15	Oct. 6
May 29	Dec. 25			Jan. 31	July 28	Oct. 22

Mexico				Morocco
Jan. 1	Apr. 18	Dec. 12		Jan. 1	May 1	Aug. 20	Nov. 18
Feb. 3	May 1	Dec. 25		Jan. 13	July 29	Aug. 21
Mar. 17	Sep. 16			Jan. 14	July 30	Oct. 6
Apr. 17	Nov. 17			Jan. 15	Aug. 14	Nov. 6

Peru				Philippines
Jan. 1	July 28	Dec. 25		Jan. 1	Apr. 18	Aug. 25	Dec. 30
Apr. 17	July 29			Jan. 31	May 1	Dec. 24	Dec. 31
Apr. 18	Oct. 8			Apr. 9	June 12	Dec. 25
May 1	Dec. 8			Apr. 17	Aug. 21	Dec. 26

Poland				Russia
Jan. 1	June 19	Dec. 26		Jan. 1	Jan. 8	May 2	June 13
Jan. 6	Aug. 15	Dec. 31		Jan. 2	Mar. 7	May 8	Nov. 3
Apr. 18	Nov. 11			Jan. 3	Mar. 10	May 9	Nov. 4
Apr. 21	Dec. 24			Jan. 6	Apr. 30	June 11	Dec. 31
May 1	Dec. 25			Jan. 7	May 1	June 12

South Africa				Thailand
Jan. 1	Apr. 28	Sep. 24		Jan. 1	Apr. 15	July 1	Oct. 23
Mar. 21	May 1	Dec. 16		Feb. 14	May 1	July 11	Dec. 5
Apr. 18	May 7	Dec. 25		Apr. 7	May 5	Aug. 11	Dec. 10
Apr. 21	June 16	Dec. 26		Apr. 14	May 13	Aug. 12	Dec. 31

Turkey				United Kingdom
Jan. 1	July 28	Oct. 7		Jan. 1	Apr. 21	July 4	Nov. 11
Apr. 23	July 29	Oct. 28		Jan. 20	May 1	Aug. 25	Nov. 27
May 1	July 30	Oct. 29		Feb. 17	May 5	Sep. 1	Dec. 25
May 19	Oct. 6			Apr. 18	May 26	Oct. 13	Dec. 26

United States
Jan. 1	Apr. 18	Sep. 1	Nov. 27
Jan. 20	May 26	Oct. 13	Dec. 25
Feb. 17	July 4	Nov. 11

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i)         Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii)         Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

(iii)         Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors — Capital Gain Dividends” and “— Short-Term Capital Gain Dividends and Interest-Related Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.

An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)         any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii)         the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the

Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Short-Term Capital Gain Dividends and Interest-Related Dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before Jan. 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. Similarly, with respect to taxable years of the Fund that began before Jan. 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after Jan. 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisers regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

DETERMINATION OF NET ASSET VALUE

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the Unified Fee, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ Administrator and Fund Accountant and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

General Policies. Each Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends monthly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DISCLAIMER

The following disclaimer is provided on behalf of J.P. Morgan Securities LLC:

Copyright 2014 JPMorgan Chase & Co.  All rights reserved.  J.P. Morgan Securities LLC is the marketing name for JPMorgan Chase & Co., and its subsidiaries and affiliates worldwide.  J.P. Morgan Securities Inc. is a member of NYSE and SIPC.  JPMorgan Chase Bank, National Association is a member of FDIC.  J.P. Morgan Futures Inc. is a member of the NFA.  J.P. Morgan Securities Ltd. and J.P. Morgan plc are authorized by the FSA and members of the LSE.  J.P. Morgan Europe Limited is authorized by the FSA.  J.P. Morgan Equities Limited is a member of the Johannesburg Securities Exchange and is regulated by the FSB.  J.P. Morgan Securities (Asia Pacific) Limited is registered as an investment adviser with the Securities & Futures Commission in Hong Kong and its CE number is AAJ321.  J.P. Morgan Securities Singapore Private Limited is a member of Singapore Exchange Securities Trading Limited and is regulated by the Monetary Authority of Singapore (“MAS”).  J.P. Morgan Securities Asia Private Limited is regulated by the MAS and the Financial Services Agency in Japan.  J.P. Morgan Australia Limited (ABN 52 002 888 011) is a licensed securities dealer.

The Funds are not sponsored, endorsed, sold or promoted by J.P. Morgan Securities LLC. J.P. Morgan Securities LLC makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally, or in the Funds particularly, or the ability of the J.P. Morgan Custom EM Short Term Investment Grade Bond Index, J.P. Morgan Custom EM Intermediate Term Investment Grade Bond Index and J.P. Morgan Custom EM Long Term Investment Grade Bond Index (“J.P. Morgan Indexes”) to track general bond market performance.  J.P. Morgan Securities LLC’s only relationship to EGA is the licensing of the J.P. Morgan Indexes, which are determined, composed and calculated by J.P. Morgan Securities LLC without regard to EGA or the Funds.  J.P. Morgan Securities LLC has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the J.P. Morgan Indexes.  J.P. Morgan Securities LLC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.  J.P. Morgan Securities LLC has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE J.P. MORGAN INDEXES AND THE FUNDS ARE  PROVIDED “AS IS” WITH ANY AND ALL FAULTS.  J.P. Morgan Securities LLC DOES NOT GUARANTEE THE AVAILABILITY, SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE J.P. MORGAN INDEXES AND/OR THE FUNDS AND/OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY EGA, SHAREHOLDERS OF THE FUNDS, OR BY ANY OTHER PERSON OR ENTITY, FROM ANY USE OF THE J.P. MORGAN INDEXES AND/OR THE FUNDS.  J.P. Morgan Securities LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE J.P. MORGAN INDEXES OR ANY DATA INCLUDED THEREIN, OR OTHERWISE OBTAINED BY EGA, SHAREHOLDERS OF THE FUNDS, OR BY ANY

OTHER PERSON OR ENTITY, FROM ANY USE OF THE J.P. MORGAN INDEXES AND/OR THE FUNDS.  THERE ARE NO REPRESENTATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY.  ALL WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO THE J.P. MORGAN INDEXES AND/OR THE FUNDS, ARE DISCLAIMED INCLUDING ANY IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF THE J.P. MORGAN INDEXES AND/OR THE USE AND/OR THE PURCHASE OF THE FUNDS.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL J.P. Morgan Securities LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING LOSS OF PRINCIPAL AND/OR LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Funds for their fiscal periods ended March 31, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares Beyond BRICs Emerging Asia Consumer ETF	268461613
EGShares EM Asia Consumer ETF	268461423	ACON
EGShares Emerging Markets Consumer Small Cap ETF	268461571	SCON
EGShares Emerging Markets Core Balanced ETF	268461472	CRBL

Prospectus

July 29, 2014

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

FUND SUMMARIES

EGShares Beyond BRICs Emerging Asia Consumer ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx Beyond BRICs Emerging Asia Consumer Index (the “Beyond BRICs Emerging Asia Consumer Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Consumer Underlying Index through investments in

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equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine consumer companies included in the Beyond BRICs Emerging Asia Consumer Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indonesian, Malaysian, Thai and Philippine consumer companies as emerging market companies that are included in the Beyond BRICs Emerging Asia Consumer Underlying Index at the time of purchase and includes companies domiciled in Indonesia, Malaysia, Thailand and the Philippines whose businesses involve: automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco. Because the Beyond BRICs Emerging Asia Consumer Underlying Index is “Beyond BRICs,” it excludes companies domiciled in Brazil, Russia, India and China.

The Beyond BRICs Emerging Asia Consumer Underlying Index is comprised of 30 leading emerging market companies, excluding companies from Brazil, Russia, India and China, that Indxx, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ consumer goods and consumer services industries. The Beyond BRICs Emerging Asia Consumer Underlying Index may include small and medium capitalized companies that are consumer goods and consumer services companies domiciled in Indonesia, Malaysia, Thailand and the Philippines having a market capitalization of at least U.S. $100 million at the time of purchase. The Fund considers “mid cap” companies to be those with market capitalizations between U.S. $2 billion and U.S. $10 billion, and “small cap” companies to be those with market capitalizations between U.S. $ 100 million and U.S. $ 2 billion.

The Fund intends to replicate the constituent securities of the Beyond BRICs Emerging Asia Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), the investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market

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price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Consumer Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Consumer Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Consumer Underlying Index. In addition, the Fund’s NAV may deviate from the Beyond BRICs Emerging Asia Consumer Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Beyond BRICs Emerging Asia Consumer Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the Beyond BRICs Emerging Asia Consumer Underlying Index (“Sponsor”) will compile the Beyond BRICs Emerging Asia Consumer Underlying Index accurately, or that the Beyond BRICs Emerging Asia Consumer Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the Beyond BRICs Emerging Asia Consumer Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Beyond BRICs Emerging Asia Consumer Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Consumer Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated in the consumer goods and consumer services industries of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include

3

those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries. Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Consumer Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the Beyond BRICs Emerging Asia Consumer Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC

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Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008 and has been managing the Fund since [2014].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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EGShares EM Asia Consumer ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Asia Consumer Titans 50 Index (the “ACON Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the ACON Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

6

Under normal circumstances, the Fund will invest at least 80% of its net assets in Asian emerging markets countries (consisting primarily of China, India, Indonesia, Malaysia, Thailand and the Philippines) consumer goods and services companies included in the ACON Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in companies of all capitalization sizes, which includes small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The ACON Underlying Index is designed to measure the stock performance of 50 leading emerging Asia companies in the consumer goods and consumer services industries, as defined by S&P Dow Jones Indices LLC’s proprietary industry classification system. 50 stocks are selected from each of the two industries. It is derived from a universe of consumer goods and consumer services companies from China, India, Indonesia, Malaysia, the Philippines and Thailand. The market capitalization of index constituents as of May 30, 2014 ranged from approximately U.S. $500 million to U.S. $12.3 billion.

The Fund intends to replicate the constituent securities of the ACON Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), the investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the ACON Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the ACON Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the ACON Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the ACON Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the ACON Underlying Index. In addition, the Fund’s NAV may deviate from the ACON Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the ACON Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the ACON Underlying Index (“Sponsor”) will compile the ACON Underlying Index accurately, or that the ACON Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the ACON Underlying Index is designed

7

to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the ACON Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creation or redemption activities and, to the extent such creation and redemption activities are not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the ACON Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the ACON Underlying Index is concentrated in the consumer goods and consumer services industries of China, India, Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China, India, Indonesia, Malaysia, Thailand and the Philippines Because the Fund only invests in China, India, Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within China, India, Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries. Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

8

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the ACON Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the ACON Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008 and has been managing the Fund since [2014].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

9

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

EGShares Emerging Markets Consumer Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Indxx Emerging Markets Consumer Small Cap Index (the “SCON Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.85%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the SCON Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

11

Under normal circumstances, the Fund will invest at least 80% of its net assets in small market capitalization (“small cap”) emerging market consumer companies included in the SCON Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small cap emerging markets consumer companies as companies that are included in the SCON Underlying Index at the time of purchase whose businesses involve: automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.

The SCON Underlying Index is comprised of 30 leading emerging market companies that Indxx, LLC determines to be representative of small cap consumer goods and consumer services companies domiciled in emerging market countries. The Fund considers “small cap” companies to be those with market capitalizations between U.S. $ 100 million and U.S. $ 2 billion.

The Fund intends to replicate the constituent securities of the SCON Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), the investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the SCON Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the SCON Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the SCON Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the SCON Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the SCON Underlying Index. In addition, the Fund’s NAV may deviate from the SCON Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the SCON Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the SCON Underlying Index (“Sponsor”) will compile the SCON Underlying Index accurately, or that the SCON Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the SCON Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the SCON Underlying Index will be in line with its described index methodology. Any

12

gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the SCON Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the SCON Underlying Index is concentrated in the consumer goods and consumer services industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the SCON Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the SCON Underlying Index. The decision of

13

whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008 and has been managing the Fund since [2014].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

EGShares Emerging Markets Core Balanced ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Balanced Index (the “CRBL Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Acquired Fund Fees and Expenses (2)	0.17%
Total Annual Fund Operating Expenses (3)	0.72%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Since the “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial Highlights.
(3)	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$74	$230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

15

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the CRBL Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, two ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market companies and the Underlying ETFs (which, in turn, invest primarily in fixed income securities of issuers in emerging market countries). As a result, under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market securities, either directly or indirectly through the Underlying ETFs. The Fund invests primarily in emerging market equity securities and Underlying ETFs that are included in the CRBL Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The Underlying ETFs invest primarily in fixed income securities with average maturities of at least two or three years (depending on the Underlying ETF) and currently maintain effective durations of between seven and ten years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to interest rates. Maturity means the date on which the principal amount of a debt security is due and payable. Average maturity means the average expected repayment date of the portfolio taking into account the maturity dates of the securities in the portfolio. The Underlying ETFs may change, at any time, the average maturity, duration, and credit quality of the fixed income securities in which they invest. If the CRBL Underlying Index replaces an Underlying ETF, the new Underlying ETF may invest in a portfolio of fixed income securities with a different average maturity, duration, and credit quality. The Underlying ETFs may invest, without limitation, in non-investment-grade fixed income securities. The Fund will invest in the Underlying ETFs to the same extent as the CRBL Underlying Index, which will consist of at least 25% of the Fund’s assets, and is expected to be approximately 30%.

The CRBL Underlying Index is a stock market index comprised of a representative sample of 50 emerging market companies and two Underlying ETFs that, as a portfolio, S&P Dow Jones Indices determines to have a higher dividend yield than the MSCI Emerging Markets Index. The equity components of the CRBL Underlying Index will have paid dividends consistently over the last three years. The Underlying ETFs are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs. The CRBL Underlying Index was developed to provide a higher dividend yield (i.e., higher income) than the MSCI Emerging Markets Index, although there is no guarantee that this result will be obtained. The CRBL Underlying Index may include small cap and mid cap companies domiciled in emerging market countries having a market capitalization of at least U.S. $1 billion at the time of purchase. The Fund considers “small cap” companies to be those with market capitalizations between U.S. $ 100 million and U.S. $ 2 billion, and “mid cap” companies to be those with market capitalizations between U.S. $2 billion and U.S. $10 billion.

The Fund intends to replicate the constituent securities of the CRBL Underlying Index as closely as possible using ordinary local shares, ADRs, GDRs and Underlying ETFs. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), the investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the CRBL Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the CRBL Underlying Index is concentrated. The Fund is non-

16

diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the CRBL Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the CRBL Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the CRBL Underlying Index. In addition, the Fund’s NAV may deviate from the CRBL Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the CRBL Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the CRBL Underlying Index (“Sponsor”) will compile the CRBL Underlying Index accurately, or that the CRBL Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the CRBL Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the CRBL Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the CRBL Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the CRBL Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

17

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Investing in Underlying ETFs The Fund’s investment performance is affected by the investment performance of the Underlying ETFs in which the Fund may invest. Through its investment in the Underlying ETFs, the Fund is subject to the risks of the Underlying ETFs’ investments and subject to the Underlying ETFs’ expenses. The risks of the Underlying ETFs include:

Call During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Credit The risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Interest Rate An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline. Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Non-Investment-Grade Securities Fixed income securities that are rated below investment-grade (commonly referred to as “junk bonds”), or unrated but considered to be below investment-grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity. Non-investment-grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment-grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions, and less secondary market liquidity. If the issuer of non-investment-grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Reinvestment An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Sovereign and Quasi-Sovereign Obligations The Underlying ETFs invest in fixed income securities issued or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these fixed income securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

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Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the CRBL Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield The CRBL Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the equity securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the CRBL Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser Emerging Global Advisors, LLC

Portfolio Manager

Robert C. Holderith, President of EGA and the lead portfolio manager, is responsible for the day-to-day management of the Fund’s portfolio. Mr. Holderith has been the President of EGA since its founding in 2008 and has been managing the Fund since [2014].

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus. Each investment objective is considered non-fundamental and may be changed by the Board of Trustees (the “Board”) of EGA Emerging Global Shares Trust (the “Trust”) without shareholder approval subject to 60 days’ advance notice.

Investment Strategies

Underlying Index Each Fund’s Underlying Index is reconstituted annually. Except in certain circumstances described below, EGA will cause a Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the Fund’s Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology between annual reconstitutions. EGA will also rebalance a Fund’s portfolio securities quarterly. In recognition of longer settlement periods for emerging market securities, EGA may, at times, cause a Fund to purchase or sell portfolio securities in advance of the implementation date of publicly announced adjustments to the weighting or composition of the constituent securities of its Underlying Index. EGA will not cause a Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.

EGA intends to cause a Fund’s portfolio to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares, and, with respect to the EGShares Emerging Markets Core Balanced ETF, using investments in the Underlying ETFs that are included in the CRBL Underlying Index. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, EGA may utilize a “representative sampling” strategy whereby a Fund would hold a significant number of the component securities of its Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, EGA will typically remove these securities from the Fund’s portfolio. However, in the discretion of EGA, a Fund may remain invested in securities that were deleted from its Underlying Index until the next rebalancing of the Fund.

The equity portion of the CRBL Underlying Index is comprised of publicly traded firms that, as a portfolio, have a higher dividend yield than the MSCI Emerging Markets Index. High dividend yield companies are those with high income (i.e., dividend) producing equity securities. The Underlying ETFs in the CRBL Underlying Index are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs.

S&P Dow Jones Definition of Emerging Markets. Funds that have an Underlying Index sponsored by S&P Dow Jones define companies to be from “emerging market” countries based on S&P Dow Jones’ country classification system, which divides countries into three categories: Developed, Emerging, and Frontier. S&P Dow Jones Indices uses a two-step process to categorize countries: first, it reviews quantitative criteria reflecting macroeconomic conditions, political stability, legal property rights and procedures, and trading and settlement processes. Second, it conducts a client consultation, and a final decision is made by the S&P Dow Jones Indices Global Equity Index Committee based on both the consultation and quantitative criteria. These Funds’ Underlying Indices consider “emerging markets” countries to be those included in S&P Dow Jones Indices’ Emerging category.

Indxx Definition of Emerging Markets. Funds that have an Underlying Index sponsored by Indxx define “emerging market” companies as companies that are included in their corresponding Underlying Index. These Funds’ Underlying Indices are comprised of emerging market companies that are traded on U.S. or foreign exchanges

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whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($1,045 or less) and high income countries ($12,746 or more). (Source: The World Bank).

The following information about each Fund’s Underlying Index supplements the information in the “Fund Summaries” section:

Beyond BRICs Emerging Asia Consumer Underlying Index The Beyond BRICs Emerging Asia Consumer Underlying Index is a free-float market capitalization weighted stock market index. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

ACON Underlying Index The ACON Underlying Index is a float-adjusted market capitalization index. A float-adjusted market capitalization index includes only those shares that are available to the public for trading. The ACON Underlying Index is weighted by float-adjusted market capitalization with individual components capped at 5%. The aggregate weight of individual securities with weights of 4.5% or more is restricted to 45% of the index. The ACON Underlying Index is rebalanced quarterly, and reconstituted annually in September.

SCON Underlying Index The SCON Underlying Index is a free-float market capitalization weighted stock market index. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

CRBL Underlying Index The component securities of the CRBL Underlying Index are equally weighted, unless included in a country that is subject to the 15% country exposure cap, in which case the component securities in that country are weighted equally pro rata to the 15% cap. The MSCI Emerging Markets Index, against which the CRBL Underlying Index is measured, is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.

Concentration Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that their Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares EM Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF. The Beyond BRICs Emerging Asia Consumer Underlying Index, ACON Underlying Index and SCON Underlying Index (and therefore the EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares EM Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF, respectively) are likely to be concentrated in the consumer goods and consumer services industries.

EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF. In determining whether a publicly traded firm belongs to a specific sector, the Beyond BRICs Emerging Asia Consumer Underlying Index and SCON Underlying Index rely on the Indxx Sectoral Classification System, which is a detailed structure to classify companies as per the sector and subsector. The process allocates companies to the sector whose definition most closely describes the nature of its business. The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine whether it belongs to a particular sector.

Depositary Receipts ADRs are typically issued by an American bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited

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in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”). In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchases or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV.

Underlying ETFs (EGShares Emerging Markets Core Balanced ETF) The Underlying ETFs are themselves registered investment companies, the shares of which trade on a U.S. national securities exchange. The Underlying ETFs will track the performance of a securities index representing an asset class, sector or other market segment. The Underlying ETFs will typically be managed by a third-party not affiliated with EGA. Under normal market conditions, the Fund will purchase shares of the Underlying ETFs in the secondary markets. When the Fund invests in an Underlying ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETF’s expenses (including operating cost and management fees). The Fund will generally be required to pay higher expenses of an Underlying ETF if the Underlying ETF’s assets decline. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Underlying ETF.

Investment Risks

Many factors affect the value of an investment in a Fund. Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the Shares of each Fund are exchange-traded, there may be times when the market price and the NAV vary significantly. For example, if a Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per Share value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”), which could result in the market prices for Shares deviating from NAV. However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Non-Correlation (all Funds) If EGA utilizes a representative sampling approach, a Fund’s return may not correlate as well with the return on its Underlying Index, as would be the case if the Fund held all of the securities in its Underlying Index with the same weightings as the Underlying Index. In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when trading the Fund’s portfolio securities to reflect changes in the composition of its Underlying Index.

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If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing.

Index-Related Risk (all Funds) During a period where the Underlying Index contains incorrect constituents, a Fund tracking such published Underlying Index would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Sponsor errors will be kept by the Fund and its shareholders and any losses resulting from Sponsor errors will be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares (all Funds) If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally, trading of Shares of a Fund on the Exchange or another national securities exchange may be halted. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign-domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments. These risks are generally greater in emerging markets.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•	Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
•	Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.
•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•	The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
•	The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
•	The pervasiveness of corruption and crime.

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•	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Non-Diversification (all Funds) Although the Funds are non-diversified for purposes of the Investment Company Act of 1940 (the “1940 Act”), each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Consumer (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares EM Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF) The consumer goods and consumer services industries depend heavily on disposable household income and consumer spending. Companies in these industries may be subject to competitive forces (including competition brought by an influx of foreign brands), which may also have an adverse impact on their profitability. These industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in an Underlying Index. Consumer goods and consumer services companies may also be adversely affected by government and private litigation.

Dividend-Paying Stocks (EGShares Emerging Markets Core Balanced ETF) High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income or increase the rate of dividend payout growth.

Foreign Currency (all Funds) The Funds may invest in companies whose shares are denominated in a foreign currency. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are

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indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Asian Economic Risk (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares EM Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF) According to the International Monetary Fund’s (“IMF”) World Economic Outlook from April, 2013, growth in Asia generally picked up in the second half of 2013 on recovering exports to advanced economies and robust domestic demand. Global downside risks are still significant and are particularly relevant for economies already weakened by domestic and external vulnerabilities. In addition, homegrown vulnerabilities in China continue to rise, especially those stemming from growth in credit.

For Asia as a whole, the IMF expects growth to accelerate modestly in both 2014 and 2015. The improved outlook in advanced economies, alongside more competitive exchange rates in some cases, will help boost exports. Domestic demand will continue to be supported by strong labor markets and still-buoyant credit growth. The IMF expects policies to remain accommodative, although in a few cases (India, Indonesia) interest rate hikes on the one hand will attenuate vulnerabilities, but on the other hand could weigh on growth. The IMF expects inflation to increase slightly, albeit remaining generally low across the region, as output gaps close. The main exceptions are India and Indonesia, whose high inflation rates should continue to moderate further.

In China, growth recovered somewhat in the second half of 2013, and the IMF predicted that growth would remain robust in 2014, moderating only marginally as accommodative policies remain in place. The announcement of the government’s reform blueprint has improved sentiment, but progress on rebalancing the economy remains tentative. The IMF expects that fiscal reforms to increase the efficiency of the tax system, and that ongoing financial reforms should improve the allocation of capital and efficiency of investment, although they could also create some near-term volatility in China’s capital markets. The IMF expects that China’s inflation outlook will remain benign.

The IMF expects India’s growth to recover somewhat in 2014, supported by slightly stronger global growth, improving export competitiveness, and implementation of recently approved invest investment projects. A recent pickup in exports and measures to curb gold imports have contributed to lowering the current account deficit. Policy measures to bolster capital flows have further helped reduce external vulnerabilities. The IMF expects India’s consumer price inflation remain an important challenge, but expects that inflation will continue to move onto a downward trajectory.

The IMF predicted that developments in Southeast Asian economies will remain uneven. The IMF projected Indonesia’s growth to slow this year as subdued investor sentiment and higher borrowing costs weigh on the domestic economy, although the IMF believes that Indonesia’s currency depreciation since mid-2013 should give exports a lift. In Thailand, the IMF’s near-term outlook remains clouded by the political situation; the economy is slowing as private demand weakens and public investment plans are delayed. The IMF believes that Malaysia and the Philippines are on a more positive trajectory, and expects growth to remain robust in both countries.

According to the IMF, concerns linked to the external environment remain, but Asia is also facing various idiosyncratic domestic risks. Overall, the IMF identified three broad concerns confronting the region in the coming year over and above more idiosyncratic risks stemming from political tensions and uncertainties in several countries (for example, Thailand).

Tightening global financial conditions: The IMF noted that, as growth in the United States improves, Asia will have to adapt to a moderate increase in real interest rates. Economies with weaker fundamentals and greater reliance on global finance and trade would be most affected. In some cases, the impact could be amplified by domestic financial vulnerabilities arising from leverage in firms or households, thus negatively affecting the balance sheets of banks.

Slow growth in Japan: The IMF noted that slower growth in Japan could have significant negative spillovers for economies with strong trade and foreign direct investment linkages with Japan, such as Indonesia and Thailand—especially if the risk of deflation in Japan returns.

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A sharper-than-envisaged slowdown and financial sector vulnerabilities in China: The IMF noted that a sharper-than-envisaged slowdown in China—for instance, from the implementation of structural reforms—would have significant spillovers for the rest of the region, especially in economies linked to the regional supply chain and commodity exporters. The IMF noted that a near-term financial crisis in China is unlikely, but given recent rapid credit growth and the growth of shadow banking, there could be continued news of credit problems among the trusts or potential debt-servicing problems among local governments. These could spark adverse financial market reaction both in China and globally.

Small Cap and Mid Cap Companies (all Funds) Stocks of small cap and mid cap companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. A previously established liquid foreign securities market may become illiquid due to economic or political conditions. If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains. As a result, a Fund may at times be unable to sell securities at favorable prices.

Depositary Receipts (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide. Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

Risks of the Underlying ETFs (EGShares Emerging Markets Core Balanced ETF) Through its investments in the Underlying ETFs, the EGShares Emerging Markets Core Balanced ETF will be subject to the risks associated with the Underlying ETFs’ investments, except the Fund may have the benefit of additional diversification. While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the Underlying ETF, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities. In addition, certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

The value of your investment in the Fund is based partially on the prices of the Underlying ETFs that the Fund purchases. In turn, the price of each Underlying ETF is based on the value of its securities. The prices of these securities change daily and each Underlying ETF’s performance reflects the risks of investing in a particular asset class or classes. The Underlying ETFs reflect the risks of investing in emerging market fixed income securities. An overview of the principal risks of the Underlying ETFs is provided below. The degree to which the risks described below apply to the Fund varies according to its asset allocation. The Fund’s particular asset allocation can have a significant effect on performance. Asset allocation risk is the risk that the selection of the Underlying ETFs and the allocation of assets among the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected. A complete list of each Underlying ETF can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each Underlying ETF prior to investing in the Fund.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in Underlying ETFs, which allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

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As a result of its investment in the Underlying ETFs, the Fund is subject to a number of other risks that may affect the value of its Shares, including:

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Credit Risk. The Underlying ETFs are subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk. An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline. Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Non-Investment-Grade Securities Risk. Fixed income securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard & Poor’s® (a division of The McGraw-Hill Companies, Inc.) (“S&P”) and Fitch, Inc. (“Fitch”), “Baa3” by Moody’s® Investors Service, Inc. (“Moody’s”), or “BBBL” by Dominion Bond Rating Service Limited (“Dominion”)), or are unrated but considered to be below investment-grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity. Non-investment-grade fixed income securities and unrated fixed income securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and/or interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment-grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment-grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Reinvestment Risk. An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Sovereign and Quasi-Sovereign Obligations Risk. The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. Risks of sovereign debt include the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor’s policy towards the IMF and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and an Underlying ETF’s ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Cash Transactions (all Funds) ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because a Fund may effect redemptions partly or entirely in cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If a Fund recognizes gain on these sales, this generally will cause the

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Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its Shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies. In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Redemption As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to EGA that will permit each Fund to delay payment of redemption proceeds for its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging market securities. This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Portfolio Turnover Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.emergingglobaladvisors.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI. All holdings of each Fund are posted on a daily basis to the Trust’s website at www.emergingglobaladvisors.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

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PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the 1940 Act, each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to EGA, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund of the Trust is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser

Emerging Global Advisors, LLC (“EGA”), a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. EGA was founded in September 2008. As of June 30, 2014, EGA had approximately $1.8 billion in assets under discretionary management. Under its investment advisory agreements with the Trust, EGA pays all of the ordinary operating expenses of each series of the Trust (the “Unified Fee”), which exclude the fee payment under the investment advisory agreements between EGA and the Trust,

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payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Under each Fund’s investment advisory agreement, EGA is entitled to receive the following advisory fees:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares Beyond BRICs Emerging Asia Consumer ETF	0.85%
EGShares Emerging Markets Consumer Small Cap ETF	0.85%
EGShares Emerging Markets Core Balanced ETF	0.55%

EGShares EM Asia Consumer ETF has implemented breakpoints in the investment advisory fees paid by such Fund at specified asset levels. Under this arrangement, for the investment advisory services provided to the Fund, EGA is entitled to receive fees equal to the percentage of daily net assets of the Fund at the asset level breakpoints specified below.

$0–$1,000,000,000:	0.85%
$1,000,000,001–$2,000,000,000:	0.75%
$2,000,000,001 and up:	0.65%

A discussion of the basis for the Board’s approval of the Advisory Agreement will be available in the Funds’ next report to shareholders.

Portfolio Management

Robert C. Holderith serves as the lead portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Holderith has been the President of EGA since he founded the firm in 2008 and has been managing the Funds since [2014]. Mr. Holderith was previously a Managing Director at ProFund Advisors and a senior member of UBS’ wealth management team, where he helped develop the firm's first ETF models and an advisory ETF Portfolio Management platform.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate per Share value of each Fund’s published basket of portfolio securities every 15 seconds (the “intraday indicative value” or “IIV”). The IIV should not be viewed as a “real-time” update of the NAV per Share of a Fund because (i) the IIV may not be calculated in the same manner as the NAV,

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which is computed once a day, generally at the end of the Business Day (as defined below), (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on a Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of a Fund’s Shares. The Funds, EGA and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Funds’ IIV, and the Funds, EGA and their affiliates do not make any warranty as to the accuracy of these calculations.

Frequent Purchases and Redemptions of a Fund’s Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share, either for cash or for a basket of securities and cash intended to mirror the Fund’s portfolio. The Shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund’s trading costs, and the realization of capital gains.

To the extent that trades directly with a Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with a Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. Each Fund also imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Funds, (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions;
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units.

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Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund, except the EGShares Emerging Markets Core Balanced ETF, expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. The EGShares Emerging Markets Core Balanced ETF expects to declare and pay all of its net investment income, if any, to shareholders as dividends quarterly. However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Each Fund will declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Fund Shares, a Fund’s Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares

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have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign

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entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security’s sale or upon the resumption of regular trading of the security.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by a Fund. Use of a rate different from the rate used by an Underlying Index may adversely affect a Fund’s ability to track its Underlying Index.

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INDEX PROVIDERS

The ACON Underlying Index and CRBL Underlying Index (the “SPDJ Indices”) are compiled by S&P Dow Jones Indices. S&P Dow Jones Indices is not affiliated with the Funds or EGA. The Funds that track the SPDJ Indices are entitled to use their respective SPDJ Indices pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with S&P Dow Jones Indices. S&P Dow Jones Indices or its agent also serves as calculation agent for the SPDJ Indices (the “Dow Jones Index Calculation Agent”). The Dow Jones Index Calculation Agent is responsible for the management of the day-to-day operations of the SPDJ Indices, including calculating the value of the SPDJ Indices every 15 seconds, widely disseminating the SPDJ Indices values every 15 seconds and tracking corporate actions resulting in SPDJ Indices adjustments.

The Beyond BRICs Emerging Asia Consumer Underlying Index and SCON Underlying Index (the “Indxx Indices”) are compiled by Indxx, LLC (“Indxx”). Indxx is not affiliated with the Funds or EGA. The Funds that track the Indxx Indices are entitled to use their corresponding Indxx Indices pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with Indxx. Indxx or its agent also serves as calculation agent for the Indxx Indices (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Indxx Indices, including calculating the value of the Indxx Indices every 15 seconds, widely disseminating the Indxx Indices values every 15 seconds and tracking corporate actions resulting in Indxx Indices adjustments.

The value of each Underlying Index will be disseminated under the following tickers:

Underlying Indices	Ticker
Indxx Beyond BRICs Emerging Asia Consumer Index	IACON
Dow Jones Emerging Asia Consumer Titans 50 Index	DJACONT
Indxx Emerging Markets Consumer Small Cap Index	ISCON
S&P Emerging Markets Core Balanced Index	SPCRBL

DISCLAIMERS

S&P Dow Jones Indices:

“S&P” is a service mark of S&P Dow Jones Indices and has been licensed for use for certain purposes by EGA. The EGShares EM Asia Consumer ETF and EGShares Emerging Markets Core Balanced ETF are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the EGShares EM Asia Consumer ETF and EGShares Emerging Markets Core Balanced ETF or any member of the public regarding the advisability of investing in securities generally or in the EGShares EM Asia Consumer ETF and EGShares Emerging Markets Core Balanced ETF particularly. S&P Dow Jones Indices’ only relationship to EGA is the licensing of certain trademarks, trade names and service marks of S&P Dow Jones Indices and of the SPDJ Indices, which are determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or the EGShares EM Asia Consumer ETF and EGShares Emerging Markets Core Balanced ETF. S&P Dow Jones Indices has no obligation to take the needs of EGA or the shareholders of the EGShares EM Asia Consumer ETF and EGShares Emerging Markets Core Balanced ETF into consideration in determining, composing or calculating the SPDJ Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the timing, amount or pricing of the EGShares EM Asia Consumer ETF and EGShares Emerging Markets Core Balanced ETF Shares to be issued or in the determination or calculation of the equation by which the EGShares EM Asia Consumer ETF and EGShares Emerging Markets Core Balanced ETF Shares are to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the EGShares EM Asia Consumer ETF and EGShares Emerging Markets Core Balanced ETF.

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Indxx:

“Indxx” is a service mark of Indxx and has been licensed for use for certain purposes by EGA. The EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF are not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF or any member of the public regarding the advisability of investing in securities generally or in the EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF particularly. Indxx’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of Indxx and of the Indxx Indices, which are determined, composed and calculated by Indxx without regard to EGA or the EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF. Indxx has no obligation to take the needs of EGA or the shareholders of the EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF into consideration in determining, composing or calculating the Indxx Indices. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF Shares to be issued or in the determination or calculation of the equation by which the EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF Shares are to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF.

Additional Disclaimers:

S&P Dow Jones Indices, Indxx, their affiliates, sources and distribution agents (together, the “IIV Calculation Agents”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agents do not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agents shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.

EGA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and EGA shall not have any liability for any errors, omissions or interruptions therein. EGA does not make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. As with other ETFs, the market price of each Fund’s Shares is typically slightly higher or slightly lower than the Fund’s per Share NAV. Factors that contribute to the

37

differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund Shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

The Funds have not yet commenced operations and, therefore, do not have information about the differences between a Fund’s daily market price on the Exchange and its NAV.

DISTRIBUTION PLAN

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No Rule 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Funds because they had not commenced operations prior to the date of this Prospectus.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.emergingglobaladvisors.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or

Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global Shares Trust

EGShares Beyond BRICs Emerging Asia Consumer ETF

EGShares EM Asia Consumer ETF

EGShares Emerging Markets Consumer Small Cap ETF

EGShares Emerging Markets Core Balanced ETF

Prospectus

July 29, 2014

EGA Emerging Global Shares Trust
Investment Company Act File No. 811-22255

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EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2014

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in 20 separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	CUSIP	NYSE Arca
EGShares Beyond BRICs Emerging Asia Consumer ETF	268461613
EGShares EM Asia Consumer ETF	268461423	ACON
EGShares Emerging Markets Consumer Small Cap ETF	268461571	SCON
EGShares Emerging Markets Core Balanced ETF	268461472	CRBL

Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the investment adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2014. Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders. A copy of the Prospectus or Annual Report may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently offers shares (“Shares”) of 20 separate non-diversified series, representing separate portfolios of investments, including the Funds.

Each Fund is an exchange-traded fund (“ETF”) and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). Shares are offered in Creation Units, in the discretion of the Trust, either entirely for cash or in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”); and (2) a cash payment referred to as the “Cash Component.” The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.

Creation Units are aggregations of 50,000 Shares or more. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly from the Trust. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

Additional information regarding creations and redemptions of Fund Shares is provided under the section entitled “Creation and Redemption of Creation Unit Aggregations” below.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) where applicable, the value of the underlying index (each, an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Funds, EGA and their affiliates are not involved in or responsible for any aspect of the calculation or dissemination of the IIVs of Shares of the Funds, and the Funds, EGA and their affiliates do not make any warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio; (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding (i), (ii) and (iii) to arrive at a value; and (v) dividing (iv) by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any

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point a “distribution,” as such term is used in the Securities Act of 1933 (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with the Summary Prospectus for the Shares. In addition, firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ Prospectus is filed with the SEC. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions (i.e., the trading of securities that occurs within a broker-dealer firm or between two broker-dealers in the over-the-counter market).

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s Prospectus or this SAI apply to the Fund only at the time of investment. Accordingly, if a percentage limitation is adhered to at the time of investment, a Fund will be deemed to remain in compliance with the percentage limitation notwithstanding a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets, although the percentage limitation will continue to apply to subsequent transactions relating to the composition of a Fund’s portfolio.

Equity Securities

Each Fund may invest in equity securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a

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correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Holders of unsponsored ADRs typically bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging market companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. Previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets), or the mechanics of corporate actions, also may involve incomplete information, or delays in information, payment, delivery or recovery of money or investments.

Chinese Securities

The performance of the EGShares EM Asia Consumer ETF is closely tied to social, political, and economic conditions in China and may be more volatile than the performance of more geographically diversified funds. Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital. Rapid fluctuations in inflation and interest rates may adversely affect the Chinese economy and securities markets, and thus adversely affect the Fund’s performance.

Various economic challenges face the Chinese government, including reducing the country’s high domestic savings rate and increase its correspondingly low domestic consumption, facilitating higher wage job opportunities for the middle class, reducing corruption and other economic crimes, and containing environmental damage and social strife related to the economy’s rapid transformation. Further, due to China’s population control policy, China is now one of the most rapidly aging countries in the world. Deteriorating environmental conditions, together with erosion

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and economic development, are causing China to lose arable land. The Chinese government is, however, seeking to add energy production capacity from sources other than coal and oil. Several factors are converging to slow China’s growth, including debt overhang from its credit-fueled stimulus program, industrial overcapacity, inefficient allocation of capital by state-owned banks, and the slow recovery of China’s trading partners. (Source: CIA World Factbook).

Historically, China has maintained strict currency controls, limiting money flows in and out of the country. China has recently loosened some foreign investment restrictions and made the Chinese yuan more widely accessible outside its borders. Relaxing currency management could further increase the value of the Chinese yuan relative to the U.S. dollar, although there is no guarantee that this will occur, and the Chinese government’s actions may not be transparent or predictable. As a result, the value of the Chinese yuan can change quickly and arbitrarily, and the yuan-dollar exchange rate may not move as expected. These factors may increase the volatility of the Fund’s NAV.

Investment and trading restrictions limit access to securities markets in China, which may impact the availability, liquidity, and pricing of Chinese securities. As a result, the Fund’s returns could differ from those available to domestic investors in China. Brokerage commissions and other fees are generally higher in Chinese securities markets. The procedures and rules governing custody and transactions in China may delay payment, delivery or recovery of investments. In addition, the CHXX Underlying Index excludes local Chinese shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the Hong Kong Stock Exchange and ADRs and GDRs (listed on U.S. and European exchanges, respectively) are eligible.

Significant wealth disparity and uneven distribution of economic growth in China may result in civil unrest and violence. China is experiencing disagreements over its integration with Hong Kong, as well as ethnic, religious and nationalist tensions in Tibet and Xinjiang. Territorial disputes and other defense concerns have strained China’s international relations with several neighboring countries, including Japan, Taiwan and Vietnam. These situations may adversely affect the Chinese economy, resulting in sudden and significant investment losses. In addition, China has suffered significant natural disasters in the past, such as earthquakes, droughts and floods. These events have had, and could have in the future, a significant adverse effect on the Chinese economy, which could adversely affect the Fund.

According to the International Monetary Fund (“IMF”), China has experienced three decades of rapid economic growth and much reduced poverty. Growth decelerated in 2012 and in the first half of 2013, but recovered somewhat in the second half of 2013. It is expected to remain robust in 2014 as accommodative policies remain in place. Inflation is expected to remain stable and China’s current account surplus is projected to be slightly smaller than last year’s.

The IMF has stated that since the global financial crisis, China’s economic activity has become dependent on credit and investment, including in real estate, which the IMF views as unsustainable and as the cause of rising vulnerabilities. These vulnerabilities include the erosion of strength in the financial sector, local government and corporate balance sheets. Further increases in local government debt could drag down growth and potentially lead to disruptions in the provision of social spending in education, health, and welfare. Over the past year, Chinese authorities have moved on several fronts to begin addressing these vulnerabilities. Nonetheless, continuing reliance on credit-fueled growth means that risks are still rising, and although the government still has sufficient buffers to prevent a disorderly adjustment and sharp growth slowdown in the near-term, the IMF believes that continued efforts to reduce vulnerabilities are a high priority.

The government continues to introduce reforms to achieve the desired rebalancing to a more consumer-based economy, although the data show that a decisive shift toward a more consumption-based growth path has yet to occur. Although progress on rebalancing the economy remains tentative, the recent announcement of the Chinese government’s reform blueprint has improved sentiment. The blueprint lays out an ambitious and comprehensive agenda of reforms with the goal of achieving sustainable growth and continuing China’s convergence toward high-income status. The IMF reports that encouraging steps have already been taken, such as measures to rein in excessive growth in certain shadow banking activities and to strengthen control of local government borrowing. However, there can be no guarantee that economic reforms will continue, will be effective, or will not be reversed.

According to the IMF, the ideal result for the Chinese economy will be to achieve a “soft landing.” It is possible that China will instead experience a “hard landing,” where the economy slows down sharply or is tipped into outright recession after a period of rapid growth. The IMF believes that the likelihood of a hard landing in China after overinvestment and a credit boom continues to be small because the authorities should be in a position to limit

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the damage from large-scale asset quality problems with policy intervention. A sharper than envisaged slowdown in China—for instance, from the implementation of structural reforms—would have significant spillovers for the rest of the region, especially in economies linked to the regional supply chain and commodity exporters. A near-term financial crisis is unlikely, but given recent rapid credit growth and the growth of shadow banking, there could be continued news of credit problems among the shadow banking trusts or potential debt-servicing problems among local governments. These could spark adverse financial market reaction both in China and globally, but they might also improve the pricing of risk.

Indian Securities

The performance of the EGShares EM Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect these Funds’ performance.

India has yet to address various economic challenges, including poverty, corruption, violence and discrimination against women and girls, an inefficient power generation and distribution system, ineffective enforcement of intellectual property rights, decades-long civil litigation dockets, inadequate transport and agricultural infrastructure, limited non-agricultural employment opportunities, high spending and poorly targeted subsidies, inadequate availability of quality basic and higher education, and accommodating rural-to-urban migration. (Source: CIA World Factbook).

The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in a Fund’s portfolio. These Funds’ performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, a Fund may incur costs in connection with conversions between U.S. dollars and rupees.

Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to a Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for a Fund to effect service of process in India, and if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.

The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect a Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect these Funds.

According to the IMF, India’s growth has slowed markedly, reflecting developments in the global economy as well as domestic supply constraints, while inflation remains stubbornly high. The tightening of global liquidity has increased external pressures and heightened the focus on India’s macroeconomic imbalances (e.g., high inflation,

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large current account and fiscal deficits) and structural weaknesses (particularly supply bottlenecks in infrastructure, power and mining). Initially a problem of stalled infrastructure and corporate investment, the slowdown has become generalized across sectors. The IMF explains that as global liquidity conditions tightened in 2013, India was faced with significant portfolio debt outflows, and pressures on currency, equity, and bond markets. Investor concerns were amplified by India’s persistently high inflation, weakening growth prospects, large current account and fiscal deficits, and domestic political uncertainty.

The IMF considers the principal risk facing India to be the inward spillover from global financial market volatility. The main external risks are protracted economic and financial volatility (triggered by advanced economies’ exit from expansive monetary policies), a lengthy Euro area growth slowdown, and higher oil prices. Key domestic downside risks are slow progress on structural reforms, high inflation, failure to ease supply constraints, and resorting to expansionary fiscal policy.

The IMF reports that a combination of improving external conditions and domestic policy efforts have calmed markets, and expects India’s growth to recover somewhat in 2014, supported by slightly stronger global growth, improving export competitiveness, and implementation of recently approved invest investment projects. A recent pickup in exports and measures to curb gold imports have contributed to lowering the current account deficit. Policy measures to bolster capital flows have further helped reduce external vulnerabilities. The IMF expects India’s consumer price inflation remain an important challenge, but expects that inflation will continue to move toward a downward trajectory. Stronger global growth, improving export competitiveness, a favorable monsoon season, and a confidence boost from recent policy actions are expected to deliver a modest growth rebound. However, fiscal restraint and a tighter monetary stance may act as headwinds, slowing the recovery.

Fixed Income Securities Risk

The EGShares Emerging Markets Core Balanced ETF invests in ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”). The Underlying ETF’s investments may include, but are not limited to, both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities, as well as investment-grade and non-investment-grade bonds. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. As a result of its investment in the Underlying ETFs, the EGShares Emerging Markets Core Balanced ETF is subject to a number of other risks that may affect the value of its Shares, including, but not limited to:

Asset Class Risk. Securities in an Underlying ETF’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, which may result in the Underlying ETF having to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Concentration Risk. To the extent that an Underlying ETF’s investments are concentrated in a particular issuer, region, country, market, industry or asset class, the Underlying ETF may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry or asset class.

Credit Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. An Underlying ETF’s portfolio may include below investment-grade bonds, which generally are subject to greater levels of credit risk than higher rated securities. There is the chance that any of an Underlying ETF’s holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Underlying ETF’s income level and share price. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings.

Emerging Market Risk. The Underlying ETF’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments,

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international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which an Underlying ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Sovereign and Quasi-Sovereign Obligations Risk. An investment in sovereign or quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes investments in securities issued by or guaranteed by a foreign sovereign government, and quasi-sovereign debt includes investments in securities issued by or guaranteed by an entity affiliated with or backed by a sovereign government. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an Underlying ETF may have limited recourse in the event of a default. Risks of sovereign debt include the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor’s policy towards the IMF and the political constraints to which a government debtor may be subject. Similar to other issuers, changes to the financial condition or credit rating of a non-U.S. government may cause the value of a sovereign debt, including treasury obligations to decline. During periods of economic uncertainty, the market prices of sovereign debt, may be more volatile than prices of U.S. debt obligations and may affect an Underlying ETF’s NAV. Quasi-sovereign debt obligations are typically less liquid and less standardized than sovereign debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. Several countries in which the Underlying ETFs invest have defaulted on their sovereign obligations in the past or encountered downgrades of their sovereign obligations, and those countries (or other countries) may default or risk further downgrades in the future. If an issuer of sovereign debt defaults on payments of principal and/or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Underlying ETF’s ability to obtain recourse may be limited.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds to the government debtor, which may impair the debtor’s ability to service its debts on a timely basis.

Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which an Underlying ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, an Underlying ETF may be asked to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the securities in which an Underlying ETF will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as an Underlying ETF.

High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P and Fitch, “Baa3” by Moody’s, or “BBBL” by Dominion), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high

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yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. In particular, high yield securities are often issued by smaller, less creditworthy countries and companies or by highly leveraged (indebted) countries and companies, which are generally less able than more financially stable countries and companies to make scheduled payments of interest and principal. If the issuer of non-investment-grade securities defaults, the Underlying ETF may incur additional expenses to seek recovery. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment-grade securities.

Interest Rate Risk. As interest rates rise, the value of a fixed income security held by an Underlying ETF is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent an Underlying ETF invests a substantial portion of its assets in fixed income securities with longer-term maturities, rising interest rates may cause the value of the Underlying ETF’s investments to decline significantly.

Issuer Risk. Underlying ETF performance depends on the performance of individual securities to which an Underlying ETF has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an Underlying ETF’s returns because the Underlying ETF may be unable to transact at advantageous times or prices.

Management Risk. As an Underlying ETF may not fully replicate its respective underlying index, it is subject to the risk that the Underlying ETF’s adviser’s investment management strategy may not produce the intended results.

Market Risk. An Underlying ETF could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. An Underlying ETF faces numerous market trading risks, including the potential lack of an active market for Underlying ETF shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Underlying ETF’s shares trading at a premium or discount to NAV.

Non-Diversification Risk. An Underlying ETF may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Underlying ETF’s performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Index Risk. Unlike many investment companies, each Underlying ETF does not utilize an investing strategy that seeks returns in excess of the Underlying ETF’s respective underlying index. Therefore, an Underlying ETF would not necessarily buy or sell a security unless that security is added or removed, respectively, from its underlying index, even if that security generally is underperforming.

Privately Issued Securities Risk. An Underlying ETF may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the 1933 Act. Privately issued securities are securities that have not been registered under the 1933 Act and, as a result, are subject to legal restrictions on resale. Privately issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Underlying ETF.

Reliance on Trading Partners Risk. The Underlying ETFs invest in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on an Underlying ETF’s investments.

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Securities Lending Risk. An Underlying ETF may engage in securities lending. Securities lending involves the risk that an Underlying ETF may lose money because the borrower of the Underlying ETF’s loaned securities fails to return the securities in a timely manner or at all. An Underlying ETF could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for an Underlying ETF.

Security Risk. Some countries and regions in which the Underlying ETFs invest have experienced security concerns. Incidents involving a country’s or region’s security may cause uncertainty in these markets and may adversely affect their economies and an Underlying ETF’s investments.

Structural Risk. The countries in which the Underlying ETFs invest may be subject to considerable degrees of economic, political and social instability.

Non-Correlation Risk. An Underlying ETF’s return may not match the return of its respective underlying index for a number of reasons. For example, an Underlying ETF incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Underlying ETF’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an Underlying ETF and the underlying index may vary due to asset valuation differences and differences between the Underlying ETF’s portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints. Because an Underlying ETF may employ a representative sampling strategy, the Underlying ETF may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The sales price an Underlying ETF could receive for a security may differ from the Underlying ETF’s valuation of the security and may differ from the value used by the Underlying ETF’s respective underlying index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an Underlying ETF’s portfolio may change on days when shareholders will not be able to purchase or sell the Underlying ETF’s shares.

Market Volatility

The Funds may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.

The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities in which a Fund has invested may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

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Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Money Market Instruments

The Funds may invest in money market instruments. Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions. When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

The Funds may also enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its fund accountant or custodian to earmark on the books of the Fund cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the fund accountant or custodian on the Fund’s records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. In the alternative, a Fund may purchase shares of another investment company so long as after the purchase not more than 3% of the outstanding stock of the investment company is owned by the Fund and all of its affiliates. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment

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company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements that provide, among other things, that the qualified institutional investors post appropriate collateral. A Fund will receive any interest or dividends paid on the loaned securities. The aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. The Fund may call the loan at any time and receive the securities loaned. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. In addition, a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

Each Fund currently does not participate in a securities lending program.

U.S. Government Securities

U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Futures and Other Derivatives

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

An Underlying ETF may at times invest in certain futures, options and swap contracts. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund or Underlying ETF could lose more than the amount it invests. Many derivative transactions are entered into OTC (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s or Underlying ETF’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s or Underlying ETF’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s or Underlying ETF’s rights as a creditor (e.g., the Fund or Underlying ETF may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s or Underlying ETF’s derivative positions at any time.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to invest, under normal market conditions, at least 80% of their assets in equity securities or investments, such as ADRs or GDRs, that are the type of investments, the particular industry or industries, or are economically tied to the particular country or geographic region, suggested by a Fund’s name, as applicable. For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. A Fund will provide investors with at least 60 days’ notice prior to changes in this policy.

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Tracking and Correlation

The Funds seek investment results that correspond to the price and yield performance of their respective Underlying Indices, although several factors may affect their ability to achieve this correlation, including, but not limited to: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index, including as part of a “representative sampling” strategy, and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as depositary receipts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies, or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986 (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. A relatively high percentage of a “non-diversified” Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. A “non-diversified” Fund’s portfolio, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own Shares.

(3)	Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.

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(5)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees appoint the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of four Trustees, three of whom are independent (the “Independent Trustees”). The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Trust and the Independent Trustees, and the Trust’s various other service providers. While the Chairman of the Board is an interested person, the Board is also served by a “lead” Independent Trustee (the “Lead Trustee”), Jeffrey D. Haroldson. The Lead Trustee assists in the coordination and preparation of agendas for Board meetings, acts as liaison between the Independent Trustees and the officers of the Trust, EGA and counsel to the Independent Trustees, and serves as chair of separate meetings and/or sessions of the Independent Trustees.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Funds, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

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Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens Age: 67	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	21	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir Age: 63	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, February 1971 to December 2008, Chief Administrative Officer from 2001 through March 2007.	21	None

Jeffrey D. Haroldson Age: 57	Lead Independent Trustee	Trustee since 2009 and Lead Independent Trustee since 2014	Bridgeton Holdings LLC (real estate investment and development), Chief Operating Officer & General Counsel, since 2013; Ridgewood Capital Advisors LLC (consulting and business advisory services), President, since 2012; HDG Mansur Capital Group, LLC (international real estate company), President and Chief Operating Officer, 2004 to 2011; HSBC Securities (USA), Inc., Executive Managing Director, Head of Investment and Merchant Banking, 2000 to 2003.	21	None

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Interested Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith(3) Age: 53	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	21	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of 20 Funds, plus EGA Frontier Diversified Core Fund, a closed-end interval fund (the “Interval Fund”).
(3)	Mr. Holderith is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with EGA, each Fund’s investment adviser.

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 53	Executive Vice President	Since 2011

Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 to 2011; UBS (and its predecessor, PaineWebber), 1983 to 2009 (including various executive positions starting in 2001).

Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 41	Treasurer, Principal Financial Officer and Assistant Secretary	Since 2013	Chief Financial Officer, Emerging Global Advisors, LLC, since August 2012; Managing Director, Goldman Sachs & Co. 2009 to 2012; UBS Investment Bank, 2002 to 2009.

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Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 37	Chief Compliance Officer	Since 2010	ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; EGA Frontier Diversified Core Fund, Chief Compliance Officer, since November 2013; ALPS Variable Investment Trust, Chief Compliance Officer, since September 2009; BPV Family of Funds, Chief Compliance Officer, since September 2011; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Broadview Opportunity Fund, Chief Compliance Officer, since November 2013; RealityShares ETF Trust, Chief Compliance Officer, since January 2014; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

___________________

(1)	Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2013, the Independent Trustees did not own any securities issued by the Adviser, the Distributor, or any company controlling, controlled by, or under common control with the Adviser or the Distributor. Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2013 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	$10,001-$50,000
Ron Safir	None	None
Jeffrey D. Haroldson	None	None

Interested Trustees:
Robert C. Holderith	None	$1-$10,000

Trustees’ Compensation

The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2014:

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Name	Annual Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees*
Independent Trustees:

Robert Willens	$44,999	$0	$46,250
Ron Safir	$38,923	$0	$40,000
Jeffrey D. Haroldson	$41,354	$0	$42,500

Interested Trustees:

Robert C. Holderith	$0	$0	$0

* Trustee compensation is paid by EGA on behalf of the Trust pursuant to the Unified Fee (as defined below).

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. EGA pays each Trustee who is not affiliated with EGA an annual retainer of $40,000 plus $2,500 for each regularly scheduled in-person meeting attended ($1,250 for participation telephonically) and $1,000 for each in-person special meeting attended ($500 for participation telephonically). EGA pays each of the Lead Trustee and the Audit Committee Chair an additional annual retainer of $10,000. EGA also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry. Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm. Mr. Haroldson was, until recently, President and COO of a global real estate fund management firm, COO and General Counsel of a real estate investment firm, and President of a venture capital and private equity firm, and previously an Executive in the Corporate Investment Banking and Markets Division of HSBC. Mr. Safir was, until recently, the Chief Administrative Officer of UBS Wealth Management. Mr. Willens currently runs his own tax consulting firm and was previously Managing Director of Equity Research at a major investment banking firm. The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings during the period ended March 31, 2014.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review Independent Trustee compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’

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governance policies. There were no Nominating and Governance Committee meetings held during the period ended March 31, 2014.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee. Because the Trust does not hold annual shareholder meetings, there is no guarantee that a nominee will be submitted for election in a particular year. Nominations will only be maintained by the Trust for a period from one year of receipt and will be considered by the Nominating and Governance Committee for any shareholder meetings held during that year for the election of Trustees.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with the CCO to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules, the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

EGA provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Audit Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. A controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. Because the Funds had not yet commenced operations as of the date of this SAI, no persons own 5% or more of the Shares of the Funds. As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the Shares of any of the Funds.

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INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 155 West 19th Street, New York, NY 10011, is the investment adviser to the Funds. Marten S. Hoekstra is the Chief Executive Officer of EGA. Robert C. Holderith is the President of EGA. EGA is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The Adviser provides investment advisory services to each Fund pursuant to Amended and Restated Investment Advisory Agreements dated March 1, 2013, between the Trust and the Adviser (collectively, the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of each Fund’s securities portfolio.

Under the Advisory Agreement, each Fund pays a unified fee (“Unified Fee”), which obligates EGA to pay all ordinary operating expenses of the Funds from EGA’s advisory fee. The Unified Fee does not cover the fee payment under the Advisory Agreement, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Under the Advisory Agreement, EGA is entitled to receive the following advisory fees:

Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
EGShares Beyond BRICs Emerging Asia Consumer ETF	0.85%
EGShares Emerging Markets Consumer Small Cap ETF	0.85%
EGShares Emerging Markets Core Balanced ETF	0.55%

EGShares EM Asia Consumer ETF has implemented breakpoints in the investment advisory fees paid by such Fund at specified asset levels. Under this arrangement, for the investment advisory services provided to the Fund, EGA is entitled to receive fees equal to the percentage of daily net assets of the Fund at the asset level breakpoints specified below.

$0–$1,000,000,000:	0.85%
$1,000,000,001–$2,000,000,000:	0.75%
$2,000,000,001 and up:	0.65%

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as President of EGA and lead portfolio manager of the Funds, Robert C. Holderith receives an annual salary from EGA and an annual bonus from time to time based on individual performance and the overall annual profitability of EGA. As of the date of this SAI, Mr. Holderith managed 13 other EGA funds that, like the Funds, are series of the Trust, and have investment strategies of replicating an Underlying Index. As of the date of this SAI, Mr. Holderith also managed the Interval Fund. The 14 other EGA funds managed by Mr. Holderith had, as of June 30, 2014, $1.79 billion in total assets under management. None of the EGA funds are subject to a performance fee. Mr. Holderith does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds and other series in the Trust that are managed by Mr. Holderith may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. In addition, although not an index fund, the Interval Fund is expected to closely track its benchmark index. EGA does not believe that management of the different Funds and other series of the Trust and the Interval Fund presents a material conflict of interest for Mr. Holderith.

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Portfolio Manager’s Ownership of Shares of the Funds.

As of the date of this SAI, Mr. Holderith did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee. For the fiscal years ended March 31, 2013 and 2012, the Trust made payments to BNY Mellon in the amounts of $1,365,491 and $1,029,793, respectively, for administrative and accounting services. For the fiscal year ended March 31, 2014, the funds in the Trust (including the Funds) were subject to the Unified Fee and therefore made no payments to BNY Mellon.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Distributor

ALPS is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, AFS receives certain out-of-pocket costs and fixed fees, which are paid for by EGA on behalf of the Trust pursuant to the Unified Fee.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust.

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Costs and Expenses

Under the Unified Fee, EGA has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. EGA pays all expenses of each series, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other extraordinary or merger expenses.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees and the Independent Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements (if implemented), they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreements, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

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Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds. EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.emergingglobaladvisors.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for the Trust are included as Appendix A to this SAI. Proxy voting policies for EGA are included as Appendix B to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Advisory Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

The information in this section has been obtained from The Depository Trust Company (“DTC”), New York, NY.

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DTC acts as securities depository for the Shares. The Shares are issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. Except as provided in this section, certificates for Shares will not be issued to Beneficial Owners (as defined below).

DTC is the world’s largest securities depository and is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues, and money market instruments (from over 100 countries) that DTC’s participants (“DTC Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among DTC Participants of sales and other securities transactions in deposited securities, through electronic computerized book-entry transfers and pledges between DTC Participants’ accounts. This eliminates the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). The DTC Rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.

Purchases of Shares under the DTC system must be made by or through DTC Participants, which will receive a credit for the Shares on DTC’s records. The ownership interest of each actual purchaser of each Share (referred to in this section as “Beneficial Owners”) is in turn to be recorded on the DTC Participant’s and Indirect Participant’s records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the DTC Participant or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in Shares will be accomplished by entries made on the books of DTC Participants and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in Shares, except in the event that use of the book-entry system for the Shares is discontinued.

To facilitate subsequent transfers, all Shares deposited by DTC Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC. The deposit of Shares with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the Shares; DTC’s records reflect only the identity of the DTC Participants to whose accounts such Shares are credited, which may or may not be the Beneficial Owners. The DTC Participants and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to DTC Participants, by DTC Participants to Indirect Participants, and by DTC Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to Shares unless authorized by a DTC Participant in accordance with DTC’s MMI Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to the Trust as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those DTC Participants whose accounts are credited with Shares on the record date (identified in a listing attached to the Omnibus Proxy).

Distributions and dividend payments on the Shares will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit DTC Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from the Trust, on payable date in accordance with their respective holdings shown on DTC’s records. Payments by DTC Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such DTC Participant and

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not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of distributions and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of the Trust, disbursement of such payments to DTC Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of DTC Participants and Indirect Participants.

DTC may discontinue providing its service as depository with respect to Shares at any time by giving reasonable notice to the Trust. Under such circumstances, in the event that a successor depository is not obtained, Share certificates are required to be printed and delivered. The Trust may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, Share certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from DTC, which the Trust believes to be reliable, but the Trust takes no responsibility for the accuracy thereof.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

Except for cash in lieu transactions, as described below, the consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication or a representative sampling of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

Prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the Custodian makes available through NSCC the list of the names and the required number of shares of each Deposit Security and the Cash Component to be included in the current Fund Deposit for each Fund. The composition of the Fund Deposit is based on information at the end of the previous Business Day, and is applicable to any creations of Creation Unit Aggregations of the Fund until the next-announced composition of the Fund Deposit is made available, subject to any adjustments as described below.

The identity and number of shares of the Deposit Securities and the Cash Component required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities and the Cash Component may also change in response to adjustments to the weighting or composition of the Fund Securities. In recognition of longer settlement periods for emerging market securities, the Adviser may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Underlying Index.

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In addition, each Fund reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component in the following circumstances:

(i)        if, on a given Business Day, the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash;

(ii)        if, upon receiving a purchase or redemption order from an Authorized Participant (as defined below), the Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash;

(iii)        if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not eligible for transfer either through the NSCC or DTC; or (b) in the case of non-U.S. investments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(iv)        if the Fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a shareholder would be subject to unfavorable income tax treatment if the shareholder receives redemption proceeds of non-U.S. investments in kind.

If the Adviser notifies Distributor that a “cash in lieu” amount will be accepted, Distributor will notify the Authorized Participant and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the “cash in lieu” amount, with any appropriate adjustments as advised by the Adviser. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be, in the ordinary course of business, at the expense of the Authorized Participant and will not affect the value of all Shares.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see “Book Entry Only System” above), and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A DTC Participant who has entered into a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant that is an Authorized Participant.

All orders to create Creation Unit Aggregations (through an Authorized Participant) must be received in proper form by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in order for the Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund determined on that day.

A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date.

The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Investors who are not Authorized Participants must place their orders for Creation Unit Aggregations with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to

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be placed by the investor’s broker through an Authorized Participant. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Orders for Creation Unit Aggregations

Authorized Participants placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Authorized Participants placing orders for Creation Unit Aggregations should also ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s) on or before the Contractual Settlement Date. The “Contractual Settlement Date” is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Custodian or the applicable sub-custodian and (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of the relevant Fund are customarily traded. The Authorized Participant must also make available on or before the Contractual Settlement Date, by means satisfactory to the Adviser, immediately available or same day funds estimated by the Adviser to be sufficient to pay the Cash Component next determined after acceptance of the creation order, together with the applicable creation transaction fee (as described below under “Creation Transaction Fee”). Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105% of the value of the missing Deposit Securities, which the Adviser may change from time to time. The Participant Agreement will permit the Adviser to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Adviser of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Adviser at such time, and in such manner, as the Adviser may determine in its sole discretion.

Acceptance of Orders for Creation Unit Aggregations

The Adviser or Distributor reserves the absolute right to reject or revoke a creation order transmitted to the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Adviser or any Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Adviser, have an adverse effect on the Adviser or the rights of beneficial owners of a Fund; or (vii) in the event that circumstances outside the control of the the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection or revocation of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and

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acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay a fixed creation transaction fee in the amount described below, per order, as of the date of this SAI, to BNY Mellon regardless of the number of creation units per order and regardless of whether or not the creations are in-kind or all cash. Any additional costs associated with transferring the securities constituting the Deposit Securities to the account of the Trust are borne by the Authorized Participants.

Fund	Transaction Fee

EGShares Beyond BRICs Emerging Asia Consumer ETF	$1,000

EGShares EM Asia Consumer ETF	$2,000

EGShares Emerging Markets Consumer Small Cap ETF	$2,000

EGShares Emerging Markets Core Balanced ETF	$3,000

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only by an Authorized Participant in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation and such Shares must be held in the account of a single Authorized Participant in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund (as discussed under “Deposit of Securities and Deposit or Delivery of Cash” above), the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC. In addition, payment for redemptions may be delayed due to local holidays or closures in certain countries, as discussed below.

Redemption Transaction Fee

The redemption transaction fees for each Fund are the same as the creation transaction fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through

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an Authorized Participant. Orders to redeem Creation Unit Aggregations must be placed no later than the Closing Time. Such orders, if accepted, will receive that Business Day’s NAV per Creation Unit. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of a redeeming Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

To the extent contemplated by a Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105% of the value of the missing Shares, which the Adviser may change from time to time.

The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Adviser, on behalf of the affected Fund, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Adviser of purchasing such Shares and the value of the collateral.

The calculation of the value of each of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian as of such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Adviser may, in its sole discretion, exercise its option to redeem such Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash (see discussion of cash redemptions under “Deposit of Securities and Deposit or Delivery of Cash” above). In addition, an Authorized Participant may request a redemption in cash that a Fund may, in its sole discretion, permit, to the extent permitted under its SEC exemptive order. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified under “Redemption of Fund Shares in Creation Units Aggregations” above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion and to the extent permitted under its SEC exemptive order, provide the Authorized Participant a portfolio of securities that differs from the exact pro rata composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation

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Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting, that is subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Regular Holidays

Because the portfolio securities of each Fund may trade on their relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to purchase and sell Shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets. Each Fund generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus three Business Days (i.e., days on which the Exchange is open). A Fund may pay for redemptions of Creation Units on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to pay in-kind redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The table below shows the regular holidays in calendar year 2014, or the dates on which the local exchange may be closed for settlement in a particular currency, that may, therefore, affect the relevant securities markets of the countries listed below:

Argentina				Brazil
Jan. 1	Apr. 17	July 9	Dec. 25	Jan. 1	Apr. 21	June 23	Dec. 31
Mar. 3	Apr. 18	Aug. 18	Dec. 26	Mar. 3	May 1	July 9
Mar. 4	May 1	Oct. 13		Mar. 4	June 12	Nov. 20
Mar. 24	May 2	Nov. 6		Mar. 5	June 17	Dec. 24
Apr. 2	June 20	Nov. 24		Apr. 18	June 19	Dec. 25

Chile		China
Jan. 1	Dec. 8	Jan. 1	Apr. 18	Sep. 1	Nov. 11
Apr. 18	Dec. 25	Jan. 20	Apr. 21	Sep. 8	Nov. 27
May 1	Dec. 31	Jan. 31	May 1	Sep. 9	Dec. 25
May 21		Feb. 3	May 2	Oct. 1	Dec. 26
July 16		Feb. 4	May 6	Oct. 2
Aug. 15		Feb. 5	May 26	Oct. 3
Sep. 18		Feb. 6	June 2	Oct. 6
Sep. 19		Feb. 17	July 1	Oct. 7
Oct. 31		Apr. 7	July 4	Oct. 13

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Colombia				Czech Republic
Jan. 1	Apr. 18	June 30	Nov. 3	Jan. 1	Oct. 28	Dec. 26
Jan. 6	May 1	Aug. 7	Nov. 17	Apr. 21	Nov. 17
Mar. 24	June 2	Aug. 18	Dec. 8	May 1	Dec. 24
Apr. 17	June 23	Oct. 13	Dec. 25	May 8	Dec. 25

Egypt				Hong Kong
Jan. 1	Apr. 21	July 1	Oct. 5	Jan. 1	May 1	Oct. 1
Jan. 7	Apr. 24	July 23	Oct. 6	Jan. 31	May 6	Oct. 2
Jan. 13	May 1	July 29		Feb. 3	June 2	Dec. 25
Jan. 14	May 27	July 30		Apr. 18	July 1	Dec. 26
Apr. 20	June 8	July 31		Apr. 21	Sep. 9
The Egyptian market is closed every Friday.

Hungary				India
Jan. 1	Oct. 18			Jan. 14	Apr. 14	Aug. 15	Oct. 24
Apr. 21	Oct. 23			Feb. 19	Apr. 18	Aug. 18	Nov. 4
May 1	Oct. 24			Feb. 27	Apr. 24	Aug. 29	Nov. 6
May 2	Dec. 13			Mar. 17	May 1	Oct. 2	Dec. 25
May 10	Dec. 24			Mar. 31	May 14	Oct. 3
June 9	Dec. 25			Apr. 1	July 1	Oct. 6
Aug. 20	Dec. 26			Apr. 8	July 29	Oct. 23

Indonesia				Jordan
Jan. 1	Apr. 18	July 9	Aug. 1	Jan. 1	July 30	Oct. 8
Jan. 14	May 1	July 28	Dec. 25	Jan. 12	July 31	Dec. 25
Jan. 31	May 15	July 29	Dec. 26	May 1	Oct. 5
Mar. 31	May 27	July 30	Dec. 31	May 25	Oct. 6
Apr. 9	May 29	July 31		July 29	Oct. 7

Kuwait				Luxembourg
Jan. 1	Feb, 26	July 29	Oct. 8	Jan. 1	June 9	Dec. 26
Jan. 2	Feb. 27	July 30	Oct. 26	Apr. 18	June 23	Dec. 31
Jan. 13	May 27	Oct. 5		Apr. 21	Aug. 15
Jan. 16	May 29	Oct. 6		May 1	Dec. 24
Feb. 25	July 28	Oct. 7		May 29	Dec. 25

Malaysia				Mauritius
Jan. 1	Feb. 3	July 29	Oct. 23	Jan. 1	Mar. 12	Oct. 23
Jan. 14	May 1	Sep. 1	Dec. 25	Jan. 2	Mar. 31	Dec. 25
Jan. 17	May 13	Sep. 16		Jan. 17	May 1
Jan. 30	July 15	Oct. 6		Jan. 31	July 29
Jan. 31	July 28	Oct. 22		Feb. 27	Aug. 15

Mexico				Morocco
Jan. 1	Apr. 18	Dec. 12		Jan. 1	May 1	Aug. 20	Nov. 18
Feb. 3	May 1	Dec. 25		Jan. 13	July 29	Aug. 21
Mar. 17	Sep. 16			Jan. 14	July 30	Oct. 6
Apr. 17	Nov. 17			Jan. 15	Aug. 14	Nov. 6

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Peru				Philippines
Jan. 1	July 28	Dec. 25		Jan. 1	Apr. 18	Aug. 25	Dec. 30
Apr. 17	July 29			Jan. 31	May 1	Dec. 24	Dec. 31
Apr. 18	Oct. 8			Apr. 9	June 12	Dec. 25
May 1	Dec. 8			Apr. 17	Aug. 21	Dec. 26

Poland				Russia
Jan. 1	June 19	Dec. 26		Jan. 1	Jan. 8	May 2	June 13
Jan. 6	Aug. 15	Dec. 31		Jan. 2	Mar. 7	May 8	Nov. 3
Apr. 18	Nov. 11			Jan. 3	Mar. 10	May 9	Nov. 4
Apr. 21	Dec. 24			Jan. 6	Apr. 30	June 11	Dec. 31
May 1	Dec. 25			Jan. 7	May 1	June 12

Slovenia				South Africa
Jan. 1	May 1	Aug. 15	Dec. 26	Jan. 1	Apr. 21	May 7	Dec. 16
Apr. 18	May 2	Oct. 31		Mar. 21	Apr. 28	June 16	Dec. 25
Apr. 21	June 25	Dec. 25		Apr. 18	May 1	Sep. 24	Dec. 26

Thailand				Turkey
Jan. 1	Apr. 15	July 1	Oct. 23	Jan. 1	July 28	Oct. 7
Feb. 14	May 1	July 11	Dec. 5	Apr. 23	July 29	Oct. 28
Apr. 7	May 5	Aug. 11	Dec. 10	May 1	July 30	Oct. 29
Apr. 14	May 13	Aug. 12	Dec. 31	May 19	Oct. 6

United Kingdom				United States
Jan. 1	Apr. 21	July 4	Nov. 11	Jan. 1	May 26	Nov. 11
Jan. 20	May 1	Aug. 25	Nov. 27	Jan. 20	July 4	Nov. 27
Feb. 17	May 5	Sep. 1	Dec. 25	Feb. 17	Sep. 1	Dec. 25
Apr. 18	May 26	Oct. 13	Dec. 26	Apr. 18	Oct. 13

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a

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“regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board

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reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors Capital Gain Dividends” and “Short-Term Capital Gain Dividends and Interest-Related Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”); and

(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the

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Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net

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long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts (“REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities . At the time of your purchase of Shares, the Fund’s share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain

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shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares

Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Tax Basis Information . The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

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Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on

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Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 Contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

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Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number;

•	certify that this number is correct;

•	certify that you are not subject to backup withholding; and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisers about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Short-Term Capital Gain Dividends and Interest-Related Dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before Jan. 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. Similarly, with respect to taxable years of the Fund that began before Jan. 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the

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Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after Jan. 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number

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of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisers regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

DETERMINATION OF NET ASSET VALUE

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the Unified Fee, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ Administrator and Fund Accountant and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

General Policies. Each Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the

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foregoing, each Fund (except as noted below) expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. The EGShares Emerging Markets Core Balanced ETF expects to declare and pay all of its net investment income, if any, to shareholders as dividends quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not commenced operations. Accordingly, no financial statements are provided for the Funds.

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APPENDIX A

EGA EMERGING GLOBAL SHARES TRUST

Proxy Voting Policy and Procedures

EGA Emerging Global Shares Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I.	Delegation of Proxy Voting to Investment Adviser

The investment adviser, Emerging Global Advisors, LLC. (“EGA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by EGA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund’s and its shareholders’ best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II.	Material Conflicts of Interest

If EGA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, principal underwriter, or any of their affiliated persons; and (ii) EGA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then EGA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

III.	Securities Lending Program

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

IV.	Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.

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V.	Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (the “SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VI.	EGA and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to EGA, as set forth above. Consistent with this delegation, EGA is responsible for the following:

(1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.

(2)	Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.

(3)	The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that EGA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.

VII.	Review Responsibilities

The Trust or EGA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.

VIII.	Preparation and Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to EGA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

IX.	Recordkeeping

Documentation of all votes for the Trust will be maintained by EGA, and/or the Proxy Voting Service.

Adopted: May 17, 2012

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Amended: May 16, 2013

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APPENDIX B

The Trust has delegated to EGA (the “Adviser”) the authority and responsibility for voting proxies on the portfolio securities held by each Fund.  EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC

PROXY VOTING POLICY

INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients. Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client and without materialconflicts of interest.

POLICIES

Except where expressly required by Section 12(d)(1)(F) of the 1940 Act with respect to investment company clients, as described below, as a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages. Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;

•	the anticipated costs and benefits associated with the proposal;

•	the effect on liquidity; and

•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf. As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

To the extent that an investment company client invests in underlying funds pursuant to Section 12(d)(1)(F) of the 1940 Act, the Adviser will mirror or echo vote as required by Section 12(d)(1)(F). In those instances, the Adviser may not be able to vote proxies in what it believes to be its clients' best interests.

A.	Routine Matters

Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of Management as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

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General Matters

The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;

•	to change the fiscal year of the company; and

•	to change the name of a company.

Board Members

The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure

The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors

The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

B.	Non-Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

While the Adviser’s default proxy voting policy is to vote in accordance with the recommendation of the company’s management or directors (collectively, “Management”), the Adviser will override voting with Management if it believes doing so is in the best interests of its clients.

Examples of non-routine matters are set forth below:

1.	Board and Management Issues:

a.	Term Limits. Proposals to require a reasonable retirement age (e.g., 72) for board members, and proposals to attempt to limit tenure.

b.	Replacement. Proposals that make it more difficult to replace board members, including the following proposals:

•	To stagger the board;

•	To overweight company Management on the board;

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•	To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));

•	To introduce unequal voting rights;

•	To create supermajority voting; or

•	To establish pre-emptive rights.

c.	Liability and Indemnification. Proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.

d.	Ownership Issues. Proposals that require Management to own a minimum interest in the company or proposals for stock options or other compensation that grant an ownership interest for Management.

2.           Compensation, Fees and Expenses: Proposals to increase compensation, fees or expenses applicable to the company’s owners.

3.           Voting Rights: Proposals that affect shareholder rights to vote, including proposals to:

•	Introduce unequal voting or dividend rights among the classes;

•	Change the amendment provisions of a company’s charter documents by removing owner approval requirements;

•	Require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);

•	Restrict the owners’ right to act by written consent; or

•	Restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.

4.         Takeover Defenses and Related Actions: Proposals to create any plan or procedure designed primarily to discourage a takeover or other similar action, including the following examples of “poison pills”:

•	Large increases in the amount of stock authorized but not issued;

•	Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);

•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;

•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and

•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

Other non-routine proposals on takeover defenses include proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;

•	Opt out of state anti-takeover laws deemed by the Adviser to be detrimental; and

•	Prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.          Reincorporation: Proposals to change the state of (such as reincorporating in the same state as the headquarters of the controlling company).

6.          Debt Issuance and Pledging of Assets for Debt: Proposals relating to the issuance of debt, the pledging of

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assets for debt, or an increase in borrowing powers, including proposals which may:

•	Increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).

•	Increase in the company’s capital over the current outstanding capital.

7.          Mergers or Acquisitions

8.          Termination or Liquidation of the Company

9.          Social & Environmental Issues and Corporate Responsibility: Proposals relating to social and environmental issues, including proposals that:

•	Reduce discrimination and pollution,

•	Improve protections to minorities and disadvantaged classes,

•	Increase conservation of resources and wildlife,

•	Place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities,

•	Bar or restrict charitable contributions; or

•	Limit corporate political activities.

C.	Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has retained a third party proxy voting service to vote client proxies in accordance with these procedures.

The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy. Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information.

Conflicts of Interest:

At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

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If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

A.	If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

B.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;

C.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and

D.	If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO. In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended. In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

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EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are attached, except as noted:

(a)	Articles of Incorporation.

(1)	Amended and Restated Agreement and Declaration of Trust (April 17, 2009), of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws.

(1)	By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(2)	Amendment No. 1 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

(3)	Amendment No. 2 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(c)	Instruments Defining Rights of Security Holders.

(1)	Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(a) Amendment to Article II of the By-Laws (October 27, 2011) is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Investment Advisory Contracts.

(1)	Investment Advisory Agreement between the Registrant, on behalf of EGShares GEMS Composite ETF, EGShares Basic Materials GEMS ETF, EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF, EGShares Energy GEMS ETF, EGShares Financials GEMS ETF, EGShares Health Care GEMS ETF, EGShares Industrials GEMS ETF, EGShares Technology GEMS ETF, EGShares Telecom GEMS ETF, EGShares Utilities

GEMS ETF, EGShares Emerging Markets Metals & Mining ETF, EGShares Emerging Markets Consumer ETF, EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares India Consumer ETF, EGShares Low Volatility Emerging Markets Dividend ETF, Emerging Markets Domestic Demand ETF, EGShares Beyond BRICs ETF, EGShares China Mid Cap ETF, EGShares Brazil Mid Cap ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares Low Volatility India Dividend ETF and EGShares Emerging Markets Food and Agriculture ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 46, filed on August 6, 2013.

(2)	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF, EGShares Low Volatility Brazil Dividend ETF, EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF, EGShares Emerging Markets Core Balanced ETF, EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares TCW EM Short Term Investment Grade Bond ETF, EGShares TCW EM Intermediate Term Investment Grade Bond ETF, EGShares TCW EM Long Term Investment Grade Bond ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Dividend High Income ETF, EGShares EM Asia Consumer ETF, EGShares EM Bond ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF (active), EGShares EM Tactical Sector Allocation ETF (active) and EGshares Blue Chip ETF, and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(3)	Sub-Advisory Agreement between Emerging Global Advisors, LLC and TCW Investment Management Company is incorporated herein by reference to Post-Effective Amendment No. 61, filed on January 2, 2014.

(e)	Underwriting Contracts.

(1)	Form of Amended Distribution Agreement (the “Distribution Agreement”) between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

(1)	Custody Agreement (the “Custody Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5 to the Custody Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6 to the Custody Agreement related to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares TCW EM Short Term Investment Grade Bond ETF, EGShares TCW EM Intermediate Term Investment Grade Bond ETF, EGShares TCW EM Long Term Investment Grade Bond ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF is incorporated herein by reference to Post-Effective Amendment No. 44 filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Custody Agreement related to EGShares Blue Chip ETF to be filed by amendment.

(h)	Other Material Contracts.

(1)	Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5 to the Transfer Agency and Service Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6 to the Transfer Agency and Service Agreement related to EGShares TCW EM Short Term Investment Grade Bond ETF, EGShares TCW EM Intermediate Term Investment Grade Bond ETF, EGShares TCW EM Long Term Investment Grade Bond ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF, EGShares EM Tactical Sector Allocation, EGShares Emerging Markets Dividend Growth ETF and EGShares Emerging Markets Natural Resources ETF is incorporated herein by reference to Post-Effective Amendment No. 44, filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Transfer Agency and Service Agreement related to EGShares Blue Chip ETF to be filed by amendment.

(2)	Fund Administration and Accounting Agreement (the “Fund Administration and Accounting Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Amendment No. 5 to the Fund Administration and Accounting Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment No. 6 to the Fund Administration and Accounting Agreement relating to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares TCW EM Short Term Investment Grade Bond ETF, EGShares TCW EM Intermediate Term Investment Grade Bond ETF, EGShares TCW EM Long Term Investment Grade Bond ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF is incorporated herein by reference to Post-Effective Amendment No. 44, filed on July 29, 2013.

(g)	Form of Amendment No. 7 to the Fund Administration and Accounting Agreement relating to EGShares Blue Chip ETF to be filed by amendment.

(3)	Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(a)	First Amendment, dated November 12, 2009, to the CCO Services Agreement is incorporated herein by reference to Pre-Effective Amendment No. 3, filed on February 9, 2010.

(b)	Form of Second Amendment, dated March 2, 2010, to the CCO Services Agreement is incorporated herein by reference to Post-

Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Third Amendment, dated February 24, 2011, to the CCO Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Fourth Amendment, dated February 23, 2012, to the CCO Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)	Form of Fifth Amendment to the CCO Services Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(f)	Form of Sixth Amendment to the CCO Services Agreement relating to EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares TCW EM Short Term Investment Grade Bond ETF, EGShares TCW EM Intermediate Term Investment Grade Bond ETF, EGShares TCW EM Long Term Investment Grade Bond ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF (active), EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF (allocation) is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(g)	Form of Seventh Amendment to the CCO Services Agreement relating to EGShares Blue Chip ETF to be filed by amendment.

(i)	Legal Opinions.

(j)	Consent of BBD, LLP, Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(m)	Rule 12b-1 Plan.

(1)	Form of Plan under Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(n)	Rule 18f-3 Plan. Not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(1)	Amended Code of Ethics for Registrant dated May 16, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(2)	Code of Ethics for ALPS Holdings, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6, filed on July 29, 2010.

(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(q)	Powers of Attorney.

(1)	Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	Power of Attorney Excerpt of Unanimous Consent of the Board of Directors for Shahed Hoolash (June 3, 2011) is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.	Indemnification. Article VII of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust effective April 17, 2009, which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(b)	Investment Advisory Agreement between the Registrant, on behalf of EGShares GEMS Composite ETF, EGShares Basic Materials GEMS ETF, EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF, EGShares Energy GEMS ETF, EGShares Financials GEMS ETF, EGShares Health Care GEMS ETF, EGShares Industrials GEMS ETF, EGShares Technology GEMS ETF, EGShares Telecom GEMS

ETF, EGShares Utilities GEMS ETF, EGShares Emerging Markets Metals & Mining ETF, EGShares Emerging Markets Consumer ETF, EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares India Consumer ETF, EGShares Low Volatility Emerging Markets Dividend ETF, Emerging Markets Domestic Demand ETF, EGShares Beyond BRICs ETF, EGShares China Mid Cap ETF, EGShares Brazil Mid Cap ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares Low Volatility India Dividend ETF and EGShares Emerging Markets Food and Agriculture ETF and Emerging Global Advisors, LLC, which is incorporated herein by reference to Post-Effective Amendment No. 46, filed on August 6, 2013.

(c)	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF, EGShares Low Volatility Brazil Dividend ETF, EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF, EGShares Emerging Markets Core Balanced ETF, EGShares Emerging Markets Dividend Growth ETF, EGShares Emerging Markets Natural Resources ETF, EGShares TCW EM Short Term Investment Grade Bond ETF, EGShares TCW EM Intermediate Term Investment Grade Bond ETF, EGShares TCW EM Long Term Investment Grade Bond ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Equal Weight Sector ETF, EGShares EM Dividend High Income ETF, EGShares EM Asia Consumer ETF, EGShares EM Bond ETF, EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF (active), EGShares EM Tactical Sector Allocation ETF (active) and EGshares Blue Chip ETF, and Emerging Global Advisors, LLC, which is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(d)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which is incorporated herein by reference to Post-Effective Amendment No. 70, filed on March 28, 2014.

(e)	Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(f)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(g)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 31.	Business and Other Connections of Investment Adviser.

Investment Adviser

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 155 West 19th Street, 3rd Floor, New York, NY 10011. Emerging Global Advisors, LLC is primarily engaged in providing investment management services. Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (Registration Number 801-69832) and is incorporated herein by reference.

Sub-Adviser

TCW Investment Management Company, a wholly owned subsidiary of The TCW Group, Inc., a Nevada corporation, is a federally registered investment adviser with its principal offices located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW Investment Management Company serves as investment adviser or sub-adviser to a number of open- and closed-end management investment companies that are registered under the Investment Company Act of 1940 and to a number of foreign investment companies. Additional information regarding TCW Investment Management Company, and information as to the officers and directors of TCW Investment Management Company, is included in its Form ADV, as filed with the SEC (Registration Number 801-29075) and is incorporated herein by reference.

Item 32.	Principal Underwriters.

(a)          ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, BBH Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Centour Mutual Fund, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Centre Funds, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)          To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Registrant
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 155 West 19th Street, 3rd Floor, New York, NY 10011.

Item 34.	Management Services. None.

Item 35.	Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Ridgewood and State of New Jersey, on the 29th day of July 2014.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith

Robert C. Holderith

President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman, and Director of each Mauritius Subsidiary	July 29, 2014
Robert C. Holderith

/s/ Ron Safir*	Trustee	July 29, 2014
Ron Safir

/s/ Jeffrey D. Haroldson*	Trustee	July 29, 2014
Jeffrey D. Haroldson

/s/ Robert Willens*	Trustee	July 29, 2014
Robert Willens

/s/ Shahed Hoolash*	Director of each Mauritius Subsidiary	July 29, 2014
Shahed Hoolash

/s/ Susan M. Ciccarone	Principal Financial Officer	July 29, 2014
Susan M. Ciccarone
* By: /s/ Robert C. Holderith
Robert C. Holderith
As Attorney-in-Fact for
each of the persons indicated
(pursuant to powers of attorney)

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBIT NO.	EXHIBIT

(j)	Consent of BBD, LLP, Independent Registered Public Accounting Firm.